UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 47.7%
Federal Farm Credit Bank
$7,000,000	0.519	%(a)	12/02/16	$ 6,999,999
380,000	0.547	(a)	12/19/16	379,990
3,500,000	0.666	(a)	12/29/16	3,499,973
200,000	0.718	(a)	12/30/16	200,010
25,000,000	0.617	(a)	01/17/17	24,999,057
2,500,000	0.647	(a)	01/20/17	2,500,000
1,000,000	0.488	(a)	02/15/17	999,613
1,100,000	0.613	(a)	04/07/17	1,099,985
1,000,000	0.692	(a)	04/25/17	1,000,000
200,000	0.822	(a)	06/13/17	200,130
650,000	0.710	(a)	06/15/17	650,000
3,500,000	0.631	(a)	06/30/17	3,499,918
25,000,000	0.568	(a)	07/13/17	25,000,119
1,250,000	0.886	(a)	08/01/17	1,249,591
700,000	0.578	(a)	09/15/17	699,972
Federal Home Loan Bank
25,500,000	0.305		12/05/16	25,499,150
40,000,000	0.285		12/07/16	39,998,133
3,000,000	0.538	(a)	12/15/16	3,000,000
3,250,000	0.703	(a)	12/23/16	3,250,000
1,270,000	0.776	(a)	12/23/16	1,269,937
2,500,000	0.790	(a)	01/17/17	2,499,701
1,000,000	0.732	(a)	01/25/17	1,000,000
1,500,000	0.821	(a)	02/07/17	1,499,967
15,000,000	0.846	(a)	02/17/17	15,000,000
6,300,000	0.428		02/21/17	6,293,973
6,500,000	0.711	(a)	03/03/17	6,500,000
4,000,000	0.792	(a)	03/13/17	4,000,000
4,000,000	0.794	(a)	03/16/17	4,000,000
6,600,000	0.786	(a)	03/21/17	6,600,000
20,000,000	0.733	(a)	03/23/17	20,000,441
7,500,000	0.744	(a)	03/29/17	7,500,000
4,000,000	0.438	(a)	04/03/17	4,000,000
6,350,000	0.743	(a)	04/05/17	6,350,000
7,000,000	0.448	(a)	04/07/17	6,999,893
4,450,000	0.778	(a)	04/13/17	4,450,000
3,500,000	0.782	(a)	04/18/17	3,500,000
17,500,000	0.711	(a)	04/21/17	17,500,000
25,000,000	0.702	(a)	04/25/17	25,000,000
500,000	0.512	(a)	08/21/17	500,000
4,000,000	0.506	(a)	08/22/17	4,000,000
4,000,000	0.900	(a)	08/28/17	3,999,702
1,500,000	0.911	(a)	09/01/17	1,500,000
2,500,000	0.647	(a)	12/19/17	2,500,000
2,300,000	0.651	(a)	12/27/17	2,300,000
2,410,000	0.680	(a)	03/15/18	2,410,000
2,410,000	0.684	(a)	03/16/18	2,409,844
7,000,000	0.771	(a)(b)	06/01/18	7,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$315,309,098

U.S. Treasury Obligations – 54.4%
United States Treasury Bills
$4,100,000	0.275%		12/08/16	$ 4,099,785
116,900,000	0.311		12/15/16	116,886,134
90,000,000	0.346		12/22/16	89,982,150
5,150,000	0.347		12/29/16	5,148,638
900,000	0.481	(b)	03/02/17	898,925
100,000	0.540		03/16/17	99,845
2,500,000	0.550		03/16/17	2,496,063

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
$500,000	0.509%		05/04/17	$ 498,931
700,000	0.514		05/04/17	698,488
50,000	0.596		05/04/17	49,875
2,900,000	0.545		05/11/17	2,893,061
9,200,000	0.637		05/18/17	9,173,167
200,000	0.602		05/25/17	199,417
700,000	0.612		05/25/17	697,924
500,000	0.617		05/25/17	498,505
7,000,000	0.621	(b)	06/01/17	6,978,413
United States Treasury Floating Rate Notes
300,000	0.575	(a)	01/31/17	300,040
4,650,000	0.565	(a)	04/30/17	4,651,081
2,900,000	0.568	(a)	07/31/17	2,901,176
200,000	0.659	(a)	10/31/17	200,237
United States Treasury Notes
3,300,000	0.625	(b)	12/31/16	3,300,516
100,000	3.250		12/31/16	100,237
1,250,000	0.875		02/28/17	1,251,227
6,450,000	3.000		02/28/17	6,489,431
4,400,000	0.750		03/15/17	4,402,867
8,250,000	3.250		03/31/17	8,324,936
6,450,000	4.500		05/15/17	6,563,885
10,550,000	0.625		05/31/17	10,549,281
10,250,000	2.750		05/31/17	10,360,408
5,600,000	0.875		06/15/17	5,607,615
1,000,000	0.625		06/30/17	1,000,186
3,500,000	0.750		06/30/17	3,502,285
7,000,000	2.500		06/30/17	7,075,932
9,400,000	0.875		07/15/17	9,415,427
100,000	0.500		07/31/17	99,857
13,700,000	0.875		08/15/17	13,719,682
5,300,000	4.750		08/15/17	5,452,142
3,900,000	0.625		08/31/17	3,897,571
5,500,000	1.875		08/31/17	5,548,761
200,000	1.000		09/15/17	200,342
500,000	0.875		10/15/17	500,247
2,750,000	1.875	(b)	10/31/17	2,776,075

TOTAL U.S. TREASURY OBLIGATIONS				$359,490,765

TOTAL INVESTMENTS – 102.1%				$674,799,863

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%				(13,790,109)

NET ASSETS – 100.0%				$661,009,754

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2016.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 30.3%
Federal Farm Credit Bank
$15,000,000	0.519	%(a)	12/02/16	$ 14,999,998
95,000,000	0.666	(a)	12/29/16	94,999,277
14,700,000	0.718	(a)	12/30/16	14,700,726
195,000,000	0.647	(a)	01/20/17	195,000,000
99,000,000	0.488	(a)	02/15/17	98,961,647
12,510,000	0.658	(a)	02/27/17	12,507,671
73,400,000	0.613	(a)	04/07/17	73,398,968
131,300,000	0.692	(a)	04/25/17	131,300,000
150,000,000	1.080	(a)	04/27/17	149,999,240
200,000,000	1.077	(a)	05/15/17	199,998,355
490,000,000	0.628	(a)	05/23/17	490,000,000
13,450,000	0.822	(a)	06/13/17	13,458,712
49,000,000	0.710	(a)	06/15/17	49,000,000
275,000,000	0.744	(a)	06/26/17	274,997,744
294,500,000	0.631	(a)	06/30/17	294,493,117
75,000,000	0.568	(a)	07/13/17	75,000,359
65,000,000	0.707	(a)	07/21/17	64,999,936
6,500,000	0.886	(a)	08/01/17	6,497,873
64,000,000	0.578	(a)	09/15/17	63,997,453
Federal Home Loan Bank
206,600,000	0.510		12/09/16	206,577,044
245,500,000	0.538	(a)	12/15/16	245,500,000
32,000,000	0.518		12/23/16	31,990,066
245,000,000	0.703	(a)	12/23/16	245,000,000
465,000,000	0.678	(a)	01/13/17	464,998,325
495,500,000	0.732	(a)	01/25/17	495,500,000
250,000,000	0.752	(a)	01/30/17	249,993,775
50,000,000	0.746	(a)	02/03/17	49,998,618
895,000,000	0.711	(a)	02/06/17	895,000,000
125,000,000	0.746	(a)	02/07/17	124,996,311
43,000,000	0.821	(a)	02/07/17	42,999,060
50,000,000	0.752	(a)	02/13/17	49,997,785
40,000,000	0.752	(a)	02/14/17	39,998,692
480,000,000	0.846	(a)	02/17/17	480,000,000
439,378,000	0.428		02/21/17	438,957,663
500,000	0.490		02/24/17	499,432
748,000,000	0.766	(a)	03/03/17	748,000,000
725,000,000	0.771	(a)	03/03/17	725,000,000
1,460,500,000	0.711	(a)	03/03/17	1,460,500,000
244,500,000	0.792	(a)	03/13/17	244,500,000
244,500,000	0.794	(a)	03/16/17	244,500,000
247,500,000	0.786	(a)	03/21/17	247,500,000
739,000,000	0.744	(a)	03/29/17	739,000,000
493,000,000	0.438	(a)	04/03/17	493,000,000
490,500,000	0.743	(a)	04/05/17	490,500,000
484,500,000	0.424	(a)	04/06/17	484,500,000
496,500,000	0.428	(a)	04/07/17	496,500,000
986,000,000	0.448	(a)	04/07/17	985,984,967
248,500,000	0.432	(a)	04/11/17	248,500,000
250,000,000	0.787	(a)	04/11/17	250,000,000
238,100,000	0.778	(a)	04/13/17	238,100,000
195,000,000	0.782	(a)	04/18/17	195,000,000
516,700,000	0.493		04/19/17	515,734,403
475,000,000	0.711	(a)	04/21/17	475,000,000
396,200,000	0.702	(a)	04/25/17	396,200,000
250,000,000	0.804	(a)	05/02/17	249,989,580
1,468,000,000	0.724	(a)	06/09/17	1,468,000,000
198,500,000	0.715	(a)	06/15/17	198,500,000
497,000,000	0.498	(a)	06/27/17	497,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$79,000,000	0.512	%(a)	08/21/17	$ 79,000,000
245,000,000	0.506	(a)	08/22/17	245,000,000
152,500,000	0.900	(a)	08/28/17	152,488,632
581,900,000	0.691	(a)	09/01/17	581,900,000
348,000,000	0.596	(a)	09/06/17	348,000,000
497,500,000	0.576	(a)	10/02/17	497,500,000
497,000,000	0.586	(a)	10/02/17	497,000,000
148,500,000	0.708	(a)	11/08/17	148,500,000
246,000,000	0.647	(a)	12/19/17	246,000,000
247,000,000	0.577	(a)	12/26/17	247,000,000
246,300,000	0.651	(a)	12/27/17	246,300,000
248,000,000	0.776	(a)	02/05/18	248,000,000
133,000,000	0.752	(a)	02/15/18	133,000,000
497,000,000	0.766	(a)	02/22/18	497,000,000
238,060,000	0.680	(a)	03/15/18	238,060,000
238,060,000	0.684	(a)	03/16/18	238,044,631
496,000,000	0.633	(a)	03/23/18	496,000,000
993,000,000	0.771	(a)(b)	06/01/18	993,000,000
Federal Home Loan Mortgage Corporation
300,000,000	0.567	(a)	04/20/17	299,982,395
755,000,000	1.056	(a)	04/26/17	754,969,767
102,000,000	1.250		05/12/17	102,258,498
27,300,000	1.000		06/29/17	27,364,575
500,000,000	0.692	(a)	07/21/17	499,967,306
1,992,500,000	0.777	(a)	12/20/17	1,992,500,000
997,000,000	0.842	(a)	01/08/18	997,000,000
249,000,000	0.844	(a)	01/12/18	249,000,000
Federal National Mortgage Association
26,400,000	0.750		04/20/17	26,409,817
151,000,000	5.000		05/11/17	153,815,645
14,900,000	0.609		06/01/17	14,855,054
87,550,000	5.375		06/12/17	89,726,399
143,175,000	0.582	(a)	07/20/17	143,120,225
Overseas Private Investment Corp. (USA)
287,043,727	0.650	(a)	12/07/16	287,043,727
230,775,000	0.660	(a)	12/07/16	230,775,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 30,472,408,468

U.S. Treasury Obligations – 18.2%
United States Treasury Bills
$153,850,000	0.306%		12/08/16	$ 153,841,026
7,700,000	0.481	(b)	03/02/17	7,690,803
252,200,000	0.550		03/16/17	251,802,785
53,800,000	0.509		05/04/17	53,684,928
81,300,000	0.514		05/04/17	81,124,369
6,100,000	0.596		05/04/17	6,084,735
872,600,000	0.514		05/11/17	870,629,257
7,000,000	0.540		05/11/17	6,983,408
1,000,000,000	0.545		05/11/17	997,607,363
128,000,000	0.560		05/11/17	127,685,156
1,753,700,000	0.637		05/18/17	1,748,585,045
44,700,000	0.602		05/25/17	44,569,625
1,000,000,000	0.607		05/25/17	997,059,024
135,600,000	0.612		05/25/17	135,197,908
130,500,000	0.617		05/25/17	130,109,859
1,538,000,000	0.621	(b)	06/01/17	1,533,256,979

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$10,300,000	0.875%		02/28/17	$ 10,310,009
44,400,000	3.000		02/28/17	44,672,462
51,400,000	3.250		03/31/17	51,850,521
500,900,000	4.500		05/15/17	509,740,791
82,400,000	0.625		05/31/17	82,398,169
1,118,250,000	2.750		05/31/17	1,130,226,451
1,723,150,000	0.875		06/15/17	1,725,416,241
243,332,000	0.625		06/30/17	243,378,761
741,500,000	0.750		06/30/17	742,013,863
711,250,000	2.500		06/30/17	718,911,227
213,900,000	0.875		07/15/17	214,136,042
69,800,000	0.500		07/31/17	69,700,352
11,400,000	0.625		07/31/17	11,393,062
60,600,000	2.375		07/31/17	61,279,352
373,422,000	0.875		08/15/17	373,941,516
1,218,911,000	4.750		08/15/17	1,253,731,525
1,322,300,000	0.625		08/31/17	1,321,404,553
1,842,700,000	1.875		08/31/17	1,858,823,087
39,700,000	1.000		09/15/17	39,766,512
200,000,000	0.625		09/30/17	199,719,675
137,000,000	1.875		09/30/17	138,290,446
95,400,000	0.875		10/15/17	95,447,078
252,900,000	1.875	(b)	10/31/17	255,295,062

TOTAL U.S. TREASURY OBLIGATIONS				$ 18,297,759,027

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 48,770,167,495

Repurchase Agreements(c) – 52.1%
Bank of Montreal
$200,000,000	0.390	%(a)(d)	12/07/16	$ 200,000,000
Maturity Value: $200,136,500
Settlement Date: 11/02/16

Collateralized by a U.S. Treasury Bill, 0.000%, due 04/06/17, U.S. Treasury Bonds, 2.750% to 4.750%, due 11/15/39 to 11/15/45 and U.S. Treasury Notes, 0.750% to 3.625%, due 01/31/17 to 05/15/22. The aggregate market value of the collateral, including accrued interest, was $204,000,057.

200,000,000	0.390	(a)(d)	12/07/16	200,000,000
Maturity Value: $200,138,666
Settlement Date: 11/03/16

Collateralized by Federal Home Loan Bank, 2.010%, due 06/16/23, Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 06/01/23 to 12/01/29, Federal National Mortgage Association, 4.500%, due 07/01/29, Government National Mortgage Association, 3.500% to 4.500%, due 08/20/45 to 10/20/46, U.S. Treasury Bonds, 2.750% to 4.625%, due 02/15/40 to 11/15/42, a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due 04/15/17 to 07/15/25 and U.S. Treasury Notes, 0.625% to 2.500%, due 09/30/17 to 08/15/26. The aggregate market value of the collateral, including accrued interest, was $204,023,470.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Bank of Montreal – (continued)
$200,000,000	0.390	%(a)(d)	12/07/16	$ 200,000,000
Maturity Value: $200,136,500
Settlement Date: 11/01/16

Collateralized by U.S. Treasury Bonds, 3.000%, due 05/15/45 to 11/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 04/15/18 to 07/15/23 and U.S. Treasury Notes, 0.750% to 2.250%, due 05/31/18 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $203,999,999.

Bank of Nova Scotia (The)
500,000,000	0.570	(a)(d)	12/07/16	500,000,000
Maturity Value: $502,169,162
Settlement Date: 04/07/16

Collateralized by Federal Home Loan Bank, 1.000%, due 06/21/17, Federal Home Loan Mortgage Corp., 3.500% to 5.500%, due 09/01/26 to 07/01/46, Federal National Mortgage Association, 3.000% to 6.000%, due 02/01/23 to 08/01/46 and Government National Mortgage Association, 4.000% to 5.000%, due 10/15/41 to 06/20/46. The aggregate market value of the collateral, including accrued interest, was $516,940,541.

Barclays Capital, Inc.
1,000,000,000	0.270		12/01/16	1,000,000,000
Maturity Value: $1,000,007,500

Collateralized by U.S. Treasury Bonds, 3.625% to 8.125%, due 08/15/19 to 02/15/44, U.S. Treasury Floating Rate Notes, 0.665%, due 07/31/18 and U.S. Treasury Notes, 0.625% to 3.375%, due 07/31/17 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $1,020,000,092.

BNP Paribas
500,000,000	0.310	(a)(d)	12/01/16	500,000,000
Maturity Value: $501,295,971
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 04/01/26 to 09/01/46, Federal National Mortgage Association, 2.500% to 6.500%, due 04/01/26 to 06/01/46 and Government National Mortgage Association, 3.000% to 7.000%, due 02/15/35 to 11/20/46. The aggregate market value of the collateral, including accrued interest, was $515,000,002.

550,000,000	0.310	(a)(d)	12/01/16	550,000,000
Maturity Value: $551,392,415
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 05/01/28 to 11/01/46, Federal National Mortgage Association, 3.000% to 4.000%, due 09/01/25 to 12/01/46, Government National Mortgage Association, 3.000% to 6.500%, due 09/20/39 to 11/20/46 and U.S. Treasury Notes, 1.625% to 2.250%, due 07/31/20 to 07/31/21. The aggregate market value of the collateral, including accrued interest, was $565,693,034.

1,750,000,000	0.360	(a)(d)	12/06/16	1,750,000,000
Maturity Value: $1,751,085,000
Settlement Date: 10/05/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 11/01/23 to 12/01/47, Federal National Mortgage Association, 2.500% to 8.000%, due 10/01/18 to 11/01/46, Government National Mortgage Association, 3.000% to 7.000%, due 04/20/28 to 11/20/46 and U.S. Treasury Notes, 1.125% to 3.625%, due 02/15/20 to 02/28/21. The aggregate market value of the collateral, including accrued interest, was $1,802,485,876.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$770,000,000	0.330	%(a)(d)	12/07/16	$ 770,000,000
Maturity Value: $770,211,751
Settlement Date: 11/14/16

Collateralized by a U.S. Treasury Bill, 0.000%, due 02/09/17, a U.S. Treasury Bond, 8.125%, due 08/15/19, a U.S. Treasury Floating Rate Note, 0.661%, due 10/31/18, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.375%, due 04/15/32 to 02/15/42, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/17 to 08/15/26, U.S. Treasury Notes, 0.750% to 3.500%, due 02/15/18 to 05/15/23 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/44. The aggregate market value of the collateral, including accrued interest, was $785,399,999.

1,000,000,000	0.350	(a)(d)	12/07/16	1,000,000,000
Maturity Value: $1,000,301,388
Settlement Date: 11/18/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.500%, due 02/01/22 to 11/01/46, Federal National Mortgage Association, 2.500% to 8.000%, due 02/01/19 to 08/01/48, Government National Mortgage Association, 3.000% to 7.000%, due 01/20/33 to 10/20/46, a U.S. Treasury Bond, 8.875%, due 02/15/19 and a U.S. Treasury Note, 1.250%, due 03/31/21. The aggregate market value of the collateral, including accrued interest, was $1,029,999,342.

1,000,000,000	0.410	(a)(d)	12/07/16	1,000,000,000
Maturity Value: $1,000,694,723
Settlement Date: 11/03/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 06/01/25 to 08/01/46, Federal National Mortgage Association, 2.000% to 7.500%, due 05/01/18 to 12/01/46, Government National Mortgage Association, 2.000% to 8.000%, due 12/20/27 to 10/20/46, a U.S. Treasury Bond, 3.000%, due 05/15/45 and U.S. Treasury Notes, 1.000% to 1.750%, due 11/15/19 to 11/30/21. The aggregate market value of the collateral, including accrued interest, was $1,029,612,954.

BNP Paribas Securities Corp.
124,400,000	0.290		12/01/16	124,400,000
Maturity Value: $124,401,002

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.423%, due 05/01/26 to 10/01/46, Federal National Mortgage Association, 2.500% to 6.000%, due 12/01/18 to 09/01/46, Government National Mortgage Association, 4.000%, due 09/20/45, Tennessee Valley Authority, 4.250%, due 09/15/65, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/17, U.S. Treasury Notes, 1.000% to 2.125%, due 09/30/19 to 05/15/25 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/18. The aggregate market value of the collateral, including accrued interest, was $126,888,001.

Citibank N.A.
1,000,000,000	0.290		12/07/16	1,000,000,000
Maturity Value: $1,000,056,389

Collateralized by Federal Home Loan Mortgage Corp., 1.000% to 6.500%, due 09/29/17 to 03/01/46, Federal National Mortgage Association, 1.500% to 7.000%, due 09/01/19 to 09/01/45, Government National Mortgage Association, 4.000% to 9.500%, due 06/20/21 to 06/20/46, Tennessee Valley Authority, 3.875% to 5.980%, due 02/15/21 to 04/01/36, a U.S. Treasury Bill, 0.000%, due 09/14/17, U.S. Treasury Bonds, 2.500% to 8.875%, due 02/15/19 to 05/15/46, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 01/15/18 to 07/15/23 and U.S. Treasury Notes, 0.500% to 3.125%, due 07/31/17 to 02/15/24. The aggregate market value of the collateral, including accrued interest, was $1,019,999,998.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Citigroup Global Markets, Inc.
$29,600,000	0.280%	12/01/16	$ 29,600,000
Maturity Value: $29,600,230
Collateralized by a U.S. Treasury Note, 1.500%, due 01/31/22. The market value of the collateral, including accrued interest, was $30,192,069.

Credit Agricole Corporate and Investment Bank
1,250,000,000	0.280	12/07/16	1,250,000,000
Maturity Value: $1,250,068,056

Collateralized by U.S. Treasury Bills, 0.000%, due 04/06/17 to 05/04/17, U.S. Treasury Bonds, 3.000% to 6.875%, due 08/15/25 to 02/15/44, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.375%, due 01/15/25 to 02/15/46, a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/24, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/35, U.S. Treasury Notes, 0.750% to 2.000%, due 01/31/18 to 05/15/26 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/44. The aggregate market value of the collateral, including accrued interest, was $1,275,000,068.

Credit Suisse Securities (USA) LLC
250,000,000	0.280	12/01/16	250,000,000
Maturity Value: $250,001,944
Collateralized by Government National Mortgage Association, 2.500% to 6.500%, due 03/15/26 to 10/15/46. The aggregate market value of the collateral, including accrued interest, was $255,000,084.

Deutsche Bank Securities, Inc.
800,000,000	0.260	12/01/16	800,000,000
Maturity Value: $800,005,778

Collateralized by U.S. Treasury Bills, 0.000%, due 05/18/17 to 09/14/17, a U.S. Treasury Bond, 6.500%, due 11/15/26, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/24 and U.S. Treasury Notes, 1.375% to 2.625%, due 05/31/20 to 04/30/21. The aggregate market value of the collateral, including accrued interest, was $816,000,063.

750,000,000	0.280	12/01/16	750,000,000
Maturity Value: $750,005,833

Collateralized by Federal Home Loan Mortgage Corp., 0.000%, due 11/29/19 and U.S. Treasury Notes, 0.625% to 2.375%, due 10/15/17 to 08/15/24. The aggregate market value of the collateral, including accrued interest, was $765,000,083.

Federal Reserve Bank of New York
13,200,000,000	0.250	12/01/16	13,200,000,000
Maturity Value: $13,200,091,667

Collateralized by U.S. Treasury Bonds, 3.125% to 4.750%, due 02/15/37 to 02/15/43 and U.S. Treasury Notes, 0.875% to 2.750%, due 07/31/19 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $13,200,091,731.

HSBC Securities (USA), LLC
600,000,000	0.270	12/01/16	600,000,000
Maturity Value: $600,004,500
Collateralized by Federal National Mortgage Association, 2.500% to 6.000%, due 10/01/22 to 10/01/46. The aggregate market value of the collateral, including accrued interest, was $612,000,796.

ING Financial Markets LLC
200,000,000	0.270	12/01/16	200,000,000
Maturity Value: $200,001,500
Collateralized by Federal National Mortgage Association, 3.000% to 6.000%, due 10/01/28 to 09/01/46. The aggregate market value of the collateral, including accrued interest, was $204,003,662.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
ING Financial Markets LLC – (continued)
$100,000,000	0.507	%(a)(e)	01/09/17	$ 100,000,000
Maturity Value: $100,809,790
Settlement Date: 07/09/15
Collateralized by Federal National Mortgage Association, 3.000% to 4.000%, due 08/01/28 to 09/01/44. The aggregate market value of the collateral, including accrued interest, was $102,000,917.
500,000,000	0.576	(a)(e)	01/18/17	500,000,000
Maturity Value: $504,823,065
Settlement Date: 05/26/15
Collateralized by Federal National Mortgage Association, 2.500% to 5.000%, due 12/01/25 to 07/01/46. The aggregate market value of the collateral, including accrued interest, was $510,001,260.
500,000,000	0.586	(a)(e)	01/24/17	500,000,000
Maturity Value: $501,472,860
Settlement Date: 07/27/16

Collateralized by Federal Home Loan Mortgage Corp., 7.000%, due 03/17/31 and Federal National Mortgage Association, 2.500% to 6.500%, due 03/01/24 to 08/01/45. The aggregate market value of the collateral, including accrued interest, was $510,002,438.

100,000,000	0.566	(a)(e)	01/27/17	100,000,000
Maturity Value: $100,749,806
Settlement Date: 10/08/15
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 05/01/26 to 09/01/44. The aggregate market value of the collateral, including accrued interest, was $102,003,636.

Joint Repurchase Agreement Account I
934,200,000	0.266		12/01/16	934,200,000
Maturity Value: $934,206,902

Joint Repurchase Agreement Account III
9,572,000,000	0.284		12/01/16	9,572,000,000
Maturity Value: $9,572,075,571

JP Morgan Securities LLC
500,000,000	0.400		01/09/17	500,000,000
Maturity Value: $500,500,000
Settlement Date: 10/11/16
Collateralized by Federal National Mortgage Association, 2.500% to 9.500%, due 11/01/17 to 12/01/46. The aggregate market value of the collateral, including accrued interest, was $510,001,392.

Merrill Lynch, Pierce, Fenner & Smith, Inc.
105,900,000	0.280		12/01/16	105,900,000
Maturity Value: $105,900,824
Collateralized by Government National Mortgage Association, 3.500% to 4.000%, due 10/20/44 to 07/20/46. The aggregate market value of the collateral, including accrued interest, was $109,077,000.
188,500,000	0.280		12/01/16	188,500,000
Maturity Value: $188,501,466
Collateralized by Federal National Mortgage Association, 3.000% to 3.500%, due 01/01/46 to 12/01/46. The aggregate market value of the collateral, including accrued interest, was $194,155,000.
1,000,000,000	0.500	(a)(e)	03/06/17	1,000,000,000
Maturity Value: $1,001,791,668
Settlement Date: 11/04/16

Collateralized by Federal Home Loan Bank, 1.000%, due 05/15/20, Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 09/01/33 to 12/01/46, Federal National Mortgage Association, 2.500% to 5.000%, due 10/01/26 to 10/01/46 and Government National Mortgage Association, 3.500% to 4.000%, due 06/15/45 to 11/20/46. The aggregate market value of the collateral, including accrued interest, was $1,029,932,684.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
MUFG Securities Americas, Inc.
$300,000,000	0.270%		12/01/16	$ 300,000,000
Maturity Value: $300,002,250

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 3.500%, due 07/01/27 to 10/01/46, Federal National Mortgage Association, 3.000% to 4.500%, due 12/01/25 to 06/01/46 and Government National Mortgage Association, 2.000% to 4.500%, due 09/20/31 to 11/20/46. The aggregate market value of the collateral, including accrued interest, was $309,000,019.

Nomura Securities International, Inc.
400,000,000	0.280		12/01/16	400,000,000
Maturity Value: $400,003,111

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/14/17, U.S. Treasury Bonds, 3.875% to 5.500%, due 08/15/28 to 08/15/40, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/18 to 08/15/37, U.S. Treasury Notes, 1.000% to 2.000%, due 03/31/17 to 02/28/23 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/18 to 08/15/44. The aggregate market value of the collateral, including accrued interest, was $408,000,068.

3,400,000,000	0.300		12/01/16	3,400,000,000
Maturity Value: $3,400,028,333

Collateralized by Federal Farm Credit Bank, 0.830% to 1.320%, due 09/21/17 to 05/07/20, Federal Home Loan Bank, 0.625% to 5.625%, due 12/28/16 to 03/14/36, Federal Home Loan Mortgage Corp., 3.000% to 9.500%, due 12/01/16 to 12/01/46, Federal National Mortgage Association, 0.875% to 8.000%, due 12/01/16 to 10/01/46, Government National Mortgage Association, 1.500% to 10.500%, due 12/15/16 to 11/20/46, Tennessee Valley Authority, 3.500% to 5.980%, due 04/01/36 to 04/01/56, U.S Treasury Bonds, 2.250% to 9.125%, due 05/15/18 to 11/15/46, a U.S. Treasury Floating Rate Note, 0.661%, due 10/31/18, U.S. Treasury Inflation-Indexed Bonds, 2.000% to 3.625%, due 01/15/26 to 04/15/32, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 04/15/18 to 01/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/17 to 08/15/46, U.S. Treasury Notes, 0.500% to 3.625%, due 12/31/16 to 02/15/21 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/18 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $3,485,177,028.

RBC Capital Markets LLC
50,000,000	0.370	(a)(d)	12/07/16	50,000,000
Maturity Value: $50,200,417
Settlement Date: 01/15/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 01/01/43 to 12/01/46, Federal National Mortgage Association, 2.500% to 5.000%, due 07/01/26 to 12/01/46 and Government National Mortgage Association, 3.500% to 4.500%, due 08/20/45 to 02/20/46. The aggregate market value of the collateral, including accrued interest, was $51,000,000.

200,000,000	0.370	(a)(d)	12/07/16	200,000,000
Maturity Value: $201,406,003
Settlement Date: 03/27/15

Collateralized by Federal National Mortgage Association, 3.000%, due 12/01/46 and Government National Mortgage Association, 3.000%, due 11/20/46. The aggregate market value of the collateral, including accrued interest, was $204,000,000.

350,000,000	0.370	(a)(d)	12/07/16	350,000,000
Maturity Value: $350,654,696
Settlement Date: 08/08/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 3.500%, due 12/01/31 to 12/01/46 and Federal National Mortgage Association, 2.500% to 3.500%, due 12/01/31 to 10/01/46. The aggregate market value of the collateral, including accrued interest, was $356,999,999.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
RBC Capital Markets LLC – (continued)
$500,000,000	0.370	%(a)(d)	12/07/16	$ 500,000,000
Maturity Value: $500,781,113
Settlement Date: 10/05/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 01/01/26 to 12/01/46 and Federal National Mortgage Association, 2.500% to 5.000%, due 11/01/25 to 12/01/46. The aggregate market value of the collateral, including accrued interest, was $510,000,003.

750,000,000	0.370	(a)(d)	12/07/16	750,000,000
Maturity Value: $751,179,378
Settlement Date: 10/04/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 11/01/27 to 12/01/46 and Federal National Mortgage Association, 2.000% to 6.000%, due 04/01/27 to 12/01/46. The aggregate market value of the collateral, including accrued interest, was $765,000,000.

250,000,000	0.380	(a)(d)	12/07/16	250,000,000
Maturity Value: $250,562,086
Settlement Date: 07/18/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 3.500%, due 09/01/42 to 12/01/46, Federal National Mortgage Association, 3.000% to 5.000%, due 01/01/31 to 09/01/46 and Government National Mortgage Association, 4.500%, due 09/20/45 to 03/20/46. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

250,000,000	0.380	(a)(d)	12/07/16	250,000,000
Maturity Value: $250,559,447
Settlement Date: 07/13/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 05/01/18 to 12/01/46, Federal National Mortgage Association, 2.500% to 4.500%, due 08/01/26 to 12/01/46 and Government National Mortgage Association, 4.500%, due 03/20/46. The aggregate market value of the collateral, including accrued interest, was $254,999,998.

250,000,000	0.380	(a)(d)	12/07/16	250,000,000
Maturity Value: $250,559,447
Settlement Date: 07/20/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 11/01/30 to 12/01/46, Federal National Mortgage Association, 3.000% to 5.000%, due 08/01/26 to 12/01/46 and Government National Mortgage Association, 4.000% to 4.500%, due 07/15/45 to 03/20/46. The aggregate market value of the collateral, including accrued interest, was $254,999,999.

1,000,000,000	0.410	(a)(d)	12/07/16	1,000,000,000
Maturity Value: $1,002,084,169
Settlement Date: 08/22/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 05/01/18 to 12/01/46, Federal National Mortgage Association, 2.000% to 6.000%, due 11/01/17 to 12/01/46 and Government National Mortgage Association, 3.500% to 4.500%, due 06/20/45 to 06/20/46. The aggregate market value of the collateral, including accrued interest, was $1,019,999,996.

500,000,000	0.440	(a)(d)	12/07/16	500,000,000
Maturity Value: $500,934,998
Settlement Date: 09/27/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 10/01/27 to 12/01/46 and Federal National Mortgage Association, 2.500% to 5.000%, due 08/01/26 to 12/01/46. The aggregate market value of the collateral, including accrued interest, was $510,000,002.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
RBC Dominion Securities, Inc.
$400,000,000	0.260%		12/01/16	$ 400,000,000
Maturity Value: $400,002,889

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/26/17, U.S. Treasury Bonds, 2.250% to 3.750%, due 08/15/43 to 08/15/46, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 04/15/17 to 04/15/18 and U.S. Treasury Notes, 0.625% to 2.500%, due 09/30/17 to 08/15/24. The aggregate market value of the collateral, including accrued interest, was $408,000,000.

1,340,000,000	0.300	(a)(d)	12/07/16	1,340,000,000
Maturity Value: $1,340,156,333

Collateralized by Federal National Mortgage Association, 4.500% to 6.000%, due 06/01/37 to 04/01/39, Government National Mortgage Association, 3.000% to 5.500%, due 10/15/39 to 08/20/46, a U.S. Treasury Bill, 0.000%, due 03/02/17, U.S. Treasury Bonds, 2.250% to 2.500%, due 02/15/46 to 08/15/46 and U.S. Treasury Notes, 1.375% to 2.250%, due 03/31/20 to 08/15/26. The aggregate market value of the collateral, including accrued interest, was $1,366,800,001.

Societe Generale
200,000,000	0.270		12/01/16	200,000,000
Maturity Value: $200,001,500

Collateralized by Federal National Mortgage Association, 3.000% to 6.000%, due 09/01/25 to 02/01/45, Government National Mortgage Association, 3.000%, due 10/20/42, a U.S. Treasury Bond, 5.375%, due 02/15/31 and U.S. Treasury Notes, 0.750% to 3.500%, due 02/15/18 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $205,963,762.

200,000,000	0.400	(a)(d)	12/06/16	200,000,000
Maturity Value: $200,137,778
Settlement Date: 10/05/16

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 6.750%, due 11/29/19 to 08/01/46, Federal National Mortgage Association, 1.125% to 6.000%, due 09/06/19 to 02/01/45, Government National Mortgage Association, 5.750%, due 07/20/36, a U.S. Treasury Bond, 6.750%, due 08/15/26, a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/24 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/41. The aggregate market value of the collateral, including accrued interest, was $205,171,710.

500,000,000	0.380	(a)(d)	12/07/16	500,000,000
Maturity Value: $500,337,779
Settlement Date: 10/17/16

Collateralized by Federal Home Loan Bank, 0.000%, due 01/17/17, Federal Home Loan Mortgage Corp., 0.500%, due 01/27/17, Federal National Mortgage Association, 0.875% to 4.000%, due 04/30/18 to 10/01/46, Government National Mortgage Association, 3.000% to 4.000%, due 08/20/44 to 08/20/46, U.S. Treasury Inflation-Indexed Notes, 0.250% to 2.125%, due 01/15/19 to 01/15/25 and U.S. Treasury Notes, 0.625% to 2.125%, due 05/31/17 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $510,983,593.

600,000,000	0.380	(a)	12/07/16	600,000,000
Maturity Value: $600,354,668
Settlement Date: 10/18/16

Collateralized by U.S. Treasury Bonds, 3.750% to 5.000%, due 05/15/37 to 11/15/43, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/29 and U.S. Treasury Notes, 0.750% to 1.750%, due 08/31/18 to 03/31/22. The aggregate market value of the collateral, including accrued interest, was $612,000,020.

Sumitomo Mitsui Trust Bank, Ltd.
261,250,000	0.400	(a)(d)	12/02/16	261,250,000
Maturity Value: $261,351,597
Settlement Date: 10/28/16
Collateralized by a U.S. Treasury Note, 2.625%, due 11/15/20. The market value of the collateral, including accrued interest, was $264,398,722.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Sumitomo Mitsui Trust Bank, Ltd. – (continued)
$52,187,500	0.400	%(a)(d)	12/07/16	$ 52,187,500
Maturity Value: $52,207,795
Settlement Date: 11/04/16
Collateralized by a U.S. Treasury Note, 3.875%, due 05/15/18. The market value of the collateral, including accrued interest, was $53,214,509.
104,750,000	0.400	(a)(d)	12/07/16	104,750,000
Maturity Value: $104,790,736
Settlement Date: 11/02/16
Collateralized by a U.S. Treasury Note, 2.500%, due 05/15/24. The market value of the collateral, including accrued interest, was $103,952,589.
198,750,000	0.400	(a)(d)	12/07/16	198,750,000
Maturity Value: $198,827,292
Settlement Date: 11/04/16
Collateralized by a U.S. Treasury Note, 3.125%, due 01/31/17. The market value of the collateral, including accrued interest, was $207,081,194.
15,468,750	0.430	(a)(d)	12/07/16	15,468,750
Maturity Value: $15,475,217
Settlement Date: 11/14/16
Collateralized by a U.S. Treasury Note, 2.250%, due 11/15/24. The market value of the collateral, including accrued interest, was $15,264,774.
36,531,250	0.430	(a)(d)	12/07/16	36,531,250
Maturity Value: $36,546,522
Settlement Date: 11/14/16
Collateralized by a U.S. Treasury Note, 3.875%, due 05/15/18. The market value of the collateral, including accrued interest, was $37,250,157.
50,187,500	0.430	(a)(d)	12/07/16	50,187,500
Maturity Value: $50,208,481
Settlement Date: 11/14/16
Collateralized by a U.S. Treasury Note, 2.750%, due 05/31/17. The market value of the collateral, including accrued interest, was $51,531,651.
103,250,000	0.520	(a)(d)	12/07/16	103,250,000
Maturity Value: $103,311,147
Settlement Date: 11/25/16
Collateralized by a U.S. Treasury Note, 3.750%, due 11/15/18. The market value of the collateral, including accrued interest, was $107,343,377.

Wells Fargo Bank, N.A.
700,000,000	0.280		12/01/16	700,000,000
Maturity Value: $700,005,444

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 3.000%, due 10/01/30 to 08/01/46, Federal National Mortgage Association, 3.000% to 4.500%, due 05/01/40 to 09/01/46 and a U.S. Treasury Note, 1.500%, due 11/30/19. The aggregate market value of the collateral, including accrued interest, was $719,797,161.

37,500,000	0.600	(e)	02/27/17	37,500,000
Maturity Value: $37,613,750
Settlement Date: 08/29/16
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/24. The market value of the collateral, including accrued interest, was $38,250,093.
25,000,000	0.580	(e)	03/02/17	25,000,000
Maturity Value: $25,073,708
Settlement Date: 08/31/16
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/24. The market value of the collateral, including accrued interest, was $25,500,062.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Wells Fargo Bank, N.A. – (continued)
$121,500,000	0.580%	(e)	03/03/17	$ 121,500,000
Maturity Value: $121,860,180
Settlement Date: 08/31/16
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/26. The market value of the collateral, including accrued interest, was $123,930,065.

TOTAL REPURCHASE AGREEMENTS				$ 52,520,975,000

TOTAL INVESTMENTS – 100.6%				$101,291,142,495

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%				(560,446,116)

NET ASSETS – 100.0%				$100,730,696,379

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2016.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2016. Additional information on Joint Repurchase Agreement Accounts I and III appear in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2016, these securities amounted to $2,384,000,000 or approximately 2.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – 14.5%
Atlantic Asset Securitization LLC
$13,750,000	1.106%	02/06/17	$ 13,729,664
6,000,000	1.003	03/01/17	5,985,834
Banque et Caisse d’Epargne de l’Etat
9,500,000	1.103	04/07/17	9,474,464
Barton Capital S.A.
10,000,000	0.992	02/01/17	9,986,823
CAFCO LLC
9,500,000	0.982	02/21/17	9,480,660
Charta LLC
9,500,000	0.982	02/21/17	9,480,660
Collateralized Commercial Paper II Co., LLC
5,626,000	0.942	12/16/16	5,627,240
13,000,000	1.023	01/10/17	12,990,406
CRC Funding LLC
10,000,000	0.972	02/22/17	9,982,267
Gotham Funding Corp.
1,000,000	0.931	02/15/17	998,197
Kaiser Foundation Hospitals
10,000,000	0.643	12/20/16	9,996,628
10,000,000	0.776	01/19/17	9,989,903
3,500,000	0.797	01/24/17	3,495,920
Kells Funding LLC
12,000,000	1.052	03/07/17	11,969,995
8,000,000	1.021	03/10/17	7,979,111
8,000,000	1.000	03/23/17	7,975,090
Liberty Street Funding LLC
9,000,000	1.000	03/02/17	8,978,426
LMA-Americas LLC
13,750,000	1.023	01/19/17	13,735,925
Matchpoint Finance PLC
8,000,000	0.941	02/02/17	7,989,234
13,000,000	1.075	02/17/17	12,975,551
MetLife Short Term Funding LLC
5,000,000	1.083	04/10/17	4,980,441
Nieuw Amsterdam Receivables Corp.
5,000,000	0.990	03/02/17	4,988,014
Northwestern Memorial HealthCare
9,500,000	0.713	01/10/17	9,491,723
Old Line Funding Corp.
9,000,000	0.980	03/06/17	8,977,824
SSM Health Care Corp.
13,000,000	0.766	12/19/16	12,995,286
12,000,000	0.797	01/19/17	11,985,050
Standard Chartered Bank
9,500,000	0.920	02/21/17	9,481,339
Thunder Bay Funding, Inc.
12,000,000	0.972	02/22/17	11,975,080
United Overseas Bank Ltd.
10,000,000	1.155	04/21/17	9,954,244

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $267,601,308)			$ 267,650,999

Certificate of Deposit – 0.9%
Citibank, N.A.
$16,000,000	1.000%	03/13/17	$ 16,006,493
(Cost $16,000,000)

Certificate of Deposit-Eurodollar – 0.5%
Sumitomo Mitsui Trust Bank Ltd.
$10,000,000	0.995%	02/06/17	$ 10,004,552
(Cost $10,000,093)

Principal Amount	Interest Rate		Maturity Date	Value
Certificates of Deposit-Yankeedollar – 3.7%
DZ Bank AG
$9,500,000	1.290	%(a)	08/25/17	$ 9,494,671
Landesbank Hessen-Thueringen Girozentrale
19,750,000	1.000		03/17/17	19,753,257
National Bank of Kuwait
12,000,000	1.130		02/24/17	12,008,212
Norinchukin Bank (The)
18,000,000	1.260		04/26/17	18,010,365
Toronto-Dominion Bank (The)
10,000,000	0.830		02/08/17	10,001,878

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $69,250,000)				$ 69,268,383

Fixed Rate Municipal Debt Obligations – 5.2%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
$8,000,000	2.350	%(b)	02/23/17	$ 8,017,364
City & County of San Francisco, California Public Utilities Commission, Series 2016-A2T
6,626,000	0.600		12/15/16	6,625,936
10,000,000	0.650		12/15/16	10,000,000
District of Columbia Water & Sewer Authority CP Series C (Landesbank Hessen-Thueringen Girozentrale, LOC)
12,000,000	0.760		01/09/17	11,999,888
DNB Bank ASA
12,000,000	3.200	(b)	04/03/17	12,076,601
Mizuho Bank Ltd.
8,000,000	2.550	(b)	03/17/17	8,026,245
Nordea Bank AB
5,780,000	3.125	(b)	03/20/17	5,814,088
Sentara Healthcare
10,000,000	0.900		02/02/17	9,998,978
State of California CP Series B-7 (Mizuho Bank, LOC)
12,000,000	0.740		12/05/16	12,000,397
Sumitomo Mitsui Banking Corp.
2,600,000	1.306		01/10/17	2,601,183
8,000,000	2.650	(b)	01/12/17	8,011,296

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (Cost $95,195,366)				$ 95,171,976

Time Deposit – 3.3%
National Bank of Kuwait
$61,300,000	0.350%		12/01/16	$ 61,300,000
(Cost $61,300,000)

Variable Rate Municipal Debt Obligations(c) – 53.0%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
$19,375,000	0.600%		12/01/16	$ 19,375,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
13,950,000	0.600		12/01/16	13,950,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.600		12/01/16	29,110,000
Carnegie Mellon University CP
3,000,000	0.663		01/10/17	2,998,309
City of Colorado Springs, Colorado Utilities System VRDN RB for Subordinate Lien Improvement Series 2005 A RMKT (Mizuho Bank, SPA)
47,540,000	0.540		12/07/16	47,540,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Variable Rate Municipal Debt Obligations(c) – (continued)
City of Gainesville, Florida Utilities System VRDN RB Refunding Series 2007 A (State Street Bank & Trust Co., SPA)
$40,420,000	0.570%	12/07/16	$ 40,420,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
58,500,000	0.610	12/07/16	58,500,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)
300,000	0.550	12/07/16	300,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (Bank of America N.A., SPA)
20,000,000	0.580	12/07/16	20,000,000
County of Lincoln, Wyoming VRDN PCRB Refunding for Exxon Mobil Project Series 2014 (GTY AGMT - Exxon Mobil Corp.)
15,950,000	0.520	12/01/16	15,950,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A
55,890,000	0.520	12/01/16	55,890,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)
15,645,000	0.580	12/07/16	15,645,000
Harris County Cultural Education Facilities Finance Corp. VRDO CP Refunding for Methodist Hospital Series 2009 C-1
10,000,000	0.630	12/02/16	10,000,077
Los Angeles Department of Water & Power Waterworks VRDN RB Refunding Series 2001 Subseries B-4 RMKT (Citibank N.A., SPA)
18,650,000	0.520	12/07/16	18,650,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Refunding Series 2008 A-2 (JPMorgan Chase Bank N.A., SPA)
44,920,000	0.560	12/07/16	44,920,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)
24,000,000	0.550	12/01/16	24,000,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2016 B-1 (Landesbank Hessen-Thueringen Girozentrale, SPA)
13,200,000	0.500	12/01/16	13,200,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT - Chevron Corp.)
63,710,000	0.540	12/01/16	63,710,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2005 B RMKT
18,400,000	0.560	12/07/16	18,400,000
Montgomery County, Tennessee IDB VRDN RB for Hankook Tire Manufacturing LP Project Series 2015 A (Kookmin Bank, LOC)
40,000,000	1.050	12/07/16	40,000,000
Murray City, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2005 A (JPMorgan Chase Bank N.A., SPA)
8,000,000	0.540	12/01/16	8,000,000
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A., SPA)
17,900,000	0.590	12/01/16	17,900,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 Subseries CC-2 (Bank of Nova Scotia, SPA)
40,000,000	0.560	12/01/16	40,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2016 Subseries BB-1B (State Street Bank & Trust Co., SPA)
15,000,000	0.610	12/01/16	15,000,000
Ohio State University VRDN RB Series 2001
180,000	0.520	12/07/16	180,000
Ohio State University VRDN RB Series 2014 B-1
300,000	0.520	12/07/16	300,000

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Municipal Debt Obligations(c) – (continued)
Ohio Water Development Authority VRDN RB for Water Pollution Control Loan Fund Series 2016 A (BMO Harris Bank, N.A., LIQ)
$60,000,000	0.570%		12/07/16	$ 60,000,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Refunding for Children’s Hospital of Philadelphia Project Series 2005 A RMKT (Wells Fargo Bank N.A., SPA)
19,000,000	0.530		12/01/16	19,000,000
State of California GO VRDN Refunding for Kindergarten-University Public Education Facilities Series 2005 A Subseries A-2-1 RMKT (Sumitomo Mitsui Banking Corp., LOC)
35,450,000	0.550		12/07/16	35,450,000
State of Ohio GO VRDN for Common Schools Series 2003 D RMKT
1,000,000	0.560		12/07/16	1,000,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A
14,800,000	0.560		12/07/16	14,800,000
State of Texas GO VRDN Refunding for Veterans Bonds Series 2011 C (Landesbank Hessen-Thueringen Girozentrale, SPA)
37,000,000	0.590		12/07/16	37,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2012 B
16,050,000	0.570		12/07/16	16,050,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 B
23,000,000	0.560		12/07/16	23,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C
20,795,000	0.570		12/07/16	20,795,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)
37,900,000	0.570		12/01/16	37,900,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-3 RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
42,900,000	0.580		12/07/16	42,900,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)
15,940,000	0.530		12/01/16	15,940,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)
19,925,000	0.550		12/07/16	19,925,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $977,696,318)				$ 977,698,386

Variable Rate Obligations(c) – 10.7%
Bank of Montreal
$5,000,000	1.302%		05/12/17	$ 5,006,483
Bank of Nova Scotia (The)
9,500,000	1.274		04/12/17	9,506,237
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
20,000,000	1.193		04/27/17	20,004,847
Bedford Row Funding Corp.
13,000,000	1.288	(b)	10/12/17	13,021,462
Collateralized Commercial Paper Co., LLC
8,000,000	1.142		04/25/17	8,007,266
Collateralized Commercial Paper II Co., LLC
7,000,000	1.332	(b)	10/25/17	7,000,833
Credit Suisse AG
11,000,000	1.255		04/18/17	11,010,830
Dexia Credit Local
10,000,000	1.072		06/19/17	10,003,837
DNB Bank ASA
12,000,000	1.042		04/25/17	12,006,323
Erste Abwicklungsanstalt
8,500,000	0.888	(b)	03/14/17	8,503,215

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Fairway Finance Co., LLC
$10,000,000	0.944	%(b)	04/10/17	$ 10,004,625
Mizuho Bank Ltd.
13,000,000	1.232		04/20/17	13,006,339
8,000,000	1.110		05/12/17	8,001,673
Oversea-Chinese Banking Corp., Ltd.
9,500,000	1.232	(b)	11/15/17	9,506,607
Standard Chartered Bank
13,000,000	1.262		04/19/17	13,007,170
Sumitomo Mitsui Banking Corp.
500,000	1.288		03/14/17	500,599
10,000,000	1.133		05/08/17	10,004,714
Sumitomo Mitsui Trust Bank Ltd.
10,000,000	1.193		04/27/17	10,004,747
Wells Fargo Bank NA
9,600,000	1.077		05/03/17	9,599,509
Westpac Securities NZ Ltd.
10,000,000	1.187	(b)	07/31/17	10,006,676

TOTAL VARIABLE RATE OBLIGATIONS (Cost $197,614,004)				$ 197,713,992

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $1,694,657,089)				$1,694,814,781

Repurchase Agreements(d) – 8.7%
BNP Paribas
$50,000,000	0.510%		12/01/16	$ 50,000,222
Maturity Value: $50,000,708

Collateralized by various asset-backed obligations, 2.330% to 2.631%, due 01/18/25 to 07/18/27, various corporate security issuers, 2.640% to 6.125%, due 01/24/22 to 10/28/27, various mortgage-backed obligations, 0.724% to 6.292%, due 10/25/23 to 09/25/46 and a municipal debt obligation, 1.110%, due 09/15/27. The aggregate market value of the collateral, including accrued interest, was $53,566,277.

HSBC Bank PLC
35,000,000	0.560		12/01/16	35,000,204
Maturity Value: $35,000,544
Collateralized by various equity securities and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $37,800,002.

Merrill Lynch, Pierce, Fenner and Smith, Inc.
35,000,000	0.550		12/01/16	35,000,195
Maturity Value: $35,000,535
Collateralized by various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $37,800,035.

Wells Fargo Securities LLC
40,000,000	0.560		12/01/16	40,000,234
Maturity Value: $40,000,622

Collateralized by various asset-backed obligations, 1.700% to 3.619%, due 06/26/38 to 06/15/49 and various corporate security issuers, 0.000% to 10.500%, due 02/06/17 to 04/01/46. The aggregate market value of the collateral, including accrued interest, was $44,460,861.

TOTAL REPURCHASE AGREEMENTS (Cost $160,000,000)				$ 160,000,855

TOTAL INVESTMENTS – 100.5% (Cost $1,854,657,089)				$1,854,815,636

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%				(9,201,159)

NET ASSETS – 100.0%				$1,845,614,477

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At November 30, 2016, these securities amounted to $133,314,011 or approximately 7.2% of net assets.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2016.

(d)	Unless noted, all repurchase agreements were entered into on November 30, 2016.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes
VRDO	— Variable Rate Demand Obligation

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Paper and Corporate Obligations – 13.7%
Atlantic Asset Securitization LLC
$5,000,000	1.106%		02/06/17	$ 4,992,605
3,000,000	1.003		03/01/17	2,992,917
Barton Capital S.A.
5,000,000	0.992		02/01/17	4,993,411
CAFCO LLC
4,000,000	0.982		02/21/17	3,991,857
Charta LLC
4,000,000	0.982		02/21/17	3,991,857
Collateralized Commercial Paper II Co., LLC
5,000,000	1.023		01/10/17	4,996,310
CRC Funding LLC
5,000,000	0.972		02/22/17	4,991,133
Kaiser Foundation Hospitals
5,000,000	0.643		12/20/16	4,998,314
5,000,000	0.776		01/19/17	4,994,951
1,986,000	0.797		01/24/17	1,983,685
Kells Funding LLC
4,500,000	1.052		03/07/17	4,488,748
4,000,000	1.021		03/10/17	3,989,555
4,000,000	1.000		03/23/17	3,987,545
Liberty Street Funding LLC
4,500,000	1.000		03/02/17	4,489,213
LMA-Americas LLC
5,000,000	1.023		01/19/17	4,994,882
Matchpoint Finance PLC
4,000,000	0.941		02/02/17	3,994,617
5,000,000	1.075		02/17/17	4,990,597
MetLife Short Term Funding LLC
3,000,000	1.083		04/10/17	2,988,265
Nieuw Amsterdam Receivables Corp.
10,000,000	0.990		03/02/17	9,976,029
Northwestern Memorial HealthCare
4,500,000	0.713		01/10/17	4,496,079
Old Line Funding Corp.
4,000,000	0.980		03/06/17	3,990,144
SSM Health Care Corp.
6,000,000	0.766		12/19/16	5,997,825
6,000,000	0.797		01/19/17	5,992,525
Standard Chartered Bank
4,500,000	0.920		02/21/17	4,491,161
Thunder Bay Funding, Inc.
5,000,000	0.972		02/22/17	4,989,617
United Overseas Bank Ltd.
5,000,000	1.155		04/21/17	4,977,122

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $121,745,053)				$121,760,964

Certificate of Deposit – 0.7%
Citibank, N.A.
$6,000,000	1.000%		03/13/17	$ 6,002,435
(Cost $6,000,000)

Certificates of Deposit-Yankeedollar – 3.3%
DZ Bank AG
$4,500,000	1.290	%(a)	08/25/17	$ 4,497,476
Landesbank Hessen-Thueringen Girozentrale
8,250,000	1.000		03/17/17	8,251,360
National Bank of Kuwait
5,000,000	1.130		02/24/17	5,003,421
Norinchukin Bank (The)
7,000,000	1.260		04/26/17	7,004,031

Principal Amount	Interest Rate		Maturity Date	Value
Certificates of Deposit-Yankeedollar – (continued)
Toronto-Dominion Bank (The)
$5,000,000	0.830%		02/08/17	$ 5,000,939

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $29,750,000)				$ 29,757,227

Fixed Rate Municipal Debt Obligations – 5.2%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
$4,000,000	2.350	%(b)	02/23/17	$ 4,008,682
City & County of San Francisco, California Public Utilities Commission, Series 2016-A2T
3,500,000	0.600		12/15/16	3,499,966
5,000,000	0.650		12/15/16	5,000,000
District of Columbia Water & Sewer Authority CP Series C (Landesbank Hessen-Thueringen Girozentrale, LOC)
6,200,000	0.760		01/09/17	6,199,942
DNB Bank ASA
4,500,000	3.200	(b)	04/03/17	4,528,725
Mizuho Bank Ltd.
4,000,000	2.550	(b)	03/17/17	4,013,122
Nordea Bank AB
4,000,000	3.125	(b)	03/20/17	4,023,591
Sentara Healthcare
5,000,000	0.900		02/02/17	4,999,489
State of California CP Series B-7 (Mizuho Bank, LOC)
5,000,000	0.740		12/05/16	5,000,165
Sumitomo Mitsui Banking Corp.
1,500,000	1.306		01/10/17	1,500,683
4,000,000	2.650	(b)	01/12/17	4,005,648

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (Cost $46,791,631)				$ 46,780,013

Time Deposits – 9.0%
National Bank of Kuwait
$40,000,000	0.350%		12/01/16	$ 40,000,000
Royal Bank of Canada
40,700,000	0.330		12/01/16	40,700,000

TOTAL TIME DEPOSITS (Cost $80,700,000)				$ 80,700,000

U.S. Government Agency Obligations – 5.0%
Overseas Private Investment Corp. (USA)
$39,457,580	0.650	%(c)	12/07/16	$ 39,457,580
4,774,210	0.750	(c)	12/07/16	4,774,210

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,231,790)				$ 44,231,790

Variable Rate Municipal Debt Obligations(c) – 52.9%
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT
$13,000,000	0.530%		12/07/16	$ 13,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.600		12/01/16	30,000,000
Carnegie Mellon University CP
2,000,000	0.663		01/10/17	1,998,872

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Variable Rate Municipal Debt Obligations(c) – (continued)
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
$33,010,000	0.560%	12/07/16	$ 33,010,000
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)
20,000,000	0.550	12/07/16	20,000,000
City of Gainesville, Florida Utilities System VRDN RB Refunding Series 2007 A (State Street Bank & Trust Co., SPA)
23,365,000	0.570	12/07/16	23,365,000
City of Omaha, Nebraska Parking Facilities Corp. VRDN RB Putters Series 2013-SGT06 (Societe Generale, LIQ)(b)
18,795,000	0.720	12/01/16	18,795,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
19,700,000	0.610	12/07/16	19,700,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (Bank of America N.A., SPA)
10,000,000	0.580	12/07/16	10,000,000
County of Nassau, New York IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
5,100,000	0.530	12/01/16	5,100,000
County of Nassau, New York Interim Finance Authority Sales Tax VRDN RB Series 2008 B (Sumitomo Mitsui Banking Corp., SPA)
5,000,000	0.560	12/07/16	5,000,000
County of Union, North Carolina Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
16,400,000	0.550	12/07/16	16,400,000
Harris County Cultural Education Facilities Finance Corp. VRDO CP Refunding for Methodist Hospital Series 2009 C-1
5,000,000	0.630	12/02/16	5,000,039
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT - Chevron Corp.)
30,000,000	0.540	12/01/16	30,000,000
Montgomery County, Tennessee IDB VRDN RB for Hankook Tire Manufacturing LP Project Series 2016 A (Kookmin Bank, LOC)(b)
26,650,000	1.050	12/07/16	26,650,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B RMKT (The Bank of New York Mellon, SPA)
2,200,000	0.540	12/01/16	2,200,000
New York City GO VRDN Series 2017 Subseries A-5 (Landesbank Hessen-Thueringen Girozentrale, SPA)
37,000,000	0.590	12/01/16	37,000,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Elliot Chelsea Development Series 2010 A (FHLMC, LIQ)
23,825,000	0.540	12/07/16	23,825,000
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Wake Forest University Series 2004 A
19,020,000	0.550	12/07/16	19,020,000
Nuveen Enhanced Municipal Credit Opportunities Fund VRDP Series 2010-2 (JPMorgan Chase Bank N.A., LIQ)(b)
17,400,000	0.700	12/07/16	17,400,000
Ohio Water Development Authority VRDN RB for Water Pollution Control Loan Fund Series 2016 A (BMO Harris Bank, N.A., LIQ)
30,000,000	0.570	12/07/16	30,000,000
Providence Health & Services Obligated Group VRDN RB Series 12-E (U.S. Bank N.A., SBPA)
30,900,000	0.710	12/07/16	30,900,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)
37,035,000	0.570	12/01/16	37,035,000

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Municipal Debt Obligations(c) – (continued)
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)
$6,900,000	0.530%		12/01/16	$ 6,900,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
8,300,000	0.600		12/01/16	8,300,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $470,598,556)				$470,598,911

Variable Rate Obligations(c) – 11.7%
Bank of Montreal
$10,000,000	1.302%		05/12/17	$ 10,012,966
Bank of Nova Scotia (The)
4,500,000	1.274		04/12/17	4,502,954
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
8,000,000	1.193		04/27/17	8,001,939
Bedford Row Funding Corp.
5,000,000	1.288	(b)	10/12/17	5,008,255
BNP Paribas
6,900,000	1.155		02/07/17	6,907,586
Collateralized Commercial Paper Co., LLC
3,000,000	1.142		04/25/17	3,002,725
Collateralized Commercial Paper II Co., LLC
2,000,000	1.332	(b)	10/25/17	2,000,238
Credit Suisse AG
5,000,000	1.255		04/18/17	5,004,923
Dexia Credit Local
5,000,000	1.072		06/19/17	5,001,918
DNB Bank ASA
5,000,000	1.042		04/25/17	5,002,635
Erste Abwicklungsanstalt
4,000,000	0.888	(b)	03/14/17	4,001,513
Fairway Finance Co., LLC
5,000,000	0.944	(b)	04/10/17	5,002,312
Mizuho Bank Ltd.
5,000,000	1.232		04/20/17	5,002,438
4,000,000	1.110		05/12/17	4,000,837
Oversea-Chinese Banking Corp., Ltd.
4,000,000	1.232	(b)	11/15/17	4,002,783
Standard Chartered Bank
5,000,000	1.262		04/19/17	5,002,758
Sumitomo Mitsui Banking Corp.
5,000,000	1.133		05/08/17	5,002,357
Sumitomo Mitsui Trust Bank Ltd.
8,000,000	1.193		04/27/17	8,003,798
Wells Fargo Bank NA
4,600,000	1.077		05/03/17	4,599,765
Westpac Securities NZ Ltd.
5,000,000	1.187	(b)	07/31/17	5,003,338

TOTAL VARIABLE RATE OBLIGATIONS (Cost $104,017,553)				$104,068,038

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $903,834,583)				$903,899,378

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreements (d) – 4.5%
HSBC Bank PLC
$15,000,000	0.560%	12/01/16	$ 15,000,088
Maturity Value: $15,000,233

Collateralized by various equity securities, an Exchange-Traded Fund and a U.S. Treasury Note, 1.625%, due 07/31/19. The aggregate market value of the collateral, including accrued interest, was $16,200,000.

Merrill Lynch, Pierce, Fenner and Smith, Inc.
15,000,000	0.550	12/01/16	15,000,083
Maturity Value: $15,000,229
Collateralized by various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $16,200,014.

Wells Fargo Securities LLC
10,000,000	0.560	12/01/16	10,000,058
Maturity Value: $10,000,156
Collateralized by various corporate security issuers, 0.000% to 11.500%, due 09/15/17 to 04/01/46. The aggregate market value of the collateral, including accrued interest, was $11,094,584.

TOTAL REPURCHASE AGREEMENTS (Cost $40,000,000)			$ 40,000,229

TOTAL INVESTMENTS – 106.0% (Cost $943,834,583)			$943,899,607

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.0)%			(53,835,627)

NET ASSETS – 100.0%			$890,063,980

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At November 30, 2016, these securities amounted to $108,443,207 or approximately 12.2% of net assets.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2016.

(d)	Unless noted, all repurchase agreements were entered into on November 30, 2016.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes
VRDO	— Variable Rate Demand Obligation
VRDP	— Variable Rate Demand Preferred Shares

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 99.4%
Alabama – 4.7%
Huntsville Health Care Authority CP Series 2016
$300,000	0.680%	02/01/17	$ 299,974

California – 14.5%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Lakeside Village Apartments Series 2011 A (FHLMC, LIQ)
140,000	0.480	12/07/16	140,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1997 L-5
100,000	0.520	12/07/16	100,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2016 04-I
140,000	0.670	01/10/17	140,003
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Project Series 1998 C (FNMA) (FNMA, LIQ)
200,000	0.500	12/07/16	200,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2016 B-1 (Landesbank Hessen-Thueringen Girozentrale, SPA)
135,000	0.500	12/01/16	135,000
San Diego County Regional Transportation Commission VRDN RB Refunding for Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
200,000	0.540	12/07/16	200,000

			915,003

Colorado – 3.9%
City of Colorado Springs Utilities System VRDN RB Series 2010 C (JPMorgan Chase Bank N.A., SPA)
245,000	0.570	12/07/16	245,000

Connecticut – 4.0%
Hartford County Metropolitan District GO BANS Series 2016
250,000	2.000	12/01/16	250,007

Delaware – 3.8%
University of Delaware VRDN RB Refunding Series 2005 (TD Bank N.A., SPA)
140,000	0.600	12/01/16	140,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
100,000	0.600	12/01/16	100,000

			240,000

Florida – 4.7%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A (State Street Bank & Trust Co., SPA)
155,000	0.570	12/07/16	155,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-1 RMKT (State Street Bank & Trust Co., SPA)
140,000	0.580	12/07/16	140,000

			295,000

Georgia – 4.8%
State of Georgia GO Series 2007 B
300,000	5.000	04/01/17	304,168

Illinois – 1.6%
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-3 RMKT (JPMorgan Chase Bank N.A., SPA)
100,000	0.560	12/07/16	100,000

Maryland – 4.0%
County of Montgomery CP BANS Series 2016 10-A (PNC Bank N.A., LIQ)(a)
250,000	0.630	12/19/16	250,000

Massachusetts – 4.0%
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
100,000	0.550	12/01/16	100,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Tufts University Series 2008 N-1 (U.S. Bank N.A., SPA)
150,000	0.530	12/01/16	150,000

			250,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
New York – 14.0%
County of Nassau IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
$200,000	0.530%	12/01/16	$ 200,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Subordinate Series 2014 Subseries A-4 (Mizuho Bank, Ltd., SPA)
140,000	0.550	12/01/16	140,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ) (FNMA, LOC)
100,000	0.570	12/07/16	100,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2003 4V RMKT (Bank of America N.A., SPA)
140,000	0.570	12/07/16	140,000
New York State Power Authority CP Series 2016-2 (JPMorgan Chase Bank N.A., TD Bank N.A., State Street Bank & Trust Co. and Wells Fargo Bank N.A., LOC)
300,000	0.850	12/08/16	300,022

			880,022

North Carolina – 6.7%
City of Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Wells Fargo Bank N.A. SPA)
140,000	0.570	12/07/16	140,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B
140,000	0.510	12/07/16	140,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B
140,000	0.520	12/07/16	140,000

			420,000

Ohio – 3.9%
City of Columbus GO VRDN for Sanitation Sewer System Series 2006-1
245,000	0.520	12/07/16	245,000

Oregon – 3.8%
State of Oregon GO VRDN for Veterans’ Welfare Series 2006 86 RMKT (U.S. Bank N.A., SPA)
100,000	0.520	12/01/16	100,000
State of Oregon GO VRDN for Veterans’ Welfare Series 2007 87C RMKT (U.S. Bank N.A., SPA)
140,000	0.520	12/01/16	140,000

			240,000

Pennsylvania – 4.7%
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Refunding for Children’s Hospital of Philadelphia Project Series 2002 B RMKT (Wells Fargo Bank N.A., SPA)
300,000	0.530	12/01/16	300,000

Texas – 9.5%
City of Houston TRANS Series 2016
250,000	5.000	06/30/17	255,968
City of San Antonio Water System CP Series 2016 A (Bank of Tokyo Mitsubishi UFJ Ltd., LOC)
200,000	0.900	12/01/16	200,002
Lower Neches Valley Authority Industrial Development Corp. VRDN RB for ExxonMobil Project Series 2010 (GTY AGMT – Exxon Mobil Corp.)
140,000	0.500	12/01/16	140,000

			595,970

Washington – 3.6%
County of King Multi-Modal Limited Tax GO VRDN Series 2010 B (State Street Bank & Trust Co., SPA)
230,000	0.570	12/07/16	230,000

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Washington D.C. – 3.2%
Metropolitan Washington D.C. Airport Authority VRDN RB Refunding Series 2010 Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)
$200,000	0.570%	12/07/16	$ 200,000

TOTAL INVESTMENTS – 99.4% (Cost $6,260,213)			$6,260,144

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			36,298

NET ASSETS – 100.0%			$6,296,442

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BANS	— Bond Anticipation Notes
COPS	— Certificates of Participation
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 103.9%
United States Treasury Bills
$337,000,000	0.051%		12/01/16	$ 337,000,000
96,400,000	0.102		12/01/16	96,400,000
113,000,000	0.122		12/01/16	113,000,000
158,000,000	0.153		12/01/16	158,000,000
56,600,000	0.188		12/01/16	56,600,000
918,210,000	0.244		12/01/16	918,210,000
160,000,000	0.290		12/01/16	160,000,000
123,300,000	0.295		12/01/16	123,300,000
319,500,000	0.305		12/01/16	319,500,000
122,400,000	0.249		12/08/16	122,394,169
364,000,000	0.255		12/08/16	363,982,306
4,525,400,000	0.275		12/08/16	4,525,162,416
664,500,000	0.285		12/15/16	664,427,643
587,400,000	0.290		12/15/16	587,334,896
811,225,000	0.295		12/15/16	811,133,512
145,300,000	0.306		12/15/16	145,283,048
3,825,400,000	0.311		12/15/16	3,824,946,265
100,000,000	0.234		12/22/16	99,986,583
1,031,900,000	0.331		12/22/16	1,031,704,369
130,700,000	0.336		12/22/16	130,674,840
7,067,300,000	0.346		12/22/16	7,065,898,319
512,350,000	0.347		12/29/16	512,214,512
250,000,000	0.357	(a)	12/29/16	249,931,944
1,250,000,000	0.362	(a)	12/29/16	1,249,654,861
300,000,000	0.367	(a)	12/29/16	299,916,000
1,250,000,000	0.372	(a)	12/29/16	1,249,645,137
343,500,000	0.480	(a)	03/02/17	343,089,732
90,100,000	0.550		03/16/17	89,958,093
79,940,000	0.483		04/27/17	79,784,950
87,400,000	0.488		04/27/17	87,228,696
79,600,000	0.509		05/04/17	79,429,745
119,800,000	0.514		05/04/17	119,541,199
8,960,000	0.596		05/04/17	8,937,578
268,600,000	0.545		05/11/17	267,957,338
317,900,000	0.560		05/11/17	317,118,054
14,900,000	0.611		05/18/17	14,858,280
1,026,000,000	0.637		05/18/17	1,023,007,502
22,800,000	0.602		05/25/17	22,733,500
69,200,000	0.612		05/25/17	68,994,803
54,100,000	0.617		05/25/17	53,938,264
1,000,000,000	0.621	(a)	06/01/17	996,916,111
United States Treasury Floating Rate Notes
6,840,322,000	0.575	(b)	01/31/17	6,840,689,754
4,293,500,000	0.565	(b)	04/30/17	4,294,031,976
3,509,005,000	0.568	(b)	07/31/17	3,509,521,873
776,126,000	0.659	(b)	10/31/17	776,948,993
549,456,000	0.763	(b)	01/31/18	551,063,571
127,500,000	0.681	(b)	04/30/18	127,503,596
United States Treasury Notes
560,900,000	0.625		12/15/16	560,955,013
172,300,000	0.625	(a)	12/31/16	172,326,922
11,200,000	3.250		12/31/16	11,226,498
462,350,000	0.875		02/28/17	462,777,923
334,200,000	3.000		02/28/17	336,250,012
384,150,000	0.750		03/15/17	384,367,335
69,000,000	1.000		03/31/17	69,096,549
622,500,000	3.250		03/31/17	628,110,784
312,050,000	0.875		05/15/17	312,429,425
815,910,000	4.500		05/15/17	830,368,485
414,000,000	8.750		05/15/17	429,312,694
493,603,000	0.625		05/31/17	493,595,586
1,620,150,000	2.750		05/31/17	1,637,609,682
560,100,000	0.875		06/15/17	560,895,957

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$513,700,000	0.625%	06/30/17	$ 513,775,128
67,700,000	0.750	06/30/17	67,747,675
1,259,300,000	2.500	06/30/17	1,273,048,086
300,400,000	0.875	07/15/17	300,843,966
20,400,000	0.500	07/31/17	20,370,877
40,400,000	0.625	07/31/17	40,375,411
215,300,000	2.375	07/31/17	217,813,783
395,250,000	0.875	08/15/17	395,824,360
424,830,000	4.750	08/15/17	437,039,387
486,200,000	0.625	08/31/17	485,875,471
818,500,000	1.875	08/31/17	825,666,588
22,100,000	1.000	09/15/17	22,137,049
72,500,000	1.875	10/31/17	73,188,151

TOTAL INVESTMENTS – 103.9%			$56,452,583,225

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.9)%			(2,116,283,936)

NET ASSETS – 100.0%			$54,336,299,289

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2016.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 41.3%
United States Treasury Bills
$101,996,000	0.306%		12/08/16	$ 101,990,050
91,600,000	0.481	(a)	03/02/17	91,490,595
25,000,000	0.509		05/04/17	24,946,528
37,800,000	0.514		05/04/17	37,718,342
2,800,000	0.596		05/04/17	2,792,993
223,400,000	0.545		05/11/17	222,865,485
91,500,000	0.560		05/11/17	91,274,935
363,700,000	0.637		05/18/17	362,639,209
9,200,000	0.602		05/25/17	9,173,167
225,000,000	0.607		05/25/17	224,338,280
28,000,000	0.612		05/25/17	27,916,972
23,800,000	0.617		05/25/17	23,728,848
200,000,000	0.621	(a)	06/01/17	199,383,222
United States Treasury Floating Rate Notes
155,000,000	0.575	(b)	01/31/17	155,002,148
195,200,000	0.565	(b)	04/30/17	195,246,842
613,300,000	0.568	(b)	07/31/17	613,335,360
244,000,000	0.659	(b)	10/31/17	243,947,611
897,200,000	0.763	(b)	01/31/18	898,007,591
865,000,000	0.681	(b)	04/30/18	865,024,405
355,000,000	0.665	(b)	07/31/18	354,976,947
United States Treasury Notes
4,500,000	3.250		12/31/16	4,510,646
123,600,000	0.875		02/28/17	123,713,582
123,400,000	3.000		02/28/17	124,156,595
108,400,000	0.750		03/15/17	108,460,856
213,000,000	3.250		03/31/17	214,923,178
211,400,000	0.875		05/15/17	211,655,850
363,950,000	4.500		05/15/17	370,388,971
163,400,000	8.750		05/15/17	169,443,706
181,600,000	0.625		05/31/17	181,594,456
803,600,000	2.750		05/31/17	812,216,537
210,000,000	0.875		06/15/17	210,291,458
181,500,000	0.625		06/30/17	181,526,423
60,500,000	0.750		06/30/17	60,542,502
564,700,000	2.500		06/30/17	570,877,905
390,000,000	0.875		07/15/17	390,646,696
11,000,000	0.500		07/31/17	10,984,296
15,300,000	0.625		07/31/17	15,290,688
81,500,000	2.375		07/31/17	82,451,466
222,450,000	0.875		08/15/17	222,784,858
206,650,000	4.750		08/15/17	212,575,722
235,100,000	0.625		08/31/17	234,948,420
343,100,000	1.875		08/31/17	346,104,934
9,500,000	1.000		09/15/17	9,515,918
21,300,000	1.875		09/30/17	21,507,949
19,600,000	0.875		10/15/17	19,609,672
80,000,000	1.875	(a)	10/31/17	80,758,281

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 9,737,281,095

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – 59.1%
Bank of Montreal
$50,000,000	0.390	%(b)(d)	12/07/16	$ 50,000,000
Maturity Value: $50,034,125
Settlement Date: 11/03/16

Collateralized by U.S. Treasury Bonds, 3.000% to 4.500%, due 02/15/36 to 11/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 04/15/19 to 01/15/21 and U.S. Treasury Notes, 1.000% to 4.250%, due 11/15/17 to 07/31/23. The aggregate market value of the collateral, including accrued interest, was $51,000,099.

50,000,000	0.390	(b)(d)	12/07/16	50,000,000
Maturity Value: $50,034,667
Settlement Date: 11/02/16

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/24, U.S. Treasury Notes, 0.750% to 3.625%, due 10/31/17 to 01/31/23 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/27. The aggregate market value of the collateral, including accrued interest, was $51,000,083.

50,000,000	0.390	(b)(d)	12/07/16	50,000,000
Maturity Value: $50,034,125
Settlement Date: 11/01/16

Collateralized by a U.S. Treasury Bond, 3.875%, due 08/15/40, U.S. Treasury Inflation-Indexed Notes, 0.625% to 1.375%, due 07/15/18 to 07/15/21 and U.S. Treasury Notes, 0.875% to 3.500%, due 01/31/17 to 02/15/24. The aggregate market value of the collateral, including accrued interest, was $51,000,039.

Bank of Nova Scotia (The)
12,800,000	0.260		12/01/16	12,800,000
Maturity Value: $12,800,092
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/18. The market value of the collateral, including accrued interest, was $13,056,115.

BNP Paribas
100,000,000	0.270		12/01/16	100,000,000
Maturity Value: $100,000,750

Collateralized by U.S. Treasury Bonds, 3.000% to 5.250%, due 11/15/28 to 11/15/45, a U.S. Treasury Inflation-Indexed Note, 1.250%, due 07/15/20 and a U.S. Treasury Note, 1.125%, due 04/30/20. The aggregate market value of the collateral, including accrued interest, was $102,000,032.

700,000,000	0.290	(b)(d)	12/01/16	700,000,000
Maturity Value: $701,697,315
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Bonds, 2.875% to 4.625%, due 02/15/40 to 05/15/43, a U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/20 and U.S. Treasury Notes, 0.875% to 2.000%, due 09/15/17 to 07/31/22. The aggregate market value of the collateral, including accrued interest, was $714,000,076.

1,000,000,000	0.350	(b)(d)	12/06/16	1,000,000,000
Maturity Value: $1,000,602,776
Settlement Date: 10/05/16

Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43, a U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44, U.S. Treasury Inflation-Indexed Notes, 1.250% to 2.125%, due 01/15/19 to 07/15/20, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/17 to 02/15/44, U.S. Treasury Notes, 0.750% to 2.625%, due 08/15/17 to 11/15/25 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/40 to 05/15/45. The aggregate market value of the collateral, including accrued interest, was $1,020,000,002.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$230,000,000	0.330	%(b)(d)	12/07/16	$ 230,000,000
Maturity Value: $230,063,250
Settlement Date: 11/14/16

Collateralized by a U.S. Treasury Bill, 0.000%, due 04/13/17, a U.S. Treasury Bond, 3.000%, due 11/15/44, a U.S. Treasury Floating Rate Note, 0.681%, due 04/30/18, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/18, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/17 to 02/15/44, U.S. Treasury Notes, 0.750% to 4.250%, due 01/15/17 to 05/31/21 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/21. The aggregate market value of the collateral, including accrued interest, was $234,599,999.

Citigroup Global Markets, Inc.
49,600,000	0.260		12/01/16	49,600,000
Maturity Value: $49,600,358

Collateralized by U.S. Treasury Bills, 0.000%, due 12/08/16 to 01/26/17 and a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/18. The aggregate market value of the collateral, including accrued interest, was $50,592,023.

Deutsche Bank Securities, Inc.
800,000,000	0.260		12/01/16	800,000,000
Maturity Value: $800,005,778

Collateralized by U.S. Treasury Bills, 0.000%, due 12/08/16 to 06/22/17, a U.S. Treasury Inflation-Indexed Bond, 2.000%, due 01/15/26, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 07/15/22 to 01/15/23 and U.S. Treasury Notes, 0.750% to 1.500%, due 10/31/17 to 01/31/19. The aggregate market value of the collateral, including accrued interest, was $816,000,000.

Federal Reserve Bank of New York
3,800,000,000	0.250		12/01/16	3,800,000,000
Maturity Value: $3,800,026,389

Collateralized by a U.S. Treasury Bond, 2.750%, due 11/15/42 and U.S. Treasury Notes, 1.625% to 2.000%, due 02/15/22 to 08/15/22. The aggregate market value of the collateral, including accrued interest, was $3,800,026,389.

J.P. Morgan Securities LLC
136,400,000	0.270		12/01/16	136,400,000
Maturity Value: $136,401,023
Collateralized by a U.S. Treasury Bond, 3.375%, due 05/15/44 and a U.S. Treasury Note, 1.750%, due 04/30/22. The aggregate market value of the collateral, including accrued interest, was $139,132,309.
500,000,000	0.280	(b)(d)	12/07/16	500,000,000
Maturity Value: $502,535,563
Settlement Date: 03/02/15

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/17 to 08/15/45 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/17 to 05/15/40. The aggregate market value of the collateral, including accrued interest, was $510,000,910.

Joint Repurchase Agreement Account I
3,250,000,000	0.266		12/01/16	3,250,000,000
Maturity Value: $3,250,024,011

Merrill Lynch, Pierce, Fenner & Smith, Inc.
265,200,000	0.260		12/01/16	265,200,000
Maturity Value: $265,201,915

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/22 and a U.S. Treasury Note, 1.125% due 02/28/21. The aggregate market value of the collateral, including accrued interest, was $270,504,097.

Nomura Securities International, Inc.
100,000,000	0.280		12/01/16	100,000,000
Maturity Value: $100,000,778

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/17/17, a U.S. Treasury Bond, 6.500%, due 11/15/26 and a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/18. The aggregate market value of the collateral, including accrued interest, was $102,000,010.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Nomura Securities International, Inc. – (continued)
$800,000,000	0.280%		12/01/16	$ 800,000,000
Maturity Value: $800,006,222

Collateralized by U.S. Treasury Bonds, 5.250% to 7.625%, due 02/15/25 to 11/15/28, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/18 to 08/15/46, U.S. Treasury Notes, 0.750% to 2.500%, due 10/31/17 to 10/31/23 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/18 to 08/15/44. The aggregate market value of the collateral, including accrued interest, was $816,000,020.

RBC Dominion Securities, Inc.
1,100,000,000	0.260		12/01/16	1,100,000,000
Maturity Value: $1,100,007,944

Collateralized by U.S. Treasury Bonds, 2.250% to 3.750%, due 11/15/43 to 08/15/46, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/17 and U.S. Treasury Notes, 1.125% to 3.250%, due 03/31/17 to 02/15/26. The aggregate market value of the collateral, including accrued interest, was $1,122,000,045.

Societe Generale
50,000,000	0.400	(b)(d)	12/06/16	50,000,000
Maturity Value: $50,034,444
Settlement Date: 10/05/16

Collateralized by a U.S. Treasury Bond, 3.000%, due 11/15/45 and U.S. Treasury Notes, 1.625 to 2.500%, due 11/30/20 to 05/15/24. The aggregate market value of the collateral, including accrued interest, was $51,000,001.

150,000,000	0.380	(b)	12/07/16	150,000,000
Maturity Value: $150,088,667
Settlement Date: 10/18/16

Collateralized by U.S. Treasury Bonds, 5.375% to 8.500%, due 02/15/20 to 02/15/31, a U.S. Treasury Floating Rate Note, 0.665%, due 07/31/18, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/35 and U.S. Treasury Notes, 1.000% to 2.625%, due 01/31/18 to 02/28/23. The aggregate market value of the collateral, including accrued interest, was $152,999,999.

50,000,000	0.420	(b)(d)	12/07/16	50,000,000
Maturity Value: $50,053,083
Settlement Date: 09/20/16

Collateralized by U.S. Treasury Bonds, 2.500% to 8.125%, due 08/15/19 to 02/15/46, a U.S. Treasury Floating Rate Note, 0.665%, due 07/31/18, a U.S. Treasury Inflation-Indexed Note, 1.125%, due 01/15/21, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/23, U.S. Treasury Notes, 1.375% to 2.375%, due 04/30/21 to 08/15/24 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/41 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $50,999,999.

Sumitomo Mitsui Trust Bank, Ltd.
50,875,000	0.400	(b)(d)	12/02/16	50,875,000
Maturity Value: $50,894,785
Settlement Date: 10/28/16
Collateralized by a U.S. Treasury Note, 2.125%, due 08/31/20. The market value of the collateral, including accrued interest, was $52,160,977.
50,187,500	0.400	(b)(d)	12/07/16	50,187,500
Maturity Value: $50,207,017
Settlement Date: 11/04/16
Collateralized by a U.S. Treasury Note, 2.750%, due 05/31/17. The market value of the collateral, including accrued interest, was $51,531,651.
105,250,000	0.400	(b)(d)	12/07/16	105,250,000
Maturity Value: $105,290,931
Settlement Date: 11/09/16
Collateralized by a U.S. Treasury Note, 2.500%, due 05/15/24. The market value of the collateral, including accrued interest, was $103,952,589.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Sumitomo Mitsui Trust Bank, Ltd. – (continued)
$209,500,000	0.430	%(b)(d)	12/07/16	$ 209,500,000
Maturity Value: $209,587,582
Settlement Date: 11/14/16
Collateralized by a U.S. Treasury Note, 3.125%, due 05/15/19. The market value of the collateral, including accrued interest, was $213,439,598.

Wells Fargo Bank, N.A.
12,500,000	0.600	(e)	02/27/17	12,500,000
Maturity Value: $12,537,917
Settlement Date: 08/29/16
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/24. The market value of the collateral, including accrued interest, was $12,750,031.
8,000,000	0.580	(e)	03/02/17	8,000,000
Maturity Value: $8,023,587
Settlement Date: 08/31/16
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/24. The market value of the collateral, including accrued interest, was $8,160,008.
38,500,000	0.580	(e)	03/03/17	38,500,000
Maturity Value: $38,614,131
Settlement Date: 08/31/16
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/24 to 01/15/26. The aggregate market value of the collateral, including accrued interest, was $39,270,094.
225,000,000	0.600	(e)	03/10/17	225,000,000
Maturity Value: $225,686,250
Settlement Date: 09/08/16
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/20. The market value of the collateral, including accrued interest, was $229,500,012.

TOTAL REPURCHASE AGREEMENTS				$13,943,812,500

TOTAL INVESTMENTS – 100.4%				$23,681,093,595

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%				(99,126,637)

NET ASSETS – 100.0%				$23,581,966,958

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2016.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2016. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Securities have been determined to be illiquid by the Investment Adviser. At November 30, 2016, these securities amounted to $284,000,000 or approximately 1.2% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 49.3%
United States Treasury Bills
$99,000,000	0.305%		12/01/16	$ 99,000,000
37,100,000	0.480	(a)	03/02/17	37,055,689
2,700,000	0.540		03/16/17	2,695,826
18,500,000	0.550		03/16/17	18,470,862
13,100,000	0.509		05/04/17	13,071,981
19,800,000	0.514		05/04/17	19,757,226
1,470,000	0.596		05/04/17	1,466,321
91,800,000	0.545		05/11/17	91,580,356
78,450,000	0.637		05/18/17	78,221,188
2,000,000	0.602		05/25/17	1,994,167
6,100,000	0.612		05/25/17	6,081,912
5,700,000	0.617		05/25/17	5,682,959
200,000,000	0.621	(a)	06/01/17	199,383,222
United States Treasury Floating Rate Notes
244,750,000	0.575	(b)	01/31/17	244,759,629
202,800,000	0.565	(b)	04/30/17	202,843,706
1,088,100,000	0.568	(b)	07/31/17	1,087,962,813
194,000,000	0.659	(b)	10/31/17	193,983,295
173,800,000	0.763	(b)	01/31/18	174,060,394
157,500,000	0.681	(b)	04/30/18	157,504,444
United States Treasury Notes
2,500,000	3.250		12/31/16	2,505,915
49,850,000	0.875		02/28/17	49,894,771
95,100,000	3.000		02/28/17	95,682,889
74,200,000	0.750		03/15/17	74,242,377
122,600,000	3.250		03/31/17	123,704,823
114,500,000	0.875		05/15/17	114,638,263
185,000,000	4.500		05/15/17	188,268,625
91,300,000	8.750		05/15/17	94,676,930
136,100,000	0.625		05/31/17	136,096,122
385,200,000	2.750		05/31/17	389,317,708
108,300,000	0.875		06/15/17	108,453,186
99,400,000	0.625		06/30/17	99,414,418
55,200,000	0.750		06/30/17	55,236,446
260,800,000	2.500		06/30/17	263,648,595
79,600,000	0.875		07/15/17	79,723,670
3,200,000	0.500		07/31/17	3,195,432
8,200,000	0.625		07/31/17	8,195,009
43,300,000	2.375		07/31/17	43,805,530
77,600,000	0.875		08/15/17	77,715,986
129,350,000	4.750		08/15/17	133,056,176
103,600,000	0.625		08/31/17	103,535,004
133,600,000	1.875		08/31/17	134,766,449
2,300,000	1.000		09/15/17	2,303,937
9,400,000	1.875		09/30/17	9,491,771
4,300,000	0.875		10/15/17	4,302,122
33,330,000	1.875	(a)	10/31/17	33,646,132

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$5,065,094,276

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – 52.5%
Federal Reserve Bank of New York
$5,400,000,000	0.250%	12/01/16	$ 5,400,000,000
Maturity Value: $5,400,037,500

Collateralized by U.S. Treasury Bonds, 2.750% to 7.625%, due 02/15/25 to 11/15/42 and U.S. Treasury Notes, 1.250% to 2.750%, due 10/31/19 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $5,400,037,622.

TOTAL INVESTMENTS – 101.8%			$10,465,094,276

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%			(189,526,889)

NET ASSETS – 100.0%			$10,275,567,387

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2016.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2016.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At November 30, 2016, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$934,200,000	$934,206,902	$952,886,798
Treasury Obligations	3,250,000,000	3,250,024,011	3,315,009,733

REPURCHASE AGREEMENTS — At November 30, 2016, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	0.260%	$242,290,961	$842,909,038
BNP Paribas	0.270	111,634,243	388,365,757
Citigroup Global Markets, Inc.	0.260	133,737,824	465,262,177
Credit Agricole Corporate and Investment Bank	0.260	44,653,697	155,346,303
Credit Suisse Securities (USA) LLC	0.280	223,268,486	776,731,514
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.260	133,961,092	466,038,908
Wells Fargo Securities LLC	0.260	44,653,697	155,346,303
TOTAL		$934,200,000	$3,250,000,000

At November 30, 2016, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bill	0.000%	12/08/16
U.S. Treasury Bonds	2.875 to 9.125	05/15/17 to 05/15/45
U.S. Treasury Floating Rate Notes	0.565 to 0.661	04/30/17 to 10/31/18
U.S. Treasury Inflation-Indexed Bonds	2.375 to 3.625	01/15/25 to 01/15/29
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.625	01/15/17 to 07/15/26
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/20 to 02/15/44
U.S. Treasury Notes	0.500 to 4.625	12/15/16 to 08/15/26
U.S. Treasury Principal-Only Stripped Securities	0.000	05/15/44 to 11/15/45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2016, the Government Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 1, 2016, as follows:

Principal Amount	Maturity Value	Collateral Value
$9,572,000,000	$9,572,075,571	$9,850,239,690

REPURCHASE AGREEMENTS — At November 30, 2016, the Principal Amounts of the Government Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.290%	$340,543,617
Bank of America, N.A.	0.280	486,490,882
Bank of Nova Scotia (The)	0.280	1,654,068,999
BNP Paribas	0.290	3,162,190,734
Citigroup Global Markets, Inc.	0.280	450,295,961
Credit Agricole Corporate and Investment Bank	0.280	1,070,279,941
TD Securities (USA) LLC	0.290	535,139,970
Wells Fargo Securities LLC	0.280	1,872,989,896
TOTAL		$9,572,000,000

At November 30, 2016, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.000 to 5.700%	12/07/16 to 09/01/38
Federal Home Loan Bank	0.500 to 5.500	12/12/16 to 09/06/41
Federal Home Loan Mortgage Corp.	0.000 to 9.000	01/23/17 to 12/01/47
Federal National Mortgage Association	0.000 to 7.500	12/21/16 to 12/01/46
Government National Mortgage Association	3.000 to 10.000	07/15/17 to 11/20/46
Tennessee Valley Authority	2.875	09/15/24
U.S. Treasury Bills	0.000	02/09/17 to 11/09/17
U.S. Treasury Bonds	2.500 to 6.625	02/15/26 to 05/15/46
U.S. Treasury Inflation-Indexed Bond	3.875	04/15/29
U.S. Treasury Inflation-Indexed Notes	0.125	04/15/17 to 07/15/26
U.S. Treasury Interest-Only Stripped Securities	0.000	11/15/25 to 02/15/44
U.S. Treasury Notes	0.500 to 3.625	01/31/17 to 11/15/26

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) on a daily basis. The following Funds, which have been designated by the Board of Trustees as “institutional” money market funds under Rule 2a-7, are required to have a “floating” NAV per share: Financial Square (“FSQ”) Prime Obligations Fund, FSQ Money Market Fund, and FSQ Tax-Exempt Money Market Fund. The investment valuation policy of these Funds will be to value securities based upon available market quotations (or permitted substitutes) of the Fund’s portfolio securities as provided by a third party pricing vendor or broker. All other Funds will continue to use the amortized-cost method of valuation as permitted under Rule 2a-7.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2016, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for Funds that have a floating NAV per share, minimize the volatility of the Fund’s NAV per share). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the yield and liquidity of fixed income securities and instruments held by a Fund.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt Money Market Fund has the ability to invest a significant portion of its assets in certain issuers within the same state, geographic region or sector subjecting it to possible risks associated with an adverse economic, business or political development affecting that state, region or sector.

Tax Information — At November 30, 2016, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

INVESTOR MONEY MARKET FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 23.4%
Atlantic Asset Securitization LLC
$2,000,000	1.147%		02/03/17	$ 1,996,018
Bank of Nova Scotia (The)
1,600,000	1.228		04/26/17	1,592,213
Barton Capital LLC
500,000	1.147		01/11/17	499,362
Charta LLC
250,000	0.963		01/06/17	249,765
Dexia Credit Local
1,000,000	1.197		04/21/17	995,418
1,000,000	1.249		05/18/17	994,307
Erste Abwicklungsanstalt
1,000,000	1.065		01/23/17	998,469
2,000,000	1.044		02/06/17	1,996,203
Gotham Funding Corp.
500,000	1.023		12/13/16	499,833
HSBC Bank PLC
2,780,000	1.036	(a)	01/11/17	2,780,201
Kaiser Foundation Hospitals
1,000,000	0.776		01/19/17	998,966
1,004,000	1.024		02/02/17	1,002,243
Kells Funding LLC
650,000	0.972		12/12/16	649,811
1,500,000	1.086		02/06/17	1,497,041
Landesbank Hessen-Thueringen Girozentrale
1,500,000	0.972		01/24/17	1,497,863
Matchpoint Finance PLC
2,000,000	1.013		01/03/17	1,998,185
250,000	1.065		01/27/17	249,588
Metlife Short Term Funding LLC
2,500,000	1.044		02/03/17	2,495,467
Nieuw Amsterdam Receivables Corp.
1,500,000	0.990		03/02/17	1,496,322
Nordea Bank AB
2,500,000	1.135		04/04/17	2,490,442
SSM Health Care Corp.
1,500,000	0.797		01/19/17	1,498,408
United Overseas Bank Ltd.
1,500,000	1.155		04/21/17	1,493,361
Victory Receivables Corp.
1,500,000	1.033		01/05/17	1,498,527
1,000,000	1.064		01/06/17	998,960
Westpac Banking Corp.
2,000,000	1.398		09/29/17	1,977,182

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$ 34,444,155

Certificate of Deposit – 0.9%
Citibank, N.A.
$1,400,000	1.000%		03/13/17	$ 1,400,000

Certificates of Deposit-Yankeedollar – 7.3%
Bank of Montreal
$250,000	1.402	%(a)	08/11/17	$ 250,000
Cooperative Rabobank UA
500,000	1.400		09/20/17	500,000
DZ Bank AG
250,000	1.240		03/31/17	250,000
1,300,000	1.290	(b)	08/25/17	1,300,000
Mitsubishi UFJ Trust & Banking Corp.
5,000,000	1.130		03/06/17	5,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Certificates of Deposit-Yankeedollar – (continued)
National Bank of Kuwait
$500,000	1.100%	01/09/17	$ 500,000
2,500,000	1.130	02/01/17	2,500,000
Standard Chartered Bank
300,000	1.586	09/20/17	300,000
Westpac Banking Corp.
250,000	1.120	03/17/17	249,996

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$ 10,849,996

Fixed Rate Municipal Debt Obligations – 5.4%
City & County of San Francisco, California Public Utilities Commission, Series 2016-A2T (Bank of Tokyo-Mitsubishi UFJ Ltd., LOC)
$1,500,000	0.650%	12/15/16	$ 1,500,000
Harris County Cultural Education Facilities Finance Corp. CP Refunding for Methodist Hospital Series 2009 C-1
2,000,000	0.910	12/05/16	2,000,000
Johns Hopkins University
1,000,000	0.900	12/08/16	1,000,000
Massachusetts Bay Transportation Authority
1,000,000	0.940	12/06/16	1,000,000
New York State Power Authority CP Series 2016-1 (JPMorgan Chase Bank N.A., TD Bank N.A., State Street Bank & Trust Co. and Wells Fargo Bank N.A., LOC)
1,000,000	0.580	12/06/16	1,000,000
Sumitomo Mitsui Banking Corp.
1,400,000	2.650 (c)	01/12/17	1,402,340

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 7,902,340

Variable Rate Municipal Debt Obligations(a) – 22.8%
Alaska Housing Finance Corp. VRDN RB for Home Mortgage Series 2002 A RMKT (JPMorgan Chase Bank N.A., SPA)
$4,000,000	0.620%	12/01/16	$ 4,000,000
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT
1,000,000	0.530	12/07/16	1,000,000
City of Charlotte, North Carolina VRDN RB for Uptown Revitalization Project Series 2004 (Wells Fargo Bank N.A., SPA)
400,000	0.650	12/07/16	400,000
City of Colorado Springs, Colorado Utilities System VRDN RB for Subordinate Lien Improvement Series 2006 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)
300,000	0.630	12/07/16	300,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
500,000	0.610	12/07/16	500,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (Bank of America N.A., SPA)
2,000,000	0.580	12/07/16	2,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 B
4,000,000	0.520	12/01/16	4,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2011
500,000	0.520	12/01/16	499,995
Fairfax County IDA, Virginia VRDN RB for Fairfax Hospital Series 1988 A RMKT (Northern Trust Co., LOC)
300,000	0.630	12/07/16	300,000

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B Convertible (JPMorgan Chase Bank N.A., SPA)
$750,000	0.520%		12/01/16	$ 750,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)
2,700,000	0.550		12/01/16	2,700,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT - Chevron Corp.)
300,000	0.540		12/01/16	300,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 H (GTY AGMT - Chevron Corp.)
3,500,000	0.550		12/01/16	3,500,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B RMKT (Bank of New York Mellon, SPA)
900,000	0.540		12/01/16	900,000
New York City GO VRDN Refunding Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
500,000	0.590		12/01/16	500,000
Orlando Utilities Commission Utility System Revenue, Florida VRDN RB Series 2008 2 RMKT (JPMorgan Chase Bank SPA)
400,000	0.590		12/07/16	400,000
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania VRDN RB for Children’s Hospital of Philadelphia Project Series 2011 A (JPMorgan Chase Bank, SPA)
3,415,000	0.530		12/01/16	3,415,000
Pinellas County Health Facilities Authority, Florida VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
725,000	0.560		12/07/16	725,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2003 D
300,000	0.560		12/07/16	300,000
State of Texas GO VRDN for Veterans Bonds Series 2016 (Landesbank Hessen-Thueringen Girozentrale, SPA)
305,000	0.570		12/07/16	305,000
Tarrant County, Texas Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C
475,000	0.570		12/07/16	475,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
3,500,000	0.650		12/07/16	3,500,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
2,820,000	0.600		12/01/16	2,820,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 33,589,995

Variable Rate Obligations(a) – 23.7%
Banco Del Estado De Chile
$1,000,000	1.125%		03/09/17	$ 1,000,000
Bank of Nova Scotia (The)
250,000	1.050	(c)	02/17/17	250,000
500,000	1.145		03/09/17	500,000
BNP Paribas
1,500,000	1.155		02/07/17	1,500,710
BNZ International Funding Ltd.
1,900,000	1.354	(c)	10/04/17	1,900,000
Canadian Imperial Bank of Commerce
3,000,000	1.312		10/13/17	3,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Chariot Funding LLC
$1,920,000	0.984	%(c)	02/02/17	$ 1,919,705
Collateralized Commercial Paper Co., LLC
250,000	1.364	(c)	07/06/17	250,000
Commonwealth Bank of Australia
800,000	1.336		07/27/17	799,855
Credit Suisse AG
500,000	1.266		03/31/17	500,000
2,000,000	1.233		04/07/17	2,000,000
HSBC Bank PLC
500,000	1.326		02/22/17	500,192
JPMorgan Chase Bank N.A.
491,000	1.234		06/09/17	490,800
Mizuho Bank Ltd.
3,000,000	1.255		04/18/17	3,000,000
National Australia Bank Ltd.
900,000	1.075		06/08/17	899,097
Nordea Bank AB
650,000	1.335		09/06/17	650,000
Norinchukin Bank (The)
250,000	1.266		02/22/17	250,000
5,000,000	1.233		04/10/17	5,000,000
Oversea-Chinese Banking Corp., Ltd.
1,300,000	1.232	(c)	11/15/17	1,300,000
Royal Bank of Canada
1,500,000	1.268		10/05/17	1,499,986
Standard Chartered Bank
250,000	1.240		02/03/17	250,000
2,000,000	1.322		07/19/17	2,000,000
Sumitomo Mitsui Banking Corp.
1,000,000	1.133		05/08/17	1,000,000
Sumitomo Mitsui Trust Bank Ltd.
250,000	1.033		01/06/17	250,000
2,000,000	1.270		02/17/17	2,001,048
UBS AG
250,000	1.088		01/13/17	250,000
750,000	1.168		02/13/17	749,970
Wells Fargo Bank N.A.
500,000	1.343		09/22/17	500,000
Westpac Securities NZ, Ltd.
750,000	1.402	(c)	08/11/17	749,870

TOTAL VARIABLE RATE OBLIGATIONS				$ 34,961,233

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$123,147,719

Repurchase Agreements(d) – 17.2%
Joint Repurchase Agreement Account III
$25,300,000	0.284%		12/01/16	$ 25,300,000
Maturity Value: $25,300,200

TOTAL INVESTMENTS – 100.7%				$148,447,719

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%				(1,065,692)

NET ASSETS – 100.0%				$147,382,027

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2016.

(b)	All or a portion represents a forward commitment.

(c)	Security not registered under the Security Act of 1933, as amended. Such securities may be deemed liquid by the Investment Adviser. At November 30, 2016, these securities amounted to $7,771,915 or approximately 5.3% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on November 30, 2016. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
CP	— Commercial Paper
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
LOC	— Letter of Credit
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 103.1%
Alabama – 3.8%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C
$10,000,000	0.610%	12/01/16	$ 10,000,000
Huntsville Health Care Authority CP Series 2016
12,200,000	0.680	02/01/17	12,200,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT
11,500,000	0.610	12/07/16	11,500,000

			33,700,000

Alaska – 2.6%
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 A RMKT
14,040,000	0.550	12/07/16	14,040,000
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT
780,000	0.530	12/07/16	780,000
Alaska Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT
7,695,000	0.550	12/07/16	7,695,000

			22,515,000

Arizona – 1.1%
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health Series 2008 G (Wells Fargo Bank N.A., LOC)
9,000,000	0.580	12/07/16	9,000,000
City of Phoenix IDA Health Care Facilities VRDN RB for Mayo Clinic Series 2014 A (Bank of America N.A., SPA) (GTY AGMT - Mayo Clinic)
750,000	0.540	12/01/16	750,000

			9,750,000

California – 4.0%
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2016 04-I
16,100,000	0.670	01/10/17	16,100,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C RMKT (FNMA) (FNMA, LIQ)
7,225,000	0.500	12/07/16	7,225,000
State of California GO Refunding Series 2015
9,345,000	5.000	08/01/17	9,603,485
The Regents of the University of California VRDN RB Refunding General Series 2013 AL-2
2,525,000	0.530	12/07/16	2,525,000

			35,453,485

Colorado – 3.0%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)
3,000,000	0.540	12/07/16	3,000,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D (Wells Fargo Bank N.A., LIQ)
16,700,000	0.570	12/07/16	16,700,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Adjustable Series 2001 AA-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)
7,045,000	0.550	12/07/16	7,045,000

			26,745,000

Connecticut – 4.9%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2011 Subseries E-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)
12,830,000	0.550	12/07/16	12,830,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
5,500,000	0.560	12/07/16	5,500,000
Hartford County Metropolitan District GO BANS Series 2016
24,750,000	2.000	12/01/16	24,750,000

			43,080,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Delaware – 1.7%
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
$14,565,000	0.600%	12/01/16	$ 14,565,000

Florida – 4.5%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A (State Street Bank & Trust Co., SPA)
10,200,000	0.570	12/07/16	10,200,000
Jacksonville Electric Authority Electric System VRDN RB Series Three 2008 A RMKT (Royal Bank of Canada, SPA)
5,170,000	0.570	12/07/16	5,170,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-1 RMKT (State Street Bank & Trust Co., SPA)
11,045,000	0.580	12/07/16	11,045,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,025,000	0.560	12/07/16	13,025,000

			39,440,000

Georgia – 3.4%
Municipal Electric Authority of Georgia VRDN RB for Project One Subordinated Series 2008 Subseries B RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
10,000,000	0.580	12/07/16	10,000,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-1
10,200,000	0.530	12/07/16	10,200,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-3
2,900,000	0.520	12/07/16	2,900,000
State of Georgia GO Refunding Series 2015 C(a)
7,000,000	5.000	07/01/17	7,165,830
State of Georgia GO Series 2007 B
225,000	5.000	04/01/17	228,169

			30,493,999

Idaho – 0.6%
State of Idaho GO TANS Series 2016
5,000,000	2.000	06/30/17	5,036,722

Illinois – 1.7%
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries C RMKT
10,300,000	0.510	12/07/16	10,300,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B RMKT
5,000,000	0.560	12/07/16	5,000,000

			15,300,000

Indiana – 1.1%
Indiana Finance Authority VRDN RB Refunding for Ascension Health Credit Group Series 2008 E-8 RMKT
9,600,000	0.540	12/07/16	9,600,000

Louisiana – 3.0%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A
10,000,000	0.520	12/01/16	10,000,000
East Baton Rouge Parish VRDN PCRB Refunding for ExxonMobil Project Series 1993
16,000,000	0.520	12/01/16	16,000,000

			26,000,000

Maryland – 3.1%
County of Montgomery CP BANS Series 2016 10-A (PNC Bank N.A., LIQ)(a)
21,200,000	0.630	12/19/16	21,200,000
Washington Suburban Sanitary District GO VRDN BANS Series 2013 A (TD Bank N.A., SPA)
6,100,000	0.540	12/07/16	6,100,000

			27,300,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – 2.8%
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y
$9,600,000	0.540%	12/07/16	$ 9,600,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
965,000	0.550	12/01/16	965,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Tufts University Series 2008 N-2 RMKT (Wells Fargo Bank N.A., SPA)
5,200,000	0.520	12/01/16	5,200,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)
8,740,000	0.570	12/07/16	8,740,000

			24,505,000

Minnesota – 2.8%
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D RMKT (JPMorgan Chase Bank N.A., SPA)
4,360,000	0.600	12/07/16	4,360,000
Rochester Health Care Facilities CP Series 2016
20,000,000	0.600	01/04/17	20,000,000

			24,360,000

Mississippi – 4.5%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B RMKT (GTY AGMT - Chevron Corp.)
11,160,000	0.550	12/01/16	11,160,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 B (GTY AGMT - Chevron Corp.)
7,700,000	0.550	12/01/16	7,700,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT - Chevron Corp.)
6,200,000	0.500	12/07/16	6,200,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 E (GTY AGMT - Chevron Corp.)
14,700,000	0.540	12/01/16	14,700,000

			39,760,000

Missouri – 2.3%
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A RMKT (Northern Trust Co., SPA)
10,500,000	0.540	12/01/16	10,500,000
Missouri Development Finance Board Cultural Facilities VRDN RB Refunding for Nelson Gallery Foundation Series 2008 A RMKT (Northern Trust Co., SPA)
9,475,000	0.540	12/01/16	9,475,000

			19,975,000

Multi-State – 4.3%
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)
22,785,000	0.580	12/07/16	22,785,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)
10,470,000	0.580	12/07/16	10,470,000
Nuveen AMT-Free Municipal Income Fund VRDP Series 2013-2-1309 (Citibank N.A., LIQ)(b)
4,500,000	0.660	12/07/16	4,500,000

			37,755,000

New Hampshire – 1.3%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B RMKT (The Bank of New York Mellon, SPA)
11,100,000	0.540	12/01/16	11,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – 18.6%
County of Nassau IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
$18,370,000	0.530%	12/01/16	$ 18,370,000
County of Nassau Interim Finance Authority VRDN RB Refunding Series 2008 D-1 RMKT (BMO Harris Bank N.A., SPA)
6,000,000	0.540	12/07/16	6,000,000
New York City GO VRDN Refunding Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
15,080,000	0.590	12/01/16	15,080,000
New York City GO VRDN Series 2013 Subseries D-3 (JPMorgan Chase Bank N.A., SPA)
10,000,000	0.570	12/01/16	10,000,000
New York City GO VRDN Series 2013 Subseries F-3 (Bank of America N.A., LIQ)
1,600,000	0.590	12/01/16	1,600,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Bruckner by the Bridge Series 2008 A RMKT (FHLMC, LIQ)
8,000,000	0.530	12/07/16	8,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-2 (PNC Bank N.A., SPA)
2,000,000	0.560	12/01/16	2,000,000
New York City Transitional Finance Authority RB Refunding for Future Tax Secured Series 2012 B
12,145,000	5.000	11/01/17	12,600,798
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 Subseries A-1 (JPMorgan Chase Bank N.A., SPA)
90,000	0.570	12/07/16	90,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
11,900,000	0.530	12/07/16	11,900,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
7,450,000	0.530	12/07/16	7,450,000
New York State Dormitory Authority CP Series 2016
840,000	0.600	02/06/17	840,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ) (FNMA, LOC)
9,000,000	0.570	12/07/16	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ) (FNMA, LOC)
5,000,000	0.570	12/07/16	5,000,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 A RMKT (FHLMC, LIQ)
6,800,000	0.570	12/07/16	6,800,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)
18,800,000	0.570	12/07/16	18,800,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2003 4V RMKT (Bank of America N.A., SPA)
4,000,000	0.570	12/07/16	4,000,000
New York State Power Authority CP Series 2016-1 (JPMorgan Chase Bank N.A., TD Bank N.A., State Street Bank & Trust Co. and Wells Fargo Bank N.A., LOC)
8,000,000	0.580	12/06/16	8,000,000
New York State Power Authority CP Series 2016-2 (JPMorgan Chase Bank N.A., TD Bank N.A., State Street Bank & Trust Co. and Wells Fargo Bank N.A., LOC)
7,700,000	0.850	12/08/16	7,700,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 C RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
6,700,000	0.580	12/07/16	6,700,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-2 RMKT (Wells Fargo Bank N.A., LOC)
3,300,000	0.510	12/01/16	3,300,000

			163,230,798

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – 0.4%
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)
$3,500,000	0.510%	12/01/16	$ 3,500,000

Ohio – 4.1%
Allen County Hospital Facilities VRDN RB for Catholic Health Partners Series 2012 B
10,000,000	0.590	12/07/16	10,000,000
Ohio State University VRDN RB Series 2005 B
2,000,000	0.520	12/07/16	2,000,000
Ohio State University VRDN RB Series 2014 B-2
12,500,000	0.540	12/07/16	12,500,000
Ohio Water Development Authority Water Pollution Control VRDN RB for Loan Fund Series 2016 A (BMO Harris Bank, N.A., LIQ)
2,850,000	0.570	12/07/16	2,850,000
State of Ohio GO VRDN for Common Schools Series 2003 D RMKT
9,000,000	0.560	12/07/16	9,000,000

			36,350,000

Oregon – 2.3%
State of Oregon GO TANS Series 2016 A
20,000,000	2.000	06/30/17	20,138,041

Pennsylvania – 1.4%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Putters Series 2013-4323 (GTY AGMT - JPMorgan Chase Bank N.A.) (JPMorgan Chase Bank N.A., LIQ)(b)
11,635,000	0.580	12/01/16	11,635,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Refunding for Children’s Hospital of Philadelphia Project Series 2005 A RMKT (Wells Fargo Bank N.A., SPA)
765,000	0.530	12/01/16	765,000

			12,400,000

Rhode Island – 1.0%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B RMKT (Northern Trust Co., SPA)
8,965,000	0.520	12/07/16	8,965,000

Texas – 12.6%
City of Houston TRANS Series 2016
19,750,000	5.000	06/30/17	20,223,105
City of San Antonio Electric & Gas Systems CP Series 2016 B (State Street Bank & Trust Co. and Wells Fargo Bank N.A., LOC)
10,000,000	0.610	12/15/16	10,000,000
15,000,000	0.640	01/05/17	15,000,000
City of San Antonio Water System CP Series 2016 A (Bank of Tokyo Mitsubishi UFJ Ltd., LOC)
10,000,000	0.900	12/01/16	10,000,000
Harris County Cultural Education Facilities Finance Corp. RB CP Refunding for Methodist Hospital System Series 2016 2009C-2
10,000,000	0.860	12/19/16	10,000,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-1 RMKT
15,100,000	0.550	12/01/16	15,100,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-1
7,250,000	0.550	12/01/16	7,250,000
State of Texas GO VRDN for Veterans Bonds Series 2016 (Landesbank Hessen-Thueringen Girozentrale, SPA)
1,500,000	0.570	12/07/16	1,500,000
State of Texas GO VRDN for Veterans Series 2015 B (Mizuho Bank, Ltd., SPA)
12,845,000	0.570	12/07/16	12,845,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 A
6,250,000	0.570	12/07/16	6,250,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 B
2,285,000	0.560	12/07/16	2,285,000

			110,453,105

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Virginia – 2.6%
City of Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 B
$8,030,000	0.550%	12/07/16	$ 8,030,000
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
5,900,000	0.550	12/07/16	5,900,000
Virginia College Building Authority Educational Facilities VRDN RB Refunding for University of Richmond Project Series 2006 RMKT (Wells Fargo Bank N.A., SPA)
9,100,000	0.510	12/01/16	9,100,000

			23,030,000

Washington – 3.6%
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 A RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)
13,750,000	0.590	12/07/16	13,750,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
17,560,000	0.550	12/07/16	17,560,000

			31,310,000

TOTAL INVESTMENTS – 103.1%			$905,811,150

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.1)%			(27,621,622)

NET ASSETS – 100.0%			$878,189,528

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed liquid by the Investment Adviser. At November 30, 2016, these securities amounted to $16,135,000 or approximately 1.8% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMT	— Alternative Minimum Tax (subject to)
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Demand Preferred Shares

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2016, Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of December 1, 2016, as follows:

Principal Amount	Maturity Value	Collateral Value
$25,300,000	$25,300,200	$26,035,423

REPURCHASE AGREEMENTS — At November 30, 2016, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.290%	$900,100
Bank of America, N.A.	0.280	1,285,857
Bank of Nova Scotia (The)	0.280	4,371,912
BNP Paribas	0.290	8,358,068
Citigroup Global Markets, Inc.	0.280	1,190,189
Credit Agricole Corporate and Investment Bank	0.280	2,828,884
TD Securities (USA) LLC	0.290	1,414,442
Wells Fargo Securities LLC	0.280	4,950,548
TOTAL		$25,300,000

At November 30, 2016, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.000 to 5.700%	12/07/16 to 09/01/38
Federal Home Loan Bank	0.500 to 5.500	12/12/16 to 09/06/41
Federal Home Loan Mortgage Corp.	0.000 to 9.000	01/23/17 to 12/01/47
Federal National Mortgage Association	0.000 to 7.500	12/21/16 to 12/01/46
Government National Mortgage Association	3.000 to 10.000	07/15/17 to 11/20/46
Tennessee Valley Authority	2.875	09/15/24
U.S. Treasury Bills	0.000	02/09/17 to 11/09/17
U.S. Treasury Bonds	2.500 to 6.625	02/15/26 to 05/15/46
U.S. Treasury Inflation-Indexed Bond	3.875	04/15/29
U.S. Treasury Inflation-Indexed Notes	0.125	04/15/17 to 07/15/26
U.S. Treasury Interest-Only Stripped Securities	0.000	11/15/25 to 02/15/44
U.S. Treasury Notes	0.500 to 3.625	01/31/17 to 11/15/26

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) on a daily basis.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not ready available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2016, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for Funds that have a floating NAV per share, minimize the volatility of the Fund’s NAV per share). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the yield and liquidity of fixed income securities and instruments held by a Fund.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Geographic Risk — The Investor Tax-Exempt Money Market Fund has the ability to invest a significant portion of its assets in certain issuers within the same state, geographic region or sector subjecting it to possible risks associated with an adverse economic, business or political development affecting that state, region or sector.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Aerospace & Defense – 3.1%
18,833	General Dynamics Corp.	$ 3,302,366
14,731	Lockheed Martin Corp.	3,907,398
17,801	Northrop Grumman Corp.	4,444,020
91,079	The Boeing Co.	13,712,854

		25,366,638

Air Freight & Logistics – 0.7%
28,516	FedEx Corp.	5,465,662

Auto Components – 0.2%
49,730	BorgWarner, Inc.	1,770,388

Banks – 0.3%
31,432	First Republic Bank	2,574,281

Beverages – 3.2%
202,140	Brown-Forman Corp. Class B	9,167,049
73,157	Molson Coors Brewing Co. Class B	7,171,581
131,005	Monster Beverage Corp.*	5,862,474
95,299	The Coca-Cola Co.	3,845,314

		26,046,418

Biotechnology – 3.4%
19,332	Alexion Pharmaceuticals, Inc.*	2,369,910
57,226	Alkermes PLC*	3,252,153
81,182	Celgene Corp.*	9,620,879
56,756	Gilead Sciences, Inc.	4,182,917
7,117	Regeneron Pharmaceuticals, Inc.*	2,699,051
68,442	Vertex Pharmaceuticals, Inc.*	5,585,552

		27,710,462

Building Products – 0.9%
127,341	Fortune Brands Home & Security, Inc.	7,022,856

Capital Markets – 3.8%
53,532	Affiliated Managers Group, Inc.*	7,928,089
184,639	Intercontinental Exchange, Inc.	10,229,001
72,237	Lazard Ltd. Class A	2,806,408
49,969	Northern Trust Corp.	4,104,953
47,797	S&P Global, Inc.	5,687,365

		30,755,816

Chemicals – 2.6%
61,255	Ashland Global Holdings, Inc.	6,903,438
62,043	Axalta Coating Systems Ltd.*	1,639,176
65,005	RPM International, Inc.	3,439,415
26,704	The Sherwin-Williams Co.	7,174,564
105,176	Valvoline, Inc.*	2,207,644

		21,364,237

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 0.7%
76,874	Avery Dennison Corp.	$ 5,539,540

Electrical Equipment* – 0.3%
71,056	Sensata Technologies Holding NV	2,655,363

Electronic Equipment, Instruments & Components – 0.7%
89,083	Amphenol Corp. Class A	6,080,806

Energy Equipment & Services – 0.3%
24,260	Schlumberger Ltd.	2,039,053

Equity Real Estate Investment Trusts (REITs) – 1.9%
88,189	American Tower Corp.	9,019,089
19,669	Equinix, Inc.	6,663,070

		15,682,159

Food & Staples Retailing – 3.1%
80,771	Costco Wholesale Corp.	12,124,535
117,137	Walgreens Boots Alliance, Inc.	9,925,018
92,743	Whole Foods Market, Inc.	2,818,460

		24,868,013

Food Products – 1.8%
141,037	Blue Buffalo Pet Products, Inc.*	3,304,497
91,390	McCormick & Co., Inc.	8,334,768
28,088	The Hain Celestial Group, Inc.*	1,100,769
27,661	TreeHouse Foods, Inc.*	1,917,460

		14,657,494

Health Care Equipment & Supplies – 4.3%
241,007	Abbott Laboratories	9,175,136
283,041	Boston Scientific Corp.*	5,791,019
18,585	C.R. Bard, Inc.	3,913,072
49,758	Danaher Corp.	3,889,583
99,149	Edwards Lifesciences Corp.*	8,214,495
5,745	Intuitive Surgical, Inc.*	3,698,286

		34,681,591

Health Care Providers & Services – 2.6%
31,932	Aetna, Inc.	4,177,983
63,764	AmerisourceBergen Corp.	4,972,954
6,309	Cardinal Health, Inc.	448,002
61,710	UnitedHealth Group, Inc.	9,769,927
28,741	VCA, Inc.*	1,799,187

		21,168,053

Health Care Technology* – 0.3%
50,876	Cerner Corp.	2,532,607

Hotels, Restaurants & Leisure – 2.9%
9,705	Chipotle Mexican Grill, Inc.*	3,846,383
119,208	McDonald’s Corp.	14,217,938
26,296	Panera Bread Co. Class A*	5,577,644

		23,641,965

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 1.0%
165,654	Newell Brands, Inc.	$ 7,787,394

Industrial Conglomerates – 3.0%
14,636	3M Co.	2,513,587
152,019	Honeywell International, Inc.	17,321,045
22,596	Roper Technologies, Inc.	4,092,361

		23,926,993

Internet & Direct Marketing Retail – 5.3%
33,252	Amazon.com, Inc.*	24,957,954
16,128	Expedia, Inc.	2,000,678
64,920	Netflix, Inc.*	7,595,640
5,789	The Priceline Group, Inc.*	8,704,804

		43,259,076

Internet Software & Services* – 7.6%
23,029	Alphabet, Inc. Class A	17,867,741
23,554	Alphabet, Inc. Class C	17,854,874
83,016	eBay, Inc.	2,308,675
202,058	Facebook, Inc. Class A	23,927,708

		61,958,998

IT Services – 7.5%
27,169	Accenture PLC Class A	3,244,794
6,988	Alliance Data Systems Corp.	1,598,715
143,056	Black Knight Financial Services, Inc. Class A*	5,293,072
49,286	Cognizant Technology Solutions Corp. Class A*	2,714,673
51,033	Fidelity National Information Services, Inc.	3,939,237
23,864	Fiserv, Inc.*	2,496,652
15,621	FleetCor Technologies, Inc.*	2,332,840
15,089	Gartner, Inc.*	1,551,451
23,441	Global Payments, Inc.	1,606,880
35,518	International Business Machines Corp.	5,761,730
241,491	MasterCard, Inc. Class A	24,680,380
96,477	PayPal Holdings, Inc.*	3,789,617
30,773	Total System Services, Inc.	1,514,647

		60,524,688

Life Sciences Tools & Services – 1.0%
124,377	Agilent Technologies, Inc.	5,470,100
19,764	Illumina, Inc.*	2,631,379

		8,101,479

Machinery – 1.7%
24,929	Fortive Corp.	1,370,846
45,347	The Middleby Corp.*	6,211,632
114,898	Xylem, Inc.	5,926,439

		13,508,917

Media – 4.6%
280,293	Comcast Corp. Class A	19,483,167

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
176,910	The Walt Disney Co.	$ 17,535,319

		37,018,486

Oil, Gas & Consumable Fuels* – 0.3%
14,884	Concho Resources, Inc.	2,128,710

Pharmaceuticals – 3.4%
44,157	Allergan PLC*	8,579,705
195,049	Eli Lilly & Co.	13,091,689
124,648	Zoetis, Inc.	6,279,766

		27,951,160

Road & Rail – 0.5%
124,342	CSX Corp.	4,452,687

Semiconductors & Semiconductor Equipment – 1.9%
97,406	Applied Materials, Inc.	3,136,473
79,958	NXP Semiconductors NV*	7,927,836
34,416	Qorvo, Inc.*	1,838,159
32,568	Texas Instruments, Inc.	2,407,752

		15,310,220

Software – 8.5%
18,665	Adobe Systems, Inc.*	1,918,949
41,264	Electronic Arts, Inc.*	3,269,759
48,207	Intuit, Inc.	5,480,172
425,044	Microsoft Corp.	25,613,151
110,764	Mobileye NV*	4,123,744
319,953	Oracle Corp.	12,858,911
28,596	salesforce.com, Inc.*	2,058,912
71,664	ServiceNow, Inc.*	5,958,862
87,336	Splunk, Inc.*	5,032,300
53,854	Tableau Software, Inc. Class A*	2,416,967

		68,731,727

Specialty Retail – 5.8%
11,492	Advance Auto Parts, Inc.	1,950,422
31,332	O’Reilly Automotive, Inc.*	8,600,634
118,951	Ross Stores, Inc.	8,039,898
120,248	The Home Depot, Inc.	15,560,091
42,904	Tractor Supply Co.	3,220,803
36,589	Ulta Salon, Cosmetics & Fragrance, Inc.*	9,494,846

		46,866,694

Technology Hardware, Storage & Peripherals – 6.5%
477,538	Apple, Inc.	52,777,500

Textiles, Apparel & Luxury Goods – 1.5%
144,902	Kate Spade & Co.*	2,151,795
150,257	NIKE, Inc. Class B	7,523,368
23,340	PVH Corp.	2,472,639

		12,147,802

Tobacco – 2.2%
93,374	Altria Group, Inc.	5,969,400

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Tobacco – (continued)
35,455	Philip Morris International, Inc.	$ 3,129,967
165,778	Reynolds American, Inc.	8,968,590

		18,067,957

TOTAL COMMON STOCKS (Cost $590,081,018)		$806,143,890

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,542,189	0.300%	$ 1,542,189
(Cost $1,542,189)

TOTAL INVESTMENTS – 99.6% (Cost $591,623,207)		$807,686,079

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		3,248,052

NET ASSETS – 100.0%		$810,934,131

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$593,843,968

Gross unrealized gain	235,661,121
Gross unrealized loss	(21,819,010)

Net unrealized security gain	$213,842,111

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.8%
Beverages – 2.2%
21,041	Brown-Forman Corp. Class B	$ 954,210
18,906	Molson Coors Brewing Co. Class B	1,853,355

		2,807,565

Biotechnology* – 2.3%
12,543	Incyte Corp.	1,283,023
20,518	Vertex Pharmaceuticals, Inc.	1,674,474

		2,957,497

Capital Markets – 5.8%
63,886	Intercontinental Exchange, Inc.	3,539,285
47,762	Northern Trust Corp.	3,923,648

		7,462,933

Chemicals – 1.3%
6,329	The Sherwin-Williams Co.	1,700,412

Equity Real Estate Investment Trusts (REITs) – 5.0%
30,831	American Tower Corp.	3,153,086
9,625	Equinix, Inc.	3,260,565

		6,413,651

Food & Staples Retailing – 6.5%
33,431	Costco Wholesale Corp.	5,018,328
40,240	Walgreens Boots Alliance, Inc.	3,409,535

		8,427,863

Health Care Equipment & Supplies – 6.3%
51,087	Abbott Laboratories	1,944,882
87,517	Boston Scientific Corp.*	1,790,598
37,680	Danaher Corp.	2,945,446
16,690	Edwards Lifesciences Corp.*	1,382,766

		8,063,692

Hotels, Restaurants & Leisure – 3.4%
4,019	Chipotle Mexican Grill, Inc.*	1,592,850
23,190	McDonald’s Corp.	2,765,872

		4,358,722

Household Durables – 1.7%
45,384	Newell Brands, Inc.	2,133,502

Industrial Conglomerates – 4.2%
29,075	Honeywell International, Inc.	3,312,805
11,617	Roper Technologies, Inc.	2,103,955

		5,416,760

Internet & Direct Marketing Retail* – 6.1%
7,681	Amazon.com, Inc.	5,765,128
1,423	The Priceline Group, Inc.	2,139,737

		7,904,865

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 10.5%
6,764	Alphabet, Inc. Class A	$ 5,248,052
3,195	Alphabet, Inc. Class C	2,421,938
49,589	Facebook, Inc. Class A	5,872,330

		13,542,320

IT Services – 4.9%
27,893	Fidelity National Information Services, Inc.	2,153,060
40,144	MasterCard, Inc. Class A	4,102,717

		6,255,777

Machinery – 5.2%
44,217	Fortive Corp.	2,431,493
17,448	The Middleby Corp.*	2,390,027
37,357	Xylem, Inc.	1,926,874

		6,748,394

Media – 3.5%
64,996	Comcast Corp. Class A	4,517,872

Pharmaceuticals – 5.7%
12,929	Allergan PLC*	2,512,105
47,263	Eli Lilly & Co.	3,172,292
33,170	Zoetis, Inc.	1,671,105

		7,355,502

Road & Rail – 1.6%
57,519	CSX Corp.	2,059,755

Semiconductors & Semiconductor Equipment – 1.5%
26,350	Texas Instruments, Inc.	1,948,056

Software – 9.8%
23,804	Electronic Arts, Inc.*	1,886,229
18,735	Intuit, Inc.	2,129,795
71,599	Microsoft Corp.	4,314,556
64,134	Oracle Corp.	2,577,545
24,698	salesforce.com, Inc.*	1,778,256

		12,686,381

Specialty Retail – 2.0%
38,844	Ross Stores, Inc.	2,625,466

Technology Hardware, Storage & Peripherals – 7.1%
82,893	Apple, Inc.	9,161,334

Textiles, Apparel & Luxury Goods – 2.2%
56,562	NIKE, Inc. Class B	2,832,059

TOTAL COMMON STOCKS (Cost $98,590,257)		$127,380,378

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
190	0.300%	$ 190
(Cost $190)

TOTAL INVESTMENTS – 98.8% (Cost $98,590,447)		$127,380,568

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,610,194

NET ASSETS – 100.0%		$128,990,762

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$99,079,204

Gross unrealized gain	31,674,410
Gross unrealized loss	(3,373,046)

Net unrealized security gain	$28,301,364

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Automobiles – 2.0%
4,138	General Motors Co.	$ 142,885

Banks – 16.3%
23,371	Bank of America Corp.	493,596
2,155	Citigroup, Inc.	121,520
2,575	JPMorgan Chase & Co.	206,438
6,296	Wells Fargo & Co.	333,184

		1,154,738

Beverages – 1.8%
1,320	Molson Coors Brewing Co. Class B	129,400

Capital Markets – 4.5%
3,395	Intercontinental Exchange, Inc.	188,083
3,151	Morgan Stanley	130,325

		318,408

Chemicals – 3.1%
2,302	E.I. du Pont de Nemours & Co.	169,450
197	The Sherwin-Williams Co.	52,928

		222,378

Consumer Finance – 1.2%
1,152	American Express Co.	82,990

Electric Utilities – 1.6%
3,496	FirstEnergy Corp.	109,390

Energy Equipment & Services – 1.0%
1,927	National Oilwell Varco, Inc.	71,993

Equity Real Estate Investment Trusts (REITs) – 4.2%
1,547	American Tower Corp.	158,212
417	Equinix, Inc.	141,263

		299,475

Food & Staples Retailing – 7.9%
1,162	Costco Wholesale Corp.	174,428
2,129	Walgreens Boots Alliance, Inc.	180,390
6,716	Whole Foods Market, Inc.	204,099

		558,917

Health Care Equipment & Supplies – 4.9%
5,321	Abbott Laboratories	202,571
1,836	Danaher Corp.	143,520

		346,091

Hotels, Restaurants & Leisure – 2.5%
1,460	McDonald’s Corp.	174,134

Household Products – 0.9%
804	The Procter & Gamble Co.	66,298

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 4.7%
7,168	General Electric Co.	$ 220,487
1,005	Honeywell International, Inc.	114,510

		334,997

Internet & Direct Marketing Retail* – 5.9%
340	Amazon.com, Inc.	255,194
108	The Priceline Group, Inc.	162,397

		417,591

Internet Software & Services* – 10.1%
262	Alphabet, Inc. Class A	203,281
185	Alphabet, Inc. Class C	140,237
3,842	eBay, Inc.	106,846
2,207	Facebook, Inc. Class A	261,353

		711,717

IT Services – 3.8%
2,636	MasterCard, Inc. Class A	269,399

Media – 2.2%
4,108	Viacom, Inc. Class B	153,968

Oil, Gas & Consumable Fuels – 5.8%
1,225	Chevron Corp.	136,661
1,817	Exxon Mobil Corp.	158,624
10,036	Southwestern Energy Co.*	113,909

		409,194

Pharmaceuticals – 6.1%
796	Allergan PLC*	154,663
1,080	Eli Lilly & Co.	72,489
6,291	Pfizer, Inc.	202,193

		429,345

Road & Rail – 1.3%
917	Union Pacific Corp.	92,920

Technology Hardware, Storage & Peripherals – 4.2%
2,674	Apple, Inc.	295,530

Textiles, Apparel & Luxury Goods – 2.3%
3,287	NIKE, Inc. Class B	164,580

TOTAL COMMON STOCKS (Cost $5,509,613)		$6,956,338

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7	0.300%	$ 7
(Cost $7)

TOTAL INVESTMENTS – 98.3% (Cost $5,509,620)		$6,956,345

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		122,918

NET ASSETS – 100.0%		$7,079,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,550,049

Gross unrealized gain	1,712,166
Gross unrealized loss	(305,870)

Net unrealized security gain	$1,406,296

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Aerospace & Defense – 0.5%
334	Northrop Grumman Corp.	$ 83,383

Banks – 1.6%
2,545	Eagle Bancorp, Inc.*	149,519
1,363	First Republic Bank	111,630

		261,149

Beverages – 2.9%
4,346	Brown-Forman Corp. Class B	197,091
1,698	Molson Coors Brewing Co. Class B	166,455
2,695	The Coca-Cola Co.	108,743

		472,289

Biotechnology – 3.1%
3,734	ACADIA Pharmaceuticals, Inc.*	100,781
1,387	Alkermes PLC*	78,823
1,148	Celgene Corp.*	136,049
1,507	Gilead Sciences, Inc.	111,066
928	Vertex Pharmaceuticals, Inc.*	75,734

		502,453

Building Products – 0.5%
1,396	Fortune Brands Home & Security, Inc.	76,989

Capital Markets – 4.7%
623	Affiliated Managers Group, Inc.*	92,266
2,396	Evercore Partners, Inc. Class A	161,491
4,572	Intercontinental Exchange, Inc.	253,289
2,204	Lazard Ltd. Class A	85,625
2,087	Northern Trust Corp.	171,447

		764,118

Chemicals – 2.3%
1,403	Ashland Global Holdings, Inc.	158,118
1,296	RPM International, Inc.	68,571
365	The Sherwin-Williams Co.	98,065
2,608	Valvoline, Inc.*	54,742

		379,496

Commercial Services & Supplies – 0.4%
1,663	Healthcare Services Group, Inc.	64,774

Diversified Telecommunication Services* – 1.8%
2,377	Level 3 Communications, Inc.	130,901
1,600	SBA Communications Corp. Class A	158,336

		289,237

Electrical Equipment – 1.8%
615	Rockwell Automation, Inc.	82,232

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – (continued)
5,616	Sensata Technologies Holding NV*	$ 209,870

		292,102

Electronic Equipment, Instruments & Components – 1.3%
3,163	Amphenol Corp. Class A	215,906

Equity Real Estate Investment Trusts (REITs) – 2.6%
2,010	American Tower Corp.	205,563
624	Equinix, Inc.	211,386

		416,949

Food & Staples Retailing – 3.6%
1,875	Costco Wholesale Corp.	281,456
3,060	Walgreens Boots Alliance, Inc.	259,274
1,342	Whole Foods Market, Inc.	40,783

		581,513

Food Products – 1.6%
3,192	Blue Buffalo Pet Products, Inc.*	74,788
1,003	McCormick & Co., Inc.	91,474
1,443	TreeHouse Foods, Inc.*	100,029

		266,291

Health Care Equipment & Supplies – 6.4%
4,993	Abbott Laboratories	190,084
6,029	Boston Scientific Corp.*	123,353
1,310	C.R. Bard, Inc.	275,820
1,743	Danaher Corp.	136,250
1,405	Edwards Lifesciences Corp.*	116,404
1,225	Nevro Corp.*	93,137
966	Stryker Corp.	109,796

		1,044,844

Health Care Providers & Services – 0.9%
1,340	Acadia Healthcare Co., Inc.*	50,933
790	Aetna, Inc.	103,364

		154,297

Hotels, Restaurants & Leisure – 3.2%
300	Chipotle Mexican Grill, Inc.*	118,899
2,029	McDonald’s Corp.	241,999
757	Panera Bread Co. Class A*	160,567

		521,465

Household Durables – 1.2%
4,031	Newell Brands, Inc.	189,497

Industrial Conglomerates – 4.7%
1,142	3M Co.	196,127
3,035	Honeywell International, Inc.	345,808
1,286	Roper Technologies, Inc.	232,907

		774,842

Internet & Direct Marketing Retail* – 4.4%
750	Amazon.com, Inc.	562,928

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail* – (continued)
102	The Priceline Group, Inc.	$ 153,375

		716,303

Internet Software & Services* – 8.6%
571	Alphabet, Inc. Class A	443,028
511	Alphabet, Inc. Class C	387,358
4,900	Facebook, Inc. Class A	580,258

		1,410,644

IT Services – 5.4%
3,520	Black Knight Financial Services, Inc. Class A*	130,240
1,835	Fidelity National Information Services, Inc.	141,644
686	FleetCor Technologies, Inc.*	102,447
968	Global Payments, Inc.	66,357
3,556	MasterCard, Inc. Class A	363,423
1,664	Total System Services, Inc.	81,902

		886,013

Life Sciences Tools & Services – 1.6%
3,538	Agilent Technologies, Inc.	155,601
251	Mettler-Toledo International, Inc.*	103,417

		259,018

Machinery – 5.0%
2,163	Fortive Corp.	118,943
999	Graco, Inc.	81,149
778	IDEX Corp.	72,829
585	Parker-Hannifin Corp.	81,274
1,675	The Middleby Corp.*	229,441
4,662	Xylem, Inc.	240,466

		824,102

Media – 2.0%
4,745	Comcast Corp. Class A	329,825

Oil, Gas & Consumable Fuels* – 0.2%
224	Concho Resources, Inc.	32,037

Pharmaceuticals – 3.7%
1,183	Allergan PLC*	229,857
3,307	Eli Lilly & Co.	221,966
3,017	Zoetis, Inc.	151,996

		603,819

Semiconductors & Semiconductor Equipment – 1.2%
728	NXP Semiconductors NV*	72,181
793	Qorvo, Inc.*	42,354
1,147	Texas Instruments, Inc.	84,798

		199,333

Software – 9.0%
760	Adobe Systems, Inc.*	78,136
1,663	Electronic Arts, Inc.*	131,776
1,343	Intuit, Inc.	152,672

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
7,587	Microsoft Corp.	$ 457,193
2,328	Mobileye NV*	86,671
7,321	Oracle Corp.	294,231
1,122	Red Hat, Inc.*	88,761
1,901	salesforce.com, Inc.*	136,872
903	Splunk, Inc.*	52,031

		1,478,343

Specialty Retail – 4.2%
655	Burlington Stores, Inc.*	57,588
320	O’Reilly Automotive, Inc.*	87,840
3,235	Ross Stores, Inc.	218,654
1,027	The Home Depot, Inc.	132,894
489	Tractor Supply Co.	36,709
607	Ulta Salon, Cosmetics & Fragrance, Inc.*	157,516

		691,201

Technology Hardware, Storage & Peripherals – 5.9%
8,797	Apple, Inc.	972,245

Textiles, Apparel & Luxury Goods – 1.8%
3,853	Kate Spade & Co.*	57,217
4,769	NIKE, Inc. Class B	238,784

		296,001

Trading Companies & Distributors – 0.5%
364	W.W. Grainger, Inc.	83,928

TOTAL COMMON STOCKS (Cost $12,136,698)		$16,134,406

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
47,639	0.300%	$ 47,639
(Cost $47,639)

TOTAL INVESTMENTS – 98.9% (Cost $12,184,337)		$16,182,045

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		186,739

NET ASSETS – 100.0%		$16,368,784

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,242,519

Gross unrealized gain	4,358,713
Gross unrealized loss	(419,187)

Net unrealized security gain	$3,939,526

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Beverages – 2.9%
6,804	Molson Coors Brewing Co. Class B	$ 666,996

Biotechnology* – 1.5%
3,363	Incyte Corp.	344,001

Capital Markets – 10.1%
21,243	Intercontinental Exchange, Inc.	1,176,862
14,358	Northern Trust Corp.	1,179,510

		2,356,372

Equity Real Estate Investment Trusts (REITs) – 4.7%
4,457	American Tower Corp.	455,818
1,899	Equinix, Inc.	643,305

		1,099,123

Food & Staples Retailing – 9.9%
9,329	Costco Wholesale Corp.	1,400,376
10,515	Walgreens Boots Alliance, Inc.	890,936

		2,291,312

Health Care Equipment & Supplies – 10.5%
22,314	Abbott Laboratories	849,494
14,095	Danaher Corp.	1,101,806
5,978	Edwards Lifesciences Corp.*	495,277

		2,446,577

Internet & Direct Marketing Retail* – 5.2%
1,612	Amazon.com, Inc.	1,209,919

Internet Software & Services* – 10.6%
1,696	Alphabet, Inc. Class A	1,315,893
9,660	Facebook, Inc. Class A	1,143,937

		2,459,830

IT Services – 6.0%
13,718	MasterCard, Inc. Class A	1,401,980

Machinery – 2.2%
9,945	Xylem, Inc.	512,963

Media – 4.9%
16,546	Comcast Corp. Class A	1,150,112

Pharmaceuticals – 7.0%
4,938	Allergan PLC*	959,454
9,935	Eli Lilly & Co.	666,837

		1,626,291

Road & Rail – 3.1%
19,971	CSX Corp.	715,161

Software – 3.3%
18,874	Oracle Corp.	758,546

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 4.3%
14,960	Ross Stores, Inc.	$ 1,011,146

Technology Hardware, Storage & Peripherals – 8.3%
17,361	Apple, Inc.	1,918,738

Textiles, Apparel & Luxury Goods – 3.9%
18,112	NIKE, Inc. Class B	906,868

TOTAL COMMON STOCKS (Cost $20,232,883)		$22,875,935

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,437	0.300%	$ 7,437
(Cost $7,437)

TOTAL INVESTMENTS – 98.4% (Cost $20,240,320)		$22,883,372

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		380,316

NET ASSETS – 100.0%		$23,263,688

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,421,824

Gross unrealized gain	3,249,397
Gross unrealized loss	(787,849)

Net unrealized security gain	$2,461,548

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Banks – 3.4%
792,717	Eagle Bancorp, Inc.*	$ 46,572,124
676,024	First Republic Bank	55,366,365

		101,938,489

Beverages – 4.2%
1,131,720	Brown-Forman Corp. Class B	51,323,502
389,382	Molson Coors Brewing Co. Class B	38,171,117
793,737	Monster Beverage Corp.*	35,519,731

		125,014,350

Biotechnology* – 3.0%
544,988	Alkermes PLC	30,971,668
716,151	Exelixis, Inc.	12,117,275
282,910	Incyte Corp.	28,938,864
210,932	Vertex Pharmaceuticals, Inc.	17,214,160

		89,241,967

Building Products – 1.3%
695,886	Fortune Brands Home & Security, Inc.	38,378,113

Capital Markets – 5.7%
307,810	Affiliated Managers Group, Inc.*	45,586,661
1,169,425	Intercontinental Exchange, Inc.	64,786,145
760,461	Lazard Ltd. Class A	29,543,910
369,711	Northern Trust Corp.	30,371,758

		170,288,474

Chemicals – 4.5%
465,371	Ashland Global Holdings, Inc.	52,447,312
1,074,831	RPM International, Inc.	56,869,308
56,241	The Sherwin-Williams Co.	15,110,269
496,436	Valvoline, Inc.*	10,420,192

		134,847,081

Containers & Packaging – 1.3%
517,251	Avery Dennison Corp.	37,273,107

Diversified Telecommunication Services* – 2.9%
920,983	Level 3 Communications, Inc.	50,718,534
369,111	SBA Communications Corp. Class A	36,527,224

		87,245,758

Electrical Equipment – 2.4%
292,675	Hubbell, Inc.	32,861,549
1,008,708	Sensata Technologies Holding NV*	37,695,418

		70,556,967

Electronic Equipment, Instruments & Components – 3.2%
1,412,721	Amphenol Corp. Class A	96,432,335

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services* – 0.4%
202,551	Dril-Quip, Inc.	$ 11,454,259

Equity Real Estate Investment Trusts (REITs) – 2.0%
175,439	Equinix, Inc.	59,431,716

Food & Staples Retailing – 0.8%
735,072	Whole Foods Market, Inc.	22,338,838

Food Products – 3.9%
1,896,157	Blue Buffalo Pet Products, Inc.*	44,426,959
491,950	McCormick & Co., Inc.	44,865,840
398,373	TreeHouse Foods, Inc.*	27,615,216

		116,908,015

Health Care Equipment & Supplies – 5.1%
253,012	C.R. Bard, Inc.	53,271,677
606,403	Edwards Lifesciences Corp.*	50,240,488
222,144	Nevro Corp.*	16,889,608
213,877	Teleflex, Inc.	31,638,825

		152,040,598

Health Care Providers & Services* – 0.7%
336,766	VCA, Inc.	21,081,552

Hotels, Restaurants & Leisure* – 4.5%
133,893	Chipotle Mexican Grill, Inc.	53,065,813
378,536	Panera Bread Co. Class A	80,291,271

		133,357,084

Household Durables – 2.4%
1,484,728	Newell Brands, Inc.	69,797,063

Industrial Conglomerates – 2.7%
435,951	Roper Technologies, Inc.	78,955,086

Internet & Direct Marketing Retail – 1.5%
354,114	Expedia, Inc.	43,927,842

Internet Software & Services* – 0.3%
533,725	Match Group, Inc.	9,596,376

IT Services – 8.8%
1,236,751	Black Knight Financial Services, Inc. Class A*	45,759,787
786,786	Fidelity National Information Services, Inc.	60,732,011
213,233	Fiserv, Inc.*	22,308,437
360,415	FleetCor Technologies, Inc.*	53,824,376
142,571	Gartner, Inc.*	14,659,150
500,300	Global Payments, Inc.	34,295,565
620,409	Total System Services, Inc.	30,536,531

		262,115,857

Life Sciences Tools & Services – 3.9%
999,401	Agilent Technologies, Inc.	43,953,656
110,116	Illumina, Inc.*	14,660,844

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
142,022	Mettler-Toledo International, Inc.*	$ 58,515,905

		117,130,405

Machinery – 8.2%
849,362	Fortive Corp.	46,706,416
212,750	IDEX Corp.	19,915,528
189,154	John Bean Technologies Corp.	17,061,691
593,599	The Middleby Corp.*	81,311,191
1,517,250	Xylem, Inc.	78,259,755

		243,254,581

Oil, Gas & Consumable Fuels* – 1.0%
197,414	Concho Resources, Inc.	28,234,150

Pharmaceuticals – 2.1%
1,224,444	Zoetis, Inc.	61,687,489

Semiconductors & Semiconductor Equipment* – 0.7%
397,912	Qorvo, Inc.	21,252,480

Software – 7.8%
658,135	Electronic Arts, Inc.*	52,150,618
634,021	Intuit, Inc.	72,075,507
417,087	Mobileye NV*	15,528,149
528,325	Red Hat, Inc.*	41,795,791
324,288	ServiceNow, Inc.*	26,964,547
377,365	Splunk, Inc.*	21,743,771

		230,258,383

Specialty Retail – 8.5%
295,693	Advance Auto Parts, Inc.	50,185,016
731,019	Five Below, Inc.*	28,772,908
110,927	O’Reilly Automotive, Inc.*	30,449,462
953,631	Ross Stores, Inc.	64,455,919
298,947	Ulta Salon, Cosmetics & Fragrance, Inc.*	77,576,746

		251,440,051

Textiles, Apparel & Luxury Goods – 1.9%
1,259,309	Kate Spade & Co.*	18,700,738
172,418	PVH Corp.	18,265,963
753,478	Under Armour, Inc. Class C*	19,424,663

		56,391,364

TOTAL COMMON STOCKS (Cost $2,401,377,345)		$2,941,869,830

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,393	0.300%	$ 3,393
(Cost $3,393)

TOTAL INVESTMENTS – 99.1% (Cost $2,401,380,738)		$2,941,873,223

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		26,617,355

NET ASSETS – 100.0%		$2,968,490,578

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,435,762,800

Gross unrealized gain	591,342,358
Gross unrealized loss	(85,231,935)

Net unrealized security gain	$506,110,423

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Aerospace & Defense* – 1.4%
1,148,439	Aerovironment, Inc.	$ 32,500,824

Banks – 4.7%
1,363,121	Eagle Bancorp, Inc.*	80,083,359
378,277	First Republic Bank	30,980,886

		111,064,245

Beverages – 0.8%
416,939	MGP Ingredients, Inc.	19,721,215

Biotechnology* – 6.8%
657,426	ACADIA Pharmaceuticals, Inc.	17,743,928
391,517	Acceleron Pharma, Inc.	13,190,208
684,141	Achillion Pharmaceuticals, Inc.	2,832,344
448,254	Alder Biopharmaceuticals, Inc.	10,556,382
603,575	Alkermes PLC	34,301,167
310,038	Emergent BioSolutions, Inc.	8,296,617
1,431,066	Exelixis, Inc.	24,213,637
240,457	Galapagos NV ADR	14,215,818
131,294	Intellia Therapeutics, Inc.	2,067,880
457,909	Myovant Sciences Ltd.	5,769,653
163,132	Ophthotech Corp.	4,999,996
310,194	Otonomy, Inc.	5,273,298
171,763	Ultragenyx Pharmaceutical, Inc.	13,447,325
367,453	Voyager Therapeutics, Inc.	4,578,464

		161,486,717

Building Products – 1.2%
501,224	Fortune Brands Home & Security, Inc.	27,642,504

Capital Markets – 4.8%
299,629	Affiliated Managers Group, Inc.*	44,375,055
464,700	Evercore Partners, Inc. Class A	31,320,780
995,646	Lazard Ltd. Class A	38,680,847

		114,376,682

Chemicals – 4.5%
388,238	Ashland Global Holdings, Inc.	43,754,423
1,061,907	RPM International, Inc.	56,185,499
388,144	Valvoline, Inc.*	8,147,143

		108,087,065

Commercial Services & Supplies – 1.7%
1,066,732	Healthcare Services Group, Inc.	41,549,211

Consumer Finance* – 0.8%
1,771,417	SLM Corp.	17,838,169

Containers & Packaging – 2.3%
775,862	Avery Dennison Corp.	55,908,616

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services* – 2.0%
340,315	Level 3 Communications, Inc.	$ 18,741,147
294,481	SBA Communications Corp. Class A	29,141,840

		47,882,987

Electrical Equipment – 2.8%
234,535	Hubbell, Inc.	26,333,590
90,374	Rockwell Automation, Inc.	12,083,907
769,997	Sensata Technologies Holding NV*	28,774,788

		67,192,285

Electronic Equipment, Instruments & Components – 2.3%
538,587	Amphenol Corp. Class A	36,763,949
485,257	Badger Meter, Inc.	17,590,566

		54,354,515

Energy Equipment & Services* – 0.4%
168,167	Dril-Quip, Inc.	9,509,844

Food & Staples Retailing – 0.7%
553,306	Whole Foods Market, Inc.	16,814,969

Food Products – 4.6%
1,403,745	Blue Buffalo Pet Products, Inc.*	32,889,745
393,482	McCormick & Co., Inc.	35,885,559
366,699	The Hain Celestial Group, Inc.*	14,370,934
387,101	TreeHouse Foods, Inc.*	26,833,841

		109,980,079

Health Care Equipment & Supplies – 4.8%
193,828	ABIOMED, Inc.*	21,755,254
175,765	C.R. Bard, Inc.	37,007,321
78,615	ICU Medical, Inc.*	11,811,904
246,994	Nevro Corp.*	18,778,954
169,767	Teleflex, Inc.	25,113,632

		114,467,065

Health Care Providers & Services* – 3.0%
514,762	Acadia Healthcare Co., Inc.	19,566,103
809,088	VCA, Inc.	50,648,909

		70,215,012

Health Care Technology* – 0.4%
553,968	Evolent Health, Inc. Class A	10,414,598

Hotels, Restaurants & Leisure – 6.2%
70,091	Chipotle Mexican Grill, Inc.*	27,779,166
233,004	Jack in the Box, Inc.	24,237,076
293,804	Panera Bread Co. Class A*	62,318,767
257,357	Shake Shack, Inc. Class A*	9,491,326
755,870	Wingstop, Inc.	23,197,650

		147,023,985

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables* – 1.2%
1,260,978	M/I Homes, Inc.	$ 29,456,446

Internet Software & Services* – 1.9%
1,138,831	GoDaddy, Inc. Class A	40,246,288
333,349	Match Group, Inc.	5,993,615

		46,239,903

IT Services – 7.2%
1,096,427	Black Knight Financial Services, Inc. Class A*	40,567,799
185,270	FleetCor Technologies, Inc.*	27,668,222
117,890	Gartner, Inc.*	12,121,450
525,434	Global Payments, Inc.	36,018,500
1,055,995	InterXion Holding NV*	36,072,789
369,758	Total System Services, Inc.	18,199,489

		170,648,249

Life Sciences Tools & Services – 3.5%
261,650	Agilent Technologies, Inc.	11,507,367
96,350	Mettler-Toledo International, Inc.*	39,698,127
643,107	PerkinElmer, Inc.	32,618,387

		83,823,881

Machinery – 8.7%
146,800	Graco, Inc.	11,924,564
114,198	IDEX Corp.	10,690,075
370,528	John Bean Technologies Corp.	33,421,626
1,284,168	Kornit Digital Ltd.*	14,639,515
536,681	The Middleby Corp.*	73,514,563
1,225,893	Xylem, Inc.	63,231,561

		207,421,904

Media* – 1.2%
535,138	AMC Networks, Inc. Class A	29,566,374

Oil, Gas & Consumable Fuels* – 0.8%
140,583	Concho Resources, Inc.	20,106,181

Pharmaceuticals* – 0.6%
1,525,596	Corium International, Inc.(a)	7,719,516
370,101	Revance Therapeutics, Inc.	6,199,191

		13,918,707

Real Estate Management & Development – 1.7%
1,360,762	HFF, Inc. Class A	39,462,098

Semiconductors & Semiconductor Equipment* – 1.7%
421,768	Cavium, Inc.	24,053,429
309,638	Qorvo, Inc.	16,537,766

		40,591,195

Software* – 5.2%
337,940	Guidewire Software, Inc.	18,826,637
371,186	Mobileye NV	13,819,255
229,128	Red Hat, Inc.	18,126,316

Shares	Description	Value
Common Stocks – (continued)
Software* – (continued)
200,082	ServiceNow, Inc.	$ 16,636,818
204,190	Splunk, Inc.	11,765,428
388,598	Tableau Software, Inc. Class A	17,440,278
183,002	Tyler Technologies, Inc.	27,248,998

		123,863,730

Specialty Retail – 5.8%
82,439	Advance Auto Parts, Inc.	13,991,547
495,008	Burlington Stores, Inc.*	43,521,103
719,242	Five Below, Inc.*	28,309,365
264,694	Tractor Supply Co.	19,870,579
126,922	Ulta Salon, Cosmetics & Fragrance, Inc.*	32,936,259

		138,628,853

Technology Hardware, Storage & Peripherals* – 2.0%
1,088,676	Electronics For Imaging, Inc.	47,379,180

Textiles, Apparel & Luxury Goods – 1.7%
1,295,774	Kate Spade & Co.*	19,242,244
119,867	PVH Corp.	12,698,710
343,809	Under Armour, Inc. Class C*	8,863,396

		40,804,350

TOTAL COMMON STOCKS (Cost $2,028,756,204)		$2,369,941,638

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
616	0.300%	$ 616
(Cost $616)

TOTAL INVESTMENTS – 99.4% (Cost $2,028,756,820)		$2,369,942,254

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		14,297,247

NET ASSETS – 100.0%		$2,384,239,501

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund/issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,042,877,288

Gross unrealized gain	414,096,355
Gross unrealized loss	(87,031,389)

Net unrealized security gain	$327,064,966

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense – 2.0%
9,298	General Dynamics Corp.	$ 1,630,404
11,366	Northrop Grumman Corp.	2,837,522
12,536	The Boeing Co.	1,887,420

		6,355,346

Banks – 0.6%
23,260	First Republic Bank	1,904,994

Beverages – 2.7%
34,230	Brown-Forman Corp. Class B	1,552,331
39,042	Molson Coors Brewing Co. Class B	3,827,287
35,902	Monster Beverage Corp.*	1,606,614
37,583	The Coca-Cola Co.	1,516,474

		8,502,706

Biotechnology – 3.9%
12,694	Alexion Pharmaceuticals, Inc.*	1,556,157
30,852	Celgene Corp.*	3,656,271
29,963	Gilead Sciences, Inc.	2,208,273
23,040	Incyte Corp.*	2,356,762
33,869	Vertex Pharmaceuticals, Inc.*	2,764,049

		12,541,512

Building Products – 1.0%
55,553	Fortune Brands Home & Security, Inc.	3,063,748

Capital Markets – 3.9%
11,630	Affiliated Managers Group, Inc.*	1,722,403
92,812	Intercontinental Exchange, Inc.	5,141,785
69,129	Northern Trust Corp.	5,678,947

		12,543,135

Chemicals – 2.0%
18,817	Ashland Global Holdings, Inc.	2,120,676
12,052	The Sherwin-Williams Co.	3,238,011
51,939	Valvoline, Inc.*	1,090,199

		6,448,886

Energy Equipment & Services – 1.2%
45,420	Schlumberger Ltd.	3,817,551

Equity Real Estate Investment Trusts (REITs) – 3.7%
59,206	American Tower Corp.	6,054,998
16,820	Equinix, Inc.	5,697,943

		11,752,941

Food & Staples Retailing – 4.3%
53,435	Costco Wholesale Corp.	8,021,128
51,482	Walgreens Boots Alliance, Inc.	4,362,070

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
47,241	Whole Foods Market, Inc.	$ 1,435,654

		13,818,852

Food Products – 0.5%
16,987	McCormick & Co., Inc.	1,549,214

Health Care Equipment & Supplies – 4.8%
84,396	Abbott Laboratories	3,212,956
134,713	Boston Scientific Corp.*	2,756,228
11,647	C.R. Bard, Inc.	2,452,276
61,634	Danaher Corp.	4,817,930
25,172	Edwards Lifesciences Corp.*	2,085,500

		15,324,890

Health Care Providers & Services – 0.8%
20,357	Aetna, Inc.	2,663,510

Hotels, Restaurants & Leisure – 3.2%
6,729	Chipotle Mexican Grill, Inc.*	2,666,904
62,707	McDonald’s Corp.	7,479,064

		10,145,968

Household Durables – 0.9%
63,138	Newell Brands, Inc.	2,968,117

Industrial Conglomerates – 4.4%
31,283	3M Co.	5,372,543
56,778	Honeywell International, Inc.	6,469,285
13,328	Roper Technologies, Inc.	2,413,834

		14,255,662

Internet & Direct Marketing Retail* – 6.2%
15,852	Amazon.com, Inc.	11,898,036
32,189	Netflix, Inc.	3,766,113
2,894	The Priceline Group, Inc.	4,351,650

		20,015,799

Internet Software & Services* – 9.1%
12,817	Alphabet, Inc. Class A	9,944,454
9,738	Alphabet, Inc. Class C	7,381,793
99,797	Facebook, Inc. Class A	11,817,961

		29,144,208

IT Services – 4.5%
48,411	Fidelity National Information Services, Inc.	3,736,845
20,577	FleetCor Technologies, Inc.*	3,072,969
73,880	MasterCard, Inc. Class A	7,550,536

		14,360,350

Life Sciences Tools & Services – 0.6%
47,452	Agilent Technologies, Inc.	2,086,939

Machinery – 3.6%
55,484	Fortive Corp.	3,051,065
30,869	The Middleby Corp.*	4,228,436
79,545	Xylem, Inc.	4,102,931

		11,382,432

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 4.6%
134,159	Comcast Corp. Class A	$ 9,325,392
55,274	The Walt Disney Co.	5,478,759

		14,804,151

Oil, Gas & Consumable Fuels* – 0.5%
11,355	Concho Resources, Inc.	1,623,992

Pharmaceuticals – 4.4%
25,864	Allergan PLC*	5,025,375
92,275	Eli Lilly & Co.	6,193,498
57,323	Zoetis, Inc.	2,887,933

		14,106,806

Road & Rail – 1.0%
91,985	CSX Corp.	3,293,983

Semiconductors & Semiconductor Equipment – 1.3%
16,653	NXP Semiconductors NV*	1,651,145
32,110	Texas Instruments, Inc.	2,373,892

		4,025,037

Software – 10.0%
15,175	Adobe Systems, Inc.*	1,560,142
49,115	Electronic Arts, Inc.*	3,891,873
41,417	Intuit, Inc.	4,708,284
199,964	Microsoft Corp.	12,049,831
39,544	Mobileye NV*	1,472,223
116,037	Oracle Corp.	4,663,527
52,009	salesforce.com, Inc.*	3,744,648

		32,090,528

Specialty Retail – 3.6%
7,699	O’Reilly Automotive, Inc.*	2,113,376
64,484	Ross Stores, Inc.	4,358,474
38,901	The Home Depot, Inc.	5,033,789

		11,505,639

Technology Hardware, Storage & Peripherals – 6.5%
188,123	Apple, Inc.	20,791,354

Textiles, Apparel & Luxury Goods – 2.8%
103,826	Kate Spade & Co.*	1,541,816
109,597	NIKE, Inc. Class B	5,487,522
17,031	PVH Corp.	1,804,264

		8,833,602

Tobacco – 0.5%
18,668	Philip Morris International, Inc.	1,648,011

TOTAL COMMON STOCKS (Cost $231,694,721)		$317,369,863

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15	0.300%	$ 15
(Cost $15)

TOTAL INVESTMENTS – 99.1% (Cost $231,694,736)		$317,369,878

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		3,027,136

NET ASSETS – 100.0%		$320,397,014

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$232,474,905

Gross unrealized gain	91,573,100
Gross unrealized loss	(6,678,127)

Net unrealized security gain	$84,894,973

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Capital Markets – 1.5%
106,470	Intercontinental Exchange, Inc.	$ 5,898,438

Diversified Telecommunication Services* – 5.4%
187,491	Level 3 Communications, Inc.	10,325,129
103,974	SBA Communications Corp. Class A	10,289,267

		20,614,396

Electronic Equipment, Instruments & Components – 3.8%
212,348	Amphenol Corp. Class A	14,494,874

Equity Real Estate Investment Trusts (REITs) – 5.5%
117,924	American Tower Corp.	12,060,087
26,181	Equinix, Inc.	8,869,076

		20,929,163

Internet & Direct Marketing Retail – 9.3%
28,918	Amazon.com, Inc.*	21,704,983
43,577	Expedia, Inc.	5,405,727
5,473	The Priceline Group, Inc.*	8,229,641

		35,340,351

Internet Software & Services* – 15.2%
21,476	Alphabet, Inc. Class A	16,662,799
20,401	Alphabet, Inc. Class C	15,464,774
175,477	Facebook, Inc. Class A	20,779,987
20,725	LinkedIn Corp. Class A	4,046,349
54,587	Match Group, Inc.	981,474

		57,935,383

IT Services – 14.6%
17,587	Alliance Data Systems Corp.	4,023,554
190,379	Black Knight Financial Services, Inc. Class A*	7,044,023
97,677	Cognizant Technology Solutions Corp. Class A*	5,380,049
134,047	Fidelity National Information Services, Inc.	10,347,088
40,474	FleetCor Technologies, Inc.*	6,044,387
45,176	Gartner, Inc.*	4,644,997
121,581	MasterCard, Inc. Class A	12,425,578
117,542	Total System Services, Inc.	5,785,417

		55,695,093

Semiconductors & Semiconductor Equipment – 12.3%
311,439	Applied Materials, Inc.	10,028,336
92,671	Cavium, Inc.*	5,285,027
180,865	NXP Semiconductors NV*	17,932,765
101,262	Qorvo, Inc.*	5,408,403
113,070	Texas Instruments, Inc.	8,359,265

		47,013,796

Software – 22.5%
36,122	Adobe Systems, Inc.*	3,713,703
93,575	Electronic Arts, Inc.*	7,414,883
86,458	Intuit, Inc.	9,828,545
179,503	Microsoft Corp.	10,816,851

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
375,489	Oracle Corp.	$ 15,090,903
63,199	Red Hat, Inc.*	4,999,673
96,671	Salesforce.com, Inc.*	6,960,312
148,070	ServiceNow, Inc.*	12,312,020
165,646	Splunk, Inc.*	9,544,523
60,621	Workday, Inc. Class A*	5,111,563

		85,792,976

Technology Hardware, Storage & Peripherals – 9.1%
251,603	Apple, Inc.	27,807,164
159,989	Electronics For Imaging, Inc.*	6,962,721

		34,769,885

TOTAL COMMON STOCKS (Cost $231,956,294)		$378,484,355

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		3,035,734

NET ASSETS – 100.0%		$381,520,089

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$232,254,705

Gross unrealized gain	148,015,111
Gross unrealized loss	(1,785,461)

Net unrealized security gain	$146,229,650

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Short Term Investments — As of the date of the financial statements, short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2016:

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,123,744	$—	$—
Europe	14,424,783	—	—
North America	787,595,363	—	—
Investment Company	1,542,189	—	—
Total	$807,686,079	$—	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$127,380,378	$—	$—
Investment Company	190	—	—
Total	$127,380,568	$—	$—

DYNAMIC U.S. EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$6,956,338	$—	$—
Investment Company	7	—	—
Total	$6,956,345	$—	$—

FLEXIBLE CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$86,671	$—	$—
Europe	151,004	—	—
North America	15,896,731	—	—
Investment Company	47,639	—	—
Total	$16,182,045	$—	$—

FOCUSED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$22,875,935	$—	$—
Investment Company	7,437	—	—
Total	$22,883,372	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$15,528,149	$—	$—
Europe	30,971,668	—	—
North America	2,895,370,013	—	—
Investment Company	3,393	—	—
Total	$2,941,873,223	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$28,458,770	$—	$—
Europe	84,589,774	—	—
North America	2,256,893,094	—	—
Investment Company	616	—	—
Total	$2,369,942,254	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,472,223	$—	$—
Europe	1,651,145	—	—
North America	314,246,495	—	—
Investment Company	15	—	—
Total	$317,369,878	$—	$—

TECHNOLOGY OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$17,932,765	$—	$—
North America	360,551,590	—	—
Total	$378,484,355	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Concentrated Growth and Focused Growth Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Aerospace & Defense – 3.3%
1,080	United Technologies Corp.	$ 116,338

Banks – 17.2%
9,493	Bank of America Corp.	200,492
1,706	Citigroup, Inc.	96,201
1,495	JPMorgan Chase & Co.	119,854
3,406	Wells Fargo & Co.	180,246

		596,793

Biotechnology* – 3.6%
1,066	Celgene Corp.	126,332

Capital Markets – 4.1%
3,419	Morgan Stanley	141,410

Chemicals – 2.5%
1,184	E.I. du Pont de Nemours & Co.	87,154

Consumer Finance – 2.3%
1,088	American Express Co.	78,379

Diversified Telecommunication Services – 4.5%
3,103	Verizon Communications, Inc.	154,840

Electric Utilities – 4.6%
5,059	FirstEnergy Corp.	158,296

Electrical Equipment – 2.8%
1,481	Eaton Corp. PLC	98,501

Electronic Equipment, Instruments & Components – 2.5%
3,547	Corning, Inc.	85,234

Energy Equipment & Services – 1.9%
1,803	National Oilwell Varco, Inc.	67,360

Food & Staples Retailing – 3.9%
915	Wal-Mart Stores, Inc.	64,444
2,290	Whole Foods Market, Inc.	69,593

		134,037

Health Care Equipment & Supplies – 4.4%
2,264	Abbott Laboratories	86,190
667	Zimmer Biomet Holdings, Inc.	67,941

		154,131

Household Durables – 2.0%
1,499	Newell Brands, Inc.	70,468

Industrial Conglomerates – 4.7%
5,330	General Electric Co.	163,951

Insurance – 3.4%
2,147	MetLife, Inc.	118,106

Internet Software & Services* – 2.7%
3,410	eBay, Inc.	94,832

Shares	Description	Value
Common Stocks – (continued)
Media* – 3.7%
2,216	DISH Network Corp. Class A	$ 127,309

Oil, Gas & Consumable Fuels – 9.9%
641	Chevron Corp.	71,510
3,253	ConocoPhillips	157,835
10,248	Southwestern Energy Co.*	116,315

		345,660

Pharmaceuticals – 6.4%
266	Allergan PLC*	51,684
1,040	Eli Lilly & Co.	69,805
3,123	Pfizer, Inc.	100,373

		221,862

Specialty Retail – 2.4%
1,181	Lowe’s Cos., Inc.	83,320

Technology Hardware, Storage & Peripherals – 4.1%
1,290	Apple, Inc.	142,571

TOTAL COMMON STOCKS (Cost $3,048,756)		$3,366,884

Shares	Distribution Rate	Value
Investment Company(a)(b) – 1.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
58,968	0.300%	$ 58,968
(Cost $58,968)

TOTAL INVESTMENTS – 98.6% (Cost $3,107,724)		$3,425,852

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		49,803

NET ASSETS – 100.0%		$3,475,655

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,131,747

Gross unrealized gain	364,634
Gross unrealized loss	(70,529)

Net unrealized security gain	$294,105

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Aerospace & Defense – 1.4%
52,371	United Technologies Corp.	$ 5,641,404

Air Freight & Logistics – 2.0%
71,159	United Parcel Service, Inc. Class B	8,248,751

Automobiles – 1.0%
120,539	General Motors Co.	4,162,212

Banks – 16.2%
741,700	Bank of America Corp.	15,664,704
174,658	BB&T Corp.	7,903,274
103,220	Citigroup, Inc.	5,820,576
189,351	JPMorgan Chase & Co.	15,180,270
420,059	Wells Fargo & Co.	22,229,522

		66,798,346

Capital Markets – 3.5%
133,236	AllianceBernstein Holding LP	3,011,133
160,164	Invesco Ltd.	5,014,735
151,749	Morgan Stanley	6,276,339

		14,302,207

Chemicals – 2.0%
110,813	E.I. du Pont de Nemours & Co.	8,156,945

Communications Equipment – 2.7%
367,506	Cisco Systems, Inc.	10,959,029

Consumer Finance – 3.0%
98,611	American Express Co.	7,103,937
63,584	Capital One Financial Corp.	5,343,599

		12,447,536

Diversified Telecommunication Services – 3.9%
321,149	Verizon Communications, Inc.	16,025,335

Electric Utilities – 5.0%
61,916	Duke Energy Corp.	4,567,543
120,693	FirstEnergy Corp.	3,776,484
88,743	PG&E Corp.	5,218,088
60,020	Pinnacle West Capital Corp.	4,437,279
75,847	PPL Corp.	2,537,841

		20,537,235

Electrical Equipment – 0.7%
46,495	Eaton Corp. PLC	3,092,382

Energy Equipment & Services – 0.5%
26,531	Schlumberger Ltd.	2,229,931

Equity Real Estate Investment Trusts (REITs) – 2.5%
35,771	AvalonBay Communities, Inc.	5,883,972
197,744	RLJ Lodging Trust	4,506,586

		10,390,558

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 3.4%
113,504	Wal-Mart Stores, Inc.	$ 7,994,086
203,966	Whole Foods Market, Inc.	6,198,527

		14,192,613

Food Products – 2.0%
76,392	Campbell Soup Co.	4,345,941
99,897	Mondelez International, Inc. Class A	4,119,752

		8,465,693

Health Care Equipment & Supplies – 1.9%
203,394	Abbott Laboratories	7,743,210

Household Products – 2.9%
143,807	The Procter & Gamble Co.	11,858,325

Independent Power and Renewable Electricity Producers – 0.4%
146,720	NRG Energy, Inc.	1,663,805

Industrial Conglomerates – 4.3%
579,749	General Electric Co.	17,833,079

Insurance – 4.6%
90,968	Lincoln National Corp.	5,831,049
126,554	MetLife, Inc.	6,961,735
128,572	The Hartford Financial Services Group, Inc.	6,058,313

		18,851,097

Media – 3.5%
68,565	Comcast Corp. Class A	4,765,953
78,293	DISH Network Corp. Class A*	4,497,933
138,596	Viacom, Inc. Class B	5,194,578

		14,458,464

Oil, Gas & Consumable Fuels – 10.5%
233,122	BP PLC ADR	8,161,601
85,861	Chevron Corp.	9,578,653
254,598	ConocoPhillips	12,353,095
153,816	Exxon Mobil Corp.	13,428,137

		43,521,486

Pharmaceuticals – 9.7%
65,286	Eli Lilly & Co.	4,381,996
108,575	Johnson & Johnson	12,084,398
89,275	Merck & Co., Inc.	5,462,737
557,834	Pfizer, Inc.	17,928,785

		39,857,916

Road & Rail – 1.9%
76,473	Union Pacific Corp.	7,749,009

Semiconductors & Semiconductor Equipment – 2.7%
113,585	Intel Corp.	3,941,400
74,689	Maxim Integrated Products, Inc.	2,933,037

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
61,978	QUALCOMM, Inc.	$ 4,222,561

		11,096,998

Software – 3.7%
173,039	Microsoft Corp.	10,427,330
115,998	Oracle Corp.	4,661,960

		15,089,290

Specialty Retail – 1.0%
56,906	Lowe’s Cos., Inc.	4,014,718

Technology Hardware, Storage & Peripherals – 1.1%
42,512	Apple, Inc.	4,698,426

Tobacco – 1.5%
97,765	Altria Group, Inc.	6,250,116

TOTAL COMMON STOCKS (Cost $360,017,222)		$410,336,116

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
281	0.300%	$ 281
(Cost $281)

TOTAL INVESTMENTS – 99.5% (Cost $360,017,503)		$410,336,397

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,906,525

NET ASSETS – 100.0%		$412,242,922

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$359,774,733

Gross unrealized gain	62,332,098
Gross unrealized loss	(11,770,434)

Net unrealized security gain	$50,561,664

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 1.3%
155,870	United Technologies Corp.	$ 16,790,316

Automobiles – 0.8%
284,887	General Motors Co.	9,837,148

Banks – 15.6%
3,182,157	Bank of America Corp.	67,207,156
320,271	Citigroup, Inc.	18,060,082
573,977	JPMorgan Chase & Co.	46,015,736
1,294,050	Wells Fargo & Co.	68,481,126

		199,764,100

Biotechnology* – 3.0%
169,296	Celgene Corp.	20,063,269
218,829	Vertex Pharmaceuticals, Inc.	17,858,635

		37,921,904

Capital Markets – 3.4%
605,772	Invesco Ltd.	18,966,721
584,893	Morgan Stanley	24,191,175

		43,157,896

Chemicals – 1.9%
322,910	E.I. du Pont de Nemours & Co.	23,769,405

Communications Equipment – 1.9%
808,290	Cisco Systems, Inc.	24,103,208

Consumer Finance – 3.0%
306,313	American Express Co.	22,066,788
190,395	Capital One Financial Corp.	16,000,796

		38,067,584

Containers & Packaging – 1.0%
161,801	Ball Corp.	12,144,783

Diversified Telecommunication Services – 4.0%
113,382	Level 3 Communications, Inc.*	6,243,947
892,266	Verizon Communications, Inc.	44,524,073

		50,768,020

Electric Utilities – 2.9%
550,201	FirstEnergy Corp.	17,215,789
343,093	PG&E Corp.	20,173,869

		37,389,658

Electrical Equipment – 0.7%
143,756	Eaton Corp. PLC	9,561,211

Electronic Equipment, Instruments & Components – 1.3%
405,795	Corning, Inc.	9,751,254
101,037	TE Connectivity Ltd.	6,834,142

		16,585,396

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 1.4%
467,603	National Oilwell Varco, Inc.	$ 17,469,648

Equity Real Estate Investment Trusts (REITs) – 2.3%
88,158	AvalonBay Communities, Inc.	14,501,110
155,819	Vornado Realty Trust	15,231,307

		29,732,417

Food & Staples Retailing – 1.2%
236,747	The Kroger Co.	7,646,928
263,663	Whole Foods Market, Inc.	8,012,719

		15,659,647

Food Products – 2.6%
201,062	Campbell Soup Co.	11,438,417
104,263	General Mills, Inc.	6,353,787
88,013	Kellogg Co.	6,336,936
233,137	Mondelez International, Inc. Class A	9,614,570

		33,743,710

Health Care Equipment & Supplies – 2.9%
702,936	Abbott Laboratories	26,760,774
149,050	Medtronic PLC	10,882,140

		37,642,914

Health Care Providers & Services – 1.6%
92,425	Aetna, Inc.	12,092,887
37,445	Humana, Inc.	7,962,305

		20,055,192

Household Durables – 1.0%
271,571	Newell Brands, Inc.	12,766,553

Household Products – 2.2%
76,793	Kimberly-Clark Corp.	8,878,039
229,624	The Procter & Gamble Co.	18,934,795

		27,812,834

Industrial Conglomerates – 4.7%
1,958,700	General Electric Co.	60,249,612

Insurance – 4.7%
278,611	Lincoln National Corp.	17,858,965
442,224	MetLife, Inc.	24,326,743
389,802	The Hartford Financial Services Group, Inc.	18,367,470

		60,553,178

Internet Software & Services* – 1.9%
24,086	Alphabet, Inc. Class A	18,687,846
221,856	eBay, Inc.	6,169,815

		24,857,661

Machinery – 1.0%
132,983	Caterpillar, Inc.	12,707,855

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 2.4%
112,206	Comcast Corp. Class A	$ 7,799,439
320,339	DISH Network Corp. Class A*	18,403,476
122,488	Viacom, Inc. Class B	4,590,850

		30,793,765

Metals & Mining – 0.6%
519,083	Freeport-McMoRan, Inc.	7,967,924

Oil, Gas & Consumable Fuels – 11.5%
558,111	BP PLC ADR	19,539,466
235,582	Chevron Corp.	26,281,528
713,979	ConocoPhillips	34,642,261
406,684	Exxon Mobil Corp.	35,503,513
357,692	Range Resources Corp.	12,583,605
1,677,293	Southwestern Energy Co.*	19,037,275

		147,587,648

Pharmaceuticals – 5.6%
143,196	Allergan PLC*	27,822,983
98,022	Johnson & Johnson	10,909,849
1,039,782	Pfizer, Inc.	33,418,593

		72,151,425

Road & Rail – 2.1%
270,667	Union Pacific Corp.	27,426,687

Semiconductors & Semiconductor Equipment – 1.4%
262,024	Intel Corp.	9,092,233
138,025	QUALCOMM, Inc.	9,403,643

		18,495,876

Software – 3.4%
120,584	Microsoft Corp.	7,266,392
638,404	Oracle Corp.	25,657,457
413,027	Symantec Corp.	10,073,728

		42,997,577

Specialty Retail – 1.0%
180,418	L Brands, Inc.	12,668,952

Technology Hardware, Storage & Peripherals – 0.5%
58,142	Apple, Inc.	6,425,854

Tobacco – 0.8%
193,695	Reynolds American, Inc.	10,478,899

TOTAL COMMON STOCKS (Cost $1,066,989,183)		$1,250,106,457

Shares	Distribution Rate	Value
Investment Company(a)(b) – 2.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
27,163,074	0.300%	$ 27,163,074
(Cost $27,163,074)

TOTAL INVESTMENTS – 99.7% (Cost $1,094,152,257)		$1,277,269,531

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		4,242,408

NET ASSETS – 100.0%		$1,281,511,939

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,108,482,184

Gross unrealized gain	201,898,132
Gross unrealized loss	(33,110,785)

Net unrealized security gain	$168,787,347

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 1.6%
1,777,353	Textron, Inc.	$ 81,811,559

Airlines* – 1.5%
3,792,821	JetBlue Airways Corp.	76,197,774

Banks – 7.1%
1,071,519	CIT Group, Inc.	43,771,551
2,099,734	Citizens Financial Group, Inc.	70,362,086
7,116,156	Huntington Bancshares, Inc.	88,667,304
444,901	Signature Bank*	66,695,109
1,838,990	SunTrust Banks, Inc.	95,535,531

		365,031,581

Beverages – 1.5%
763,970	Molson Coors Brewing Co. Class B	74,891,979

Biotechnology* – 1.5%
348,281	BioMarin Pharmaceutical, Inc.	29,823,302
572,978	Vertex Pharmaceuticals, Inc.	46,760,735

		76,584,037

Capital Markets – 1.8%
287,537	Ameriprise Financial, Inc.	32,839,601
820,145	Raymond James Financial, Inc.	59,001,231

		91,840,832

Chemicals – 2.3%
982,003	Celanese Corp. Series A	77,892,478
721,278	FMC Corp.	40,478,121

		118,370,599

Commercial Services & Supplies – 1.0%
658,363	Waste Connections, Inc.	50,325,268

Communications Equipment – 1.3%
1,089,257	Juniper Networks, Inc.	29,998,138
4,896,148	Viavi Solutions, Inc.*	38,434,762

		68,432,900

Construction & Engineering* – 0.8%
679,422	Jacobs Engineering Group, Inc.	42,130,958

Construction Materials – 1.4%
323,563	Martin Marietta Materials, Inc.	71,005,900

Consumer Finance – 4.0%
8,336,260	SLM Corp.*	83,946,138
3,497,847	Synchrony Financial	120,885,593

		204,831,731

Containers & Packaging – 1.3%
1,355,497	Bemis Co., Inc.	67,869,735

Shares	Description	Value
Common Stocks – (continued)
Diversified Financial Services – 0.6%
736,863	Voya Financial, Inc.	$ 28,641,865

Diversified Telecommunication Services* – 0.4%
367,906	Level 3 Communications, Inc.	20,260,583

Electric Utilities – 3.8%
2,089,684	FirstEnergy Corp.	65,386,212
1,276,280	PG&E Corp.	75,045,264
772,958	Pinnacle West Capital Corp.	57,144,785

		197,576,261

Electrical Equipment – 2.0%
1,572,881	AMETEK, Inc.	74,475,915
244,920	Hubbell, Inc.	27,499,618

		101,975,533

Electronic Equipment, Instruments & Components – 0.8%
1,040,348	Corning, Inc.	24,999,563
1,071,806	VeriFone Systems, Inc.*	18,102,803

		43,102,366

Energy Equipment & Services – 1.5%
597,694	Baker Hughes, Inc.	38,449,655
1,132,474	FMC Technologies, Inc.*	38,798,559

		77,248,214

Equity Real Estate Investment Trusts (REITs) – 11.0%
3,876,024	Brixmor Property Group, Inc.	94,381,184
602,864	CyrusOne, Inc.	25,730,236
3,828,837	DDR Corp.	58,274,899
611,176	Equity Residential Properites Trust	36,676,672
523,545	Federal Realty Investment Trust	73,516,189
492,087	Mid-America Apartment Communities, Inc.	45,089,932
581,966	Post Properties, Inc.	37,839,429
2,566,041	RLJ Lodging Trust	58,480,074
665,104	Taubman Centers, Inc.	48,333,108
905,531	Vornado Realty Trust	88,515,655

		566,837,378

Food & Staples Retailing – 0.6%
1,047,089	Whole Foods Market, Inc.	31,821,035

Food Products – 1.0%
1,422,332	Conagra Brands, Inc.	52,185,361

Gas Utilities – 0.9%
629,152	Atmos Energy Corp.	44,745,290

Health Care Equipment & Supplies – 1.4%
715,894	Zimmer Biomet Holdings, Inc.	72,920,963

Health Care Providers & Services* – 2.3%
811,156	Centene Corp.	46,746,920

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services* – (continued)
550,508	Laboratory Corp. of America Holdings	$ 69,281,432

		116,028,352

Household Durables* – 0.5%
880,813	Toll Brothers, Inc.	26,124,914

Insurance – 5.5%
394,829	Arch Capital Group Ltd.*	32,660,255
539,273	Arthur J. Gallagher & Co.	27,152,395
175,264	Endurance Specialty Holdings Ltd.	16,159,341
833,627	Lincoln National Corp.	53,435,491
1,687,475	The Hartford Financial Services Group, Inc.	79,513,822
570,731	W.R. Berkley Corp.	35,265,468
1,067,313	XL Group Ltd.	38,562,019

		282,748,791

Internet & Direct Marketing Retail – 1.2%
519,189	Expedia, Inc.	64,405,395

Internet Software & Services – 1.3%
676,339	IAC/InterActiveCorp.	45,558,195
1,841,822	Pandora Media, Inc.*	21,401,972

		66,960,167

IT Services – 2.1%
644,880	Computer Sciences Corp.	39,099,074
898,608	Fidelity National Information Services, Inc.	69,363,552

		108,462,626

Machinery – 3.7%
673,629	Pentair PLC	38,706,722
749,443	Stanley Black & Decker, Inc.	88,906,423
745,995	Wabtec Corp.	63,163,397

		190,776,542

Media – 2.4%
1,274,033	Discovery Communications, Inc. Class A*	34,513,554
1,148,202	DISH Network Corp. Class A*	65,964,205
552,755	Viacom, Inc. Class B	20,717,257

		121,195,016

Metals & Mining – 2.4%
4,379,734	Freeport-McMoRan, Inc.	67,228,917
1,561,646	Steel Dynamics, Inc.	55,407,200

		122,636,117

Mortgage Real Estate Investment Trusts (REITs) – 1.8%
4,040,051	MFA Financial, Inc.	31,593,199
1,411,099	Starwood Property Trust, Inc.	31,707,394

Shares	Description	Value
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
3,500,780	Two Harbors Investment Corp.	$ 30,351,763

		93,652,356

Multi-Utilities – 1.5%
593,789	SCANA Corp.	41,879,938
375,245	Sempra Energy	37,449,451

		79,329,389

Oil, Gas & Consumable Fuels – 9.4%
395,466	Anadarko Petroleum Corp.	27,346,474
2,410,928	Antero Resources Corp.*	59,043,627
361,763	Cimarex Energy Co.	49,879,883
759,388	Devon Energy Corp.	36,701,222
4,582,359	Encana Corp.	57,737,723
905,358	Marathon Petroleum Corp.	42,569,933
1,269,540	Newfield Exploration Co.*	57,408,599
312,328	Pioneer Natural Resources Co.	59,667,141
1,584,116	Rice Energy, Inc.*	38,573,225
871,825	RSP Permian, Inc.*	38,926,986
939,819	WPX Energy, Inc.*	14,604,787

		482,459,600

Pharmaceuticals – 1.2%
730,266	Perrigo Co. PLC	63,051,166

Road & Rail* – 1.0%
577,472	Old Dominion Freight Line, Inc.	50,413,306

Semiconductors & Semiconductor Equipment – 1.6%
2,999,706	Marvell Technology Group Ltd.	43,015,784
977,412	Maxim Integrated Products, Inc.	38,382,969

		81,398,753

Software – 2.5%
579,719	Check Point Software Technologies Ltd.*	47,728,265
2,507,974	Symantec Corp.	61,169,486
537,026	Verint System, Inc.*	20,165,326

		129,063,077

Specialty Retail – 2.8%
55,402	AutoZone, Inc.*	43,389,738
1,052,325	L Brands, Inc.	73,894,262
1,064,970	Sally Beauty Holdings, Inc.*	27,891,564

		145,175,564

Textiles, Apparel & Luxury Goods – 1.3%
1,885,208	Kate Spade & Co.*	27,995,339
685,447	VF Corp.	37,363,716

		65,359,055

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – 0.7%
410,170	MSC Industrial Direct Co., Inc. Class A	$ 36,644,588

Water Utilities – 1.2%
860,590	American Water Works Co., Inc.	62,366,957

TOTAL COMMON STOCKS (Cost $4,378,968,642)		$5,014,891,433

Shares	Distribution Rate	Value
Investment Company(a)(b) – 1.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
82,251,133	0.300%	$ 82,251,133
(Cost $82,251,133)

TOTAL INVESTMENTS – 99.1% (Cost $4,461,219,775)		$5,097,142,566

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		46,341,694

NET ASSETS – 100.0%		$5,143,484,260

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,527,868,762

Gross unrealized gain	690,608,429
Gross unrealized loss	(121,334,625)

Net unrealized security gain	$569,273,804

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
Aerospace & Defense – 2.1%
410,288	Curtiss-Wright Corp.	$ 41,242,150
395,457	Esterline Technologies Corp.*	34,780,443
336,629	KLX, Inc.*	13,125,165
545,902	Moog, Inc. Class A*	38,120,337
247,707	Triumph Group, Inc.	6,886,254

		134,154,349

Air Freight & Logistics – 1.4%
502,173	Forward Air Corp.	24,295,130
1,477,145	XPO Logistics, Inc.*	65,777,267

		90,072,397

Auto Components – 0.4%
228,909	Cooper Tire & Rubber Co.	8,767,215
186,906	Standard Motor Products, Inc.	9,334,085
348,724	Tower International, Inc.	9,136,569

		27,237,869

Banks – 19.9%
561,697	Ameris Bancorp	25,192,110
988,296	BancorpSouth, Inc.	28,215,851
471,011	Bank of the Ozarks, Inc.	22,853,454
924,314	Banner Corp.	48,184,489
1,044,375	BNC Bancorp	31,540,125
1,638,559	Boston Private Financial Holdings, Inc.	24,578,385
1,319,089	Brookline Bancorp, Inc.	19,654,426
430,228	CenterState Banks, Inc.	9,645,712
1,009,835	CoBiz, Inc.	15,278,804
1,175,223	Columbia Banking System, Inc.	46,797,380
693,208	Community Bank System, Inc.	39,304,894
647,621	ConnectOne Bancorp, Inc.	15,219,093
363,095	CU Bancorp*	10,130,351
2,152,655	CVB Financial Corp.	44,710,644
959,496	First Financial Bankshares, Inc.	41,306,303
1,011,848	First Merchants Corp.	34,736,742
1,198,822	First Midwest Bancorp, Inc.	29,107,398
768,076	Flushing Financial Corp.	20,108,230
1,209,297	Glacier Bancorp, Inc.	41,478,887
1,175,714	Great Western Bancorp, Inc.	47,028,560
629,295	Heritage Financial Corp.	14,253,532
1,295,791	Home BancShares, Inc.	33,522,113
565,173	Independent Bank Corp.	36,792,762
288,095	Independent Bank Group, Inc.	17,314,509
438,591	Lakeland Financial Corp.	18,508,540
1,383,306	LegacyTexas Financial Group, Inc.	54,308,594
1,258,524	MB Financial, Inc.	54,456,333
837,802	PacWest Bancorp	42,937,352
749,154	Pinnacle Financial Partners, Inc.	48,320,433
749,088	PrivateBancorp, Inc.	35,042,337
769,575	Prosperity Bancshares, Inc.	50,891,995
958,430	Renasant Corp.	39,736,508
406,568	Sandy Spring Bancorp, Inc.	14,799,075
493,973	South State Corp.	41,963,006
316,799	Southwest Bancorp, Inc.	6,922,058

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
831,495	State Bank Financial Corp.	$ 20,529,612
625,577	Texas Capital Bancshares, Inc.*	45,510,727
415,115	The First of Long Island Corp.	10,626,931
452,639	TriCo Bancshares	14,149,495
1,763,497	Webster Financial Corp.	87,487,086

		1,283,144,836

Building Products* – 0.9%
247,514	Continental Building Products, Inc.	5,544,314
649,823	Gibraltar Industries, Inc.	29,242,035
335,107	Masonite International Corp.	21,714,933

		56,501,282

Capital Markets – 1.4%
427,476	Golub Capital BDC, Inc.	7,886,932
298,105	New Mountain Finance Corp.	4,233,091
1,405,102	OM Asset Management PLC	20,655,000
998,353	Stifel Financial Corp.*	49,767,897
591,898	Virtu Financial, Inc. Class A	8,197,787

		90,740,707

Chemicals – 1.8%
39,085	Methanex Corp.	1,719,740
604,470	Minerals Technologies, Inc.	48,962,070
500,229	Olin Corp.	13,005,954
154,108	Quaker Chemical Corp.	19,608,702
299,128	Trinseo SA	17,513,944
285,933	W.R. Grace & Co.	18,659,988

		119,470,398

Commercial Services & Supplies – 1.5%
1,169,144	ABM Industries, Inc.	51,442,336
705,307	Advanced Disposal Services, Inc.*	14,148,458
653,256	Mobile Mini, Inc.	20,054,959
193,842	MSA Safety, Inc.	12,049,219

		97,694,972

Communications Equipment* – 1.4%
1,671,555	Ixia	22,983,881
1,060,470	NetScout Systems, Inc.	33,086,664
4,199,364	Viavi Solutions, Inc.	32,965,008

		89,035,553

Construction & Engineering – 0.9%
737,480	EMCOR Group, Inc.	51,158,988
170,279	Granite Construction, Inc.	10,044,758

		61,203,746

Construction Materials – 1.0%
419,756	Eagle Materials, Inc.	40,800,283
1,088,275	Summit Materials, Inc. Class A*	25,868,297

		66,668,580

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 0.9%
911,029	Berry Plastics Group, Inc.*	$ 45,341,913
988,033	Graphic Packaging Holding Co.	12,419,575

		57,761,488

Distributors – 0.3%
519,343	Core-Mark Holding Co., Inc.	18,961,213

Electric Utilities – 2.1%
642,928	IDACORP, Inc.	48,958,967
1,318,738	PNM Resources, Inc.	41,672,121
1,024,845	Portland General Electric Co.	42,633,552

		133,264,640

Electrical Equipment* – 0.3%
854,841	Thermon Group Holdings, Inc.	16,447,141

Electronic Equipment, Instruments & Components – 2.6%
447,563	Anixter International, Inc.*	34,977,048
1,032,913	CTS Corp.	22,827,377
464,706	Plexus Corp.*	23,746,477
372,286	SYNNEX Corp.	43,523,956
529,649	Tech Data Corp.*	44,951,311

		170,026,169

Equity Real Estate Investment Trusts (REITs) – 8.5%
1,572,541	Acadia Realty Trust	51,988,205
1,738,496	Care Capital Properties, Inc.	41,862,984
2,442,880	Chesapeake Lodging Trust	57,920,685
606,938	Columbia Property Trust, Inc.	12,782,114
1,123,825	CubeSmart	27,702,286
1,192,665	CyrusOne, Inc.	50,902,942
438,839	Highwoods Properties, Inc.	21,090,602
892,825	Hudson Pacific Properties, Inc.	31,132,808
340,537	Life Storage, Inc.	27,661,821
2,514,289	Pebblebrook Hotel Trust	72,310,952
660,437	Post Properties, Inc.	42,941,614
290,688	PS Business Parks, Inc.	32,478,570
1,268,569	RLJ Lodging Trust	28,910,687
1,877,881	Terreno Realty Corp.	51,115,921

		550,802,191

Food & Staples Retailing* – 0.2%
3,411,478	SUPERVALU, Inc.	15,829,258

Food Products – 1.1%
1,331,654	AdvancePierre Foods Holdings, Inc.	36,047,873
695,780	Pinnacle Foods, Inc.	34,482,857

		70,530,730

Gas Utilities – 2.3%
1,021,480	New Jersey Resources Corp.	35,189,986
878,489	South Jersey Industries, Inc.	28,990,137
442,555	Southwest Gas Corp.	32,806,602

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – (continued)
739,181	WGL Holdings, Inc.	$ 53,634,973

		150,621,698

Health Care Equipment & Supplies – 1.4%
647,500	CONMED Corp.	28,218,050
838,739	Endologix, Inc.*	6,164,732
116,097	ICU Medical, Inc.*	17,443,574
294,755	Integra LifeSciences Holdings Corp.*	23,816,204
691,285	Wright Medical Group NV*	15,927,206

		91,569,766

Health Care Providers & Services* – 1.5%
467,345	Acadia Healthcare Co., Inc.	17,763,784
230,897	Air Methods Corp.	7,550,332
470,484	American Renal Associates Holdings, Inc.	11,489,219
151,890	AMN Healthcare Services, Inc.	5,057,937
373,100	Amsurg Corp.	25,415,572
441,080	VCA, Inc.	27,611,608

		94,888,452

Health Care Technology* – 0.2%
629,947	HMS Holdings Corp.	11,540,629

Hotels, Restaurants & Leisure – 2.5%
579,817	Extended Stay America, Inc.	9,021,953
378,370	Jack in the Box, Inc.	39,358,047
475,593	Marriott Vacations Worldwide Corp.	36,925,041
964,059	Red Rock Resorts, Inc. Class A	22,096,232
571,830	Sonic Corp.	14,924,763
236,521	Vail Resorts, Inc.	37,464,926

		159,790,962

Household Durables – 0.9%
430,864	CalAtlantic Group, Inc.	14,386,549
480,362	Meritage Homes Corp.*	17,317,050
434,056	TopBuild Corp.*	15,751,892
455,287	William Lyon Homes Class A*	9,014,683
		56,470,174

Household Products – 0.7%
362,016	Spectrum Brands Holdings, Inc.	43,402,098

Independent Power and Renewable Electricity Producers* – 0.1%
882,379	Dynegy, Inc.	7,632,578

Insurance – 3.7%
491,427	Allied World Assurance Co. Holdings AG	23,003,698
302,052	AMERISAFE, Inc.	19,195,405
755,924	AmTrust Financial Services, Inc.	19,245,825

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
1,887,689	CNO Financial Group, Inc.	$ 33,789,633
86,280	Enstar Group Ltd.*	16,966,962
273,577	Kinsale Capital Group, Inc.	7,799,680
1,743,630	Maiden Holdings Ltd.	26,851,902
1,333,264	National General Holdings Corp.	30,118,434
504,177	ProAssurance Corp.	28,259,121
539,112	RLI Corp.	32,368,284

		237,598,944

Internet Software & Services* – 0.3%
453,308	Cornerstone OnDemand, Inc.	16,278,290

IT Services – 1.1%
907,702	Convergys Corp.	23,482,251
230,634	DST Systems, Inc.	23,803,735
384,310	MAXIMUS, Inc.	21,248,500

		68,534,486

Life Sciences Tools & Services* – 0.8%
493,068	PRA Health Sciences, Inc.	26,487,613
897,880	VWR Corp.	24,422,336

		50,909,949

Machinery – 3.3%
592,662	Barnes Group, Inc.	27,380,984
278,775	CLARCOR, Inc.	19,639,699
946,331	Federal Signal Corp.	14,952,030
825,880	ITT, Inc.	33,340,776
153,229	RBC Bearings, Inc.*	12,987,690
609,474	Rexnord Corp.*	13,408,428
161,919	Standex International Corp.	14,265,064
1,518,649	TriMas Corp.*	32,575,021
428,034	Watts Water Technologies, Inc. Class A	29,234,722
244,621	Woodward, Inc.	16,568,180

		214,352,594

Media – 2.3%
2,106,831	Live Nation Entertainment, Inc.*	58,317,082
554,653	Nexstar Broadcasting Group, Inc. Class A	33,085,052
1,492,411	Regal Entertainment Group Class A	34,191,136
966,884	TEGNA, Inc.	21,687,208
274,756	Time, Inc.	4,451,047

		151,731,525

Metals & Mining – 1.6%
3,176,957	AK Steel Holding Corp.*	29,005,617
861,077	Allegheny Technologies, Inc.	15,103,291
991,427	Cliffs Natural Resources, Inc.*	8,734,472
1,383,686	Hecla Mining Co.	8,412,811
232,332	Kaiser Aluminum Corp.	19,141,833
200,981	Royal Gold, Inc.	13,996,317

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
529,803	Ryerson Holding Corp.*	$ 7,576,183

		101,970,524

Mortgage Real Estate Investment Trusts (REITs) – 2.1%
1,491,517	Blackstone Mortgage Trust, Inc. Class A	44,864,831
4,234,078	MFA Financial, Inc.	33,110,490
1,311,160	PennyMac Mortgage Investment Trust	21,345,685
4,351,349	Two Harbors Investment Corp.	37,726,196

		137,047,202

Multi-Utilities – 1.0%
669,009	Black Hills Corp.	39,304,279
456,492	NorthWestern Corp.	25,609,201

		64,913,480

Multiline Retail* – 0.3%
2,132,866	J.C. Penney Co., Inc.	20,198,241

Oil, Gas & Consumable Fuels – 5.2%
667,422	Carrizo Oil & Gas, Inc.*	28,258,648
1,440,888	Golar LNG Ltd.	35,157,667
1,046,994	Parsley Energy, Inc. Class A*	39,942,821
820,906	PDC Energy, Inc.*	61,116,452
2,093,543	Rice Energy, Inc.*	50,977,772
1,479,388	RSP Permian, Inc.*	66,054,674
2,677,182	Synergy Resources Corp.*	25,406,457
1,939,832	WPX Energy, Inc.*	30,144,989

		337,059,480

Paper & Forest Products – 0.5%
1,294,825	KapStone Paper & Packaging Corp.	26,453,275
401,546	Mercer International, Inc.	3,814,687

		30,267,962

Personal Products – 0.0%
581,399	Avon Products, Inc.	3,122,113

Pharmaceuticals* – 0.5%
864,373	Catalent, Inc.	20,684,446
259,151	Prestige Brands Holdings, Inc.	12,327,813

		33,012,259

Professional Services* – 0.4%
675,602	On Assignment, Inc.	27,895,607

Real Estate Management & Development – 0.7%
2,012,183	Kennedy-Wilson Holdings, Inc.	42,960,107

Road & Rail – 0.3%
538,232	Knight Transportation, Inc.	18,838,120

Semiconductors & Semiconductor Equipment – 3.0%
313,905	Cabot Microelectronics Corp.	18,702,460

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,704,768	Cypress Semiconductor Corp.	$ 19,178,640
2,416,330	Entegris, Inc.*	43,373,123
1,353,560	Intersil Corp. Class A	29,981,354
592,855	MKS Instruments, Inc.	34,118,805
1,207,488	Semtech Corp.*	33,930,413
189,128	Silicon Laboratories, Inc.*	12,548,643

191,833,438

Software – 2.6%
715,986	Bottomline Technologies de, Inc.*	17,942,609
547,377	CommVault Systems, Inc.*	29,558,358
320,655	Imperva, Inc.*	12,232,989
1,018,911	Mentor Graphics Corp.	37,241,197
77,608	MicroStrategy, Inc. Class A*	15,058,280
1,432,420	Verint System, Inc.*	53,787,371

165,820,804

Specialty Retail – 2.4%
931,718	Boot Barn Holdings, Inc.*	14,702,510
627,683	Burlington Stores, Inc.*	55,185,889
134,797	DSW, Inc. Class A	3,202,777
327,656	Express, Inc.*	4,377,484
332,309	Lithia Motors, Inc. Class A	30,539,197
166,497	Monro Muffler Brake, Inc.	9,956,521
3,298,053	Office Depot, Inc.	16,061,518
1,043,775	Party City Holdco, Inc.*	16,752,589
121,101	Restoration Hardware Holdings, Inc.*	4,365,691

155,144,176

Technology Hardware, Storage & Peripherals* – 0.3%
477,187	Electronics For Imaging, Inc.	20,767,178

Textiles, Apparel & Luxury Goods – 0.5%
320,226	Columbia Sportswear Co.	18,211,252
454,297	Steven Madden Ltd.*	16,831,704

35,042,956

Thrifts & Mortgage Finance – 2.3%
476,034	Dime Community Bancshares, Inc.	8,901,836
546,385	EverBank Financial Corp.	10,545,231
470,830	OceanFirst Financial, Corp.	11,168,088
603,988	Oritani Financial Corp.	10,660,388
1,108,164	Provident Financial Services, Inc.	29,853,938
3,548,713	Radian Group, Inc.	51,669,261
78,249	Washington Federal, Inc.	2,539,180
535,913	WSFS Financial Corp.	22,856,689

148,194,611

Trading Companies & Distributors – 2.3%
859,098	Beacon Roofing Supply, Inc.*	39,853,556
81,516	GMS, Inc.*	2,046,867
596,029	Kaman Corp.	29,038,533
740,485	NOW, Inc.*	15,950,047
1,427,630	Univar, Inc.*	35,547,987

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
363,101	WESCO International, Inc.*	$ 24,654,558

147,091,548

Water Utilities – 0.4%
706,332	California Water Service Group	24,403,771

TOTAL COMMON STOCKS (Cost $4,629,825,550)		$6,210,453,241

Exchange Traded Fund – 1.5%
839,819	iShares Russell 2000 Value ETF (Cost $93,168,222)	96,444,814

Shares	Distribution Rate	Value
Investment Company(a)(b) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
97,195,373	0.300%	$ 97,195,373
(Cost $97,195,373)

TOTAL INVESTMENTS – 99.2% (Cost $4,820,189,145)		$6,404,093,428

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		54,113,769

NET ASSETS – 100.0%		$6,458,207,197

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,840,645,262

Gross unrealized gain	1,677,503,425
Gross unrealized loss	(114,055,259)

Net unrealized security gain	$1,563,448,166

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 92.7%
Aerospace & Defense – 1.3%
2,961	Curtiss-Wright Corp.	$ 297,640
1,596	Huntington Ingalls Industries, Inc.	285,301
1,464	Triumph Group, Inc.	40,699

		623,640

Air Freight & Logistics* – 0.7%
8,067	XPO Logistics, Inc.	359,224

Airlines* – 0.6%
4,424	JetBlue Airways Corp.	88,878
3,775	Spirit Airlines, Inc.	209,890

		298,768

Auto Components – 1.0%
968	Lear Corp.	125,366
11,287	The Goodyear Tire & Rubber Co.	346,398

		471,764

Banks – 12.5%
6,467	Bank of Hawaii Corp.	539,154
5,171	Bank of the Ozarks, Inc.	250,897
8,018	BankUnited, Inc.	284,078
4,517	Commerce Bancshares, Inc.	247,582
13,268	East West Bancorp, Inc.	635,272
6,041	First Republic Bank	494,758
7,192	Glacier Bancorp, Inc.	246,685
9,670	Home BancShares, Inc.	250,163
9,216	PacWest Bancorp	472,320
2,964	PrivateBancorp, Inc.	138,656
4,175	Prosperity Bancshares, Inc.	276,093
4,111	Signature Bank*	616,280
2,975	South State Corp.	252,726
14,248	Synovus Financial Corp.	551,540
4,061	Texas Capital Bancshares, Inc.*	295,438
12,011	Webster Financial Corp.	595,865

		6,147,507

Beverages – 0.4%
2,008	Molson Coors Brewing Co. Class B	196,844

Building Products – 0.5%
2,381	Fortune Brands Home & Security, Inc.	131,312
1,808	Masonite International Corp.*	117,159

		248,471

Capital Markets – 1.9%
15,104	E*TRADE Financial Corp.*	521,239
4,825	OM Asset Management PLC	70,927
5,989	Stifel Financial Corp.*	298,552
4,426	Virtu Financial, Inc. Class A	61,300

		952,018

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 1.4%
1,449	Albemarle Corp.	$ 127,193
4,307	Axalta Coating Systems Ltd.*	113,791
3,485	Minerals Technologies, Inc.	282,285
2,699	Olin Corp.	70,174
1,715	W.R. Grace & Co.	111,921

		705,364

Commercial Services & Supplies – 1.0%
6,350	Waste Connections, Inc.	485,394

Communications Equipment* – 1.1%
9,112	CommScope Holding Co., Inc.	327,850
28,594	Viavi Solutions, Inc.	224,463

		552,313

Construction & Engineering* – 0.9%
6,769	Jacobs Engineering Group, Inc.	419,746

Construction Materials – 1.3%
3,554	Eagle Materials, Inc.	345,449
1,286	Martin Marietta Materials, Inc.	282,213

		627,662

Containers & Packaging* – 0.7%
6,570	Berry Plastics Group, Inc.	326,989

Electric Utilities – 2.5%
11,050	Alliant Energy Corp.	396,916
4,667	IDACORP, Inc.	355,392
6,410	Pinnacle West Capital Corp.	473,891

		1,226,199

Electrical Equipment – 1.3%
5,322	AMETEK, Inc.	251,997
3,238	Hubbell, Inc.	363,562

		615,559

Electronic Equipment, Instruments & Components – 1.6%
651	Anixter International, Inc.*	50,876
12,000	Avnet, Inc.	550,680
6,287	National Instruments Corp.	185,278

		786,834

Energy Equipment & Services – 1.3%
11,801	FMC Technologies, Inc.*	404,302
7,864	Patterson-UTI Energy, Inc.	209,733

		614,035

Equity Real Estate Investment Trusts (REITs) – 11.0%
27,492	Brixmor Property Group, Inc.	669,430
15,141	Care Capital Properties, Inc.	364,595
4,475	Columbia Property Trust, Inc.	94,244
23,364	Empire State Realty Trust, Inc. Class A	471,252

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,172	Federal Realty Investment Trust	$ 445,412
9,661	Highwoods Properties, Inc.	464,308
2,502	Life Storage, Inc.	203,237
6,305	Mid-America Apartment Communities, Inc.	577,727
17,432	Pebblebrook Hotel Trust	501,344
10,215	Post Properties, Inc.	664,179
1,579	PS Business Parks, Inc.	176,422
16,431	RLJ Lodging Trust	374,463
5,722	Taubman Centers, Inc.	415,818

		5,422,431

Food Products – 0.9%
8,525	Pinnacle Foods, Inc.	422,499

Gas Utilities – 2.0%
7,442	Atmos Energy Corp.	529,275
6,150	WGL Holdings, Inc.	446,244

		975,519

Health Care Equipment & Supplies – 1.1%
5,032	Hill-Rom Holdings, Inc.	268,407
1,947	Teleflex, Inc.	288,020

		556,427

Health Care Providers & Services* – 1.7%
6,921	Acadia Healthcare Co., Inc.	263,067
4,480	Amsurg Corp.	305,178
3,909	VCA, Inc.	244,703

		812,948

Health Care Technology* – 0.2%
10,673	Allscripts Healthcare Solutions, Inc.	117,190

Hotels, Restaurants & Leisure – 1.6%
782	Cracker Barrel Old Country Store, Inc.	127,263
2,419	Jack in the Box, Inc.	251,624
5,877	Sonic Corp.	153,390
1,635	Vail Resorts, Inc.	258,984

		791,261

Household Durables – 0.6%
8,665	D.R. Horton, Inc.	240,194
1,068	Lennar Corp. Class A	45,433

		285,627

Household Products – 0.6%
2,505	Spectrum Brands Holdings, Inc.	300,324

Independent Power and Renewable Electricity Producers* – 0.1%
3,118	Dynegy, Inc.	26,971

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 0.6%
2,832	Carlisle Cos., Inc.	$ 317,665

Insurance – 7.6%
8,192	Allied World Assurance Co. Holdings AG	383,468
6,258	American Financial Group, Inc.	514,595
12,338	AmTrust Financial Services, Inc.	314,125
6,865	Arch Capital Group Ltd.*	567,873
12,650	CNO Financial Group, Inc.	226,435
2,382	Endurance Specialty Holdings Ltd.	219,620
6,180	ProAssurance Corp.	346,389
3,441	The Hanover Insurance Group, Inc.	297,956
7,237	Validus Holdings Ltd.	393,259
7,642	W.R. Berkley Corp.	472,199

		3,735,919

Internet Software & Services – 0.5%
3,637	IAC/InterActiveCorp.	244,988

IT Services – 1.9%
6,558	Booz Allen Hamilton Holding Corp.	247,958
2,855	Broadridge Financial Solutions, Inc.	184,833
3,471	DST Systems, Inc.	358,242
2,851	Leidos Holdings, Inc.	145,971

		937,004

Leisure Products – 0.2%
2,245	Brunswick Corp.	112,519

Life Sciences Tools & Services – 0.6%
5,728	PerkinElmer, Inc.	290,524

Machinery – 3.7%
7,348	Colfax Corp.*	276,358
2,486	Dover Corp.	180,508
7,436	ITT, Inc.	300,191
5,493	Terex Corp.	167,646
9,355	The Timken Co.	365,313
4,812	Trinity Industries, Inc.	133,726
1,468	Woodward, Inc.	99,428
5,996	Xylem, Inc.	309,274

		1,832,444

Media – 2.7%
4,525	Liberty Broadband Corp. Class C*	322,678
17,981	Live Nation Entertainment, Inc.*	497,714
3,999	Nexstar Broadcasting Group, Inc. Class A	238,540
11,830	TEGNA, Inc.	265,347

		1,324,279

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 2.6%
2,787	Reliance Steel & Aluminum Co.	$ 226,026
2,754	Royal Gold, Inc.	191,789
17,633	Steel Dynamics, Inc.	625,619
7,719	United States Steel Corp.	249,632

		1,293,066

Mortgage Real Estate Investment Trusts (REITs) – 1.3%
6,139	MFA Financial, Inc.	48,007
9,062	PennyMac Mortgage Investment Trust	147,529
10,166	Starwood Property Trust, Inc.	228,430
26,359	Two Harbors Investment Corp.	228,533

		652,499

Multi-Utilities – 0.8%
4,800	CMS Energy Corp.	193,056
4,394	Vectren Corp.	215,658

		408,714

Multiline Retail* – 0.3%
14,413	J.C. Penney Co., Inc.	136,491

Oil, Gas & Consumable Fuels – 6.3%
10,336	Antero Resources Corp.*	253,128
45,748	Encana Corp.	576,425
4,740	Energen Corp.	294,212
8,033	Golar LNG Ltd.	196,005
9,154	Newfield Exploration Co.*	413,944
22,561	QEP Resources, Inc.	443,549
11,272	Rice Energy, Inc.*	274,473
4,772	RSP Permian, Inc.*	213,070
19,649	Synergy Resources Corp.*	186,469
15,835	WPX Energy, Inc.*	246,076

		3,097,351

Paper & Forest Products – 0.3%
7,153	KapStone Paper & Packaging Corp.	146,136

Pharmaceuticals* – 0.4%
7,315	Catalent, Inc.	175,048

Real Estate Management & Development – 0.5%
12,532	Kennedy-Wilson Holdings, Inc.	267,558

Road & Rail* – 0.5%
2,987	Old Dominion Freight Line, Inc.	260,765

Semiconductors & Semiconductor Equipment – 1.4%
14,360	Cypress Semiconductor Corp.	161,550
23,636	Marvell Technology Group Ltd.	338,940
2,879	Microchip Technology, Inc.	190,532

		691,022

Shares	Description	Value
Common Stocks – (continued)
Software – 3.2%
3,530	ANSYS, Inc.*	$ 331,926
2,090	Citrix Systems, Inc.*	181,266
7,642	Fortinet, Inc.*	230,024
2,537	Mentor Graphics Corp.	92,727
10,597	Nuance Communications, Inc.*	171,778
3,785	PTC, Inc.*	184,367
10,147	Verint System, Inc.*	381,020

		1,573,108

Specialty Retail – 1.9%
5,599	Burlington Stores, Inc.*	492,264
1,837	Foot Locker, Inc.	131,658
2,576	Lithia Motors, Inc. Class A	236,734
14,857	Office Depot, Inc.	72,354

		933,010

Textiles, Apparel & Luxury Goods – 0.7%
2,720	Carter’s, Inc.	248,309
1,926	Columbia Sportswear Co.	109,531

		357,840

Thrifts & Mortgage Finance – 0.7%
2,043	EverBank Financial Corp.	39,430
21,720	Radian Group, Inc.	316,243
282	Washington Federal, Inc.	9,151

		364,824

Trading Companies & Distributors* – 1.6%
5,098	Beacon Roofing Supply, Inc.	236,496
1,578	United Rentals, Inc.	159,552
4,635	Univar, Inc.	115,412
4,167	WESCO International, Inc.	282,939

		794,399

Water Utilities – 0.6%
9,476	Aqua America, Inc.	281,721

TOTAL COMMON STOCKS (Cost $40,112,738)		$45,598,422

Shares	Distribution Rate	Value
Investment Company(a)(b) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
264,884	0.300%	$ 264,884
(Cost $264,884)

TOTAL INVESTMENTS – 93.3% (Cost $40,377,622)		$45,863,306

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.7%		3,318,619

NET ASSETS – 100.0%		$49,181,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$41,299,451

Gross unrealized gain	6,238,944
Gross unrealized loss	(1,675,089)

Net unrealized security gain	$4,563,855

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2016:

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$3,366,884	$—	$—
Investment Company	58,968	—	—
Total	$3,425,852	$—	$—

GROWTH AND INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,161,601	$—	$—
North America	402,174,515	—	—
Investment Company	281	—	—
Total	$410,336,397	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$37,255,748	$—	$—
North America	1,212,850,709	—	—
Investment Company	27,163,074	—	—
Total	$1,277,269,531	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$47,728,265	$—	$—
Europe	101,757,888	—	—
North America	4,865,405,280	—	—
Investment Company	82,251,133	—	—
Total	$5,097,142,566	$—	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$59,585,904	$—	$—
North America	6,150,867,337	—	—
Exchange Traded Fund	96,444,814	—	—
Investment Company	97,195,373	—	—
Total	$6,404,093,428	$—	$—

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$454,395	$—	$—
North America	45,144,027	—	—
Investment Company	264,884	—	—
Total	$45,863,306	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 98.1%
Equity – 98.1%
18,171,891	Goldman Sachs U.S. Equity Dividend and Premium Fund	$225,331,443
18,371,853	Goldman Sachs International Equity Dividend and Premium Fund	115,558,958
5,319,086	Goldman Sachs Tactical Tilt Overlay Fund	52,499,378
2,038,568	Goldman Sachs Small Cap Equity Insights Fund	46,662,818
3,583,530	Goldman Sachs MLP Energy Infrastructure Fund	28,704,078
3,351,430	Goldman Sachs Emerging Markets Equity Insights Fund	27,515,242
1,779,795	Goldman Sachs International Small Cap Insights Fund	18,705,640

TOTAL INVESTMENTS – 98.1% (Cost $453,260,289)		$514,977,557

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		10,180,088

NET ASSETS – 100.0%		$525,157,645

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2016, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	USD	4,905,082	AUD	6,409,962	12/21/16	$4,730,954	$174,128
	USD	6,180,621	CHF	5,960,844	12/21/16	5,871,507	309,114
	USD	20,613,890	EUR	18,264,225	12/21/16	19,377,969	1,235,921
	USD	13,437,217	GBP	10,069,415	12/21/16	12,606,527	830,690
	USD	16,662,842	JPY	1,668,272,100	12/21/16	14,774,231	1,888,611

TOTAL							$4,438,464

FUTURES CONTRACTS — At November 30, 2016, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	48	December 2016	$5,277,120	$183,638

TAX INFORMATION — At November 30, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$464,835,733

Gross unrealized gain	70,497,306
Gross unrealized loss	(20,355,482)

Net unrealized security gain	$50,141,824

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 98.2%
Equity – 98.2%
51,069,755	Goldman Sachs U.S. Tax-Managed Equity Fund	$963,175,584
47,562,491	Goldman Sachs International Tax-Managed Equity Fund	405,232,422
18,683,598	Goldman Sachs Tactical Tilt Overlay Fund	184,407,111
12,587,612	Goldman Sachs MLP Energy Infrastructure Fund	100,826,772
11,773,141	Goldman Sachs Emerging Markets Equity Insights Fund	96,657,489
6,250,851	Goldman Sachs International Small Cap Insights Fund	65,696,441

TOTAL INVESTMENTS – 98.2% (Cost $1,489,447,975)		$1,815,995,819

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		32,924,608

NET ASSETS – 100.0%		$1,848,920,427

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2016, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	USD	17,894,758	AUD	23,354,774	12/21/16	$17,237,290	$657,468
	USD	21,537,606	CHF	20,762,984	12/21/16	20,451,804	1,085,802
	USD	72,362,377	EUR	63,943,958	12/21/16	67,843,232	4,519,145
	USD	46,987,906	GBP	35,251,169	12/21/16	44,133,129	2,854,777
	USD	58,373,396	JPY	5,909,154,282	12/21/16	51,711,576	6,661,820

TOTAL							$15,779,012

FUTURES CONTRACTS — At November 30, 2016, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	169	December 2016	$18,579,860	$646,559

TAX INFORMATION — At November 30, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,525,934,780

Gross unrealized gain	341,541,094
Gross unrealized loss	(51,480,055)

Net unrealized security gain	$290,061,039

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds’, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in United States (“U.S.”) or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2016:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$514,977,557	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$4,438,464	$—
Futures Contracts	183,638	—	—
Total	$183,638	$4,438,464	$—

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$1,815,995,819	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$15,779,012	$—
Futures Contracts	646,559	—	—
Total	$646,559	$15,779,012	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. In December 2015, the Securities and Exchange Commission (“SEC”) proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the Portfolios’ ability to invest in derivatives and other instruments and adversely affect the Portfolios’ performance and ability to pursue their investment objectives.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio and an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of November 30, 2016, the Enhanced Dividend Global Equity Portfolio invested 42.9% and 22.0% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500 at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the S&P 500 Index or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio.

As of November 30, 2016, the Tax-Advantaged Global Equity Portfolio invested 52.1% and 21.9% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the U.S. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio or the Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio and an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

November 30, 2016 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 34.3%
826,700	SPDR S&P 500 ETF Trust	$182,188,146
(Cost $179,099,945)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 64.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
341,808,947	0.300%	$341,808,947
(Cost $341,808,947)

TOTAL INVESTMENTS – 98.7% (Cost $520,908,892)		$523,997,093

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		7,158,327

NET ASSETS – 100.0%		$531,155,420

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2016.

Curreny Legend
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2016, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA	USD	14,850,141	EUR	13,970,000	$14,826,063	12/23/16	$24,077
Deutsche Bank AG	USD	25,038,351	JPY	2,856,940,000	25,017,384	12/27/16	20,967
HSBC Bank PLC	USD	573,161	EUR	540,000	573,091	12/23/16	70
State Street Bank and Trust	GBP	13,850,000	USD	17,314,777	17,342,678	12/23/16	27,902

TOTAL							$73,016

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA	CAD	13,060,000	USD	9,741,637	$9,724,954	12/23/16	$(16,683)
	USD	15,138,089	NZD	21,470,000	15,192,549	12/23/16	(54,460)
Deutsche Bank AG	JPY	66,310,000	USD	597,074	580,657	12/27/16	(16,417)
	USD	16,810,379	EUR	15,860,000	16,831,880	12/23/16	(21,501)
HSBC Bank PLC	CAD	10,250,000	USD	7,640,809	7,632,525	12/23/16	(8,284)
	JPY	970,710,000	USD	8,761,490	8,500,222	12/27/16	(261,268)
	USD	16,086,456	CHF	16,350,000	16,111,093	12/23/16	(24,638)
	USD	661,301	NZD	940,000	665,161	12/23/16	(3,859)

TOTAL							$(407,110)

FUTURES CONTRACTS — At November 30, 2016, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

20 Year U.S. Treasury Bonds	869	March 2017	$131,463,406	$(251,338)

WRITTEN OPTIONS CONTRACTS — For the period ended November 30, 2016 the Portfolio had following written options:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Morgan Stanley Capital Services, Inc. (Premium received $3,002,460)	Put - S&P 500 Index	1,842	01/20/17	$2,125	$(3,057,720)

For the period ended November 30, 2016, the Portfolio had the following written options activity:

OPTIONS ON EQUITIES

	Contracts	Premiums Received

Contracts Outstanding August 31, 2016	1,196	$1,877,720

Contracts Written	5,758	10,594,920
Contracts Bought to Close	(5,112)	(9,470,180)

Contracts Outstanding November 30, 2016	1,842	$3,002,460

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At November 30, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$521,173,091

Gross unrealized gain	3,088,201
Gross unrealized loss	(264,199)

Net unrealized security gain	$2,824,002

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Option Contracts — When the Portfolio writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of November 30, 2016:

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Fund	$182,188,146	$—	$—
Investment Company	341,808,947	—	—
Total	$523,997,093	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$73,016	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(407,110)	$—
Futures Contracts(a)	(251,338)	—	—
Written Options Contracts	(3,057,720)	—	—
Total	$(3,309,058)	$(407,110)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Portfolio’s investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — The Portfolio may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic and Sector Risk — As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business, political, environmental or other development may affect the value of the Portfolio’s investments more than if its investments were not so focused.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 27, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 27, 2017

*	Print the name and title of each signing officer under his or her signature.